UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund:  BlackRock Funds

                                        BlackRock Alternative Capital Strategies Fund

                                        BlackRock Emerging Markets Equity Strategies Fund

                                        BlackRock Short-Term Inflation-Protected Securities Index Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55

             East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 12/31/2016

Date of reporting period: 09/30/2016

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock Alternative Capital Strategies Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 0.1%
Boeing Co.	300	$39,522
Automobiles — 0.3%
Ford Motor Co.	3,151	38,033
General Motors Co.	1,240	39,395

		77,428
Biotechnology — 0.1%
AbbVie, Inc.	611	38,536
Capital Markets — 0.1%
Invesco Ltd.	1,364	42,652
Chemicals — 0.4%
Dow Chemical Co.	735	38,095
LyondellBasell Industries NV, Class A	504	40,653
Mosaic Co.	1,374	33,608

		112,356
Communications Equipment — 0.3%
Cisco Systems, Inc.	1,254	39,777
QUALCOMM, Inc.	642	43,977

		83,754
Diversified Consumer Services — 0.2%
H&R Block, Inc.	1,867	43,221
Diversified Telecommunication Services — 0.3%
AT&T, Inc.	959	38,945
Verizon Communications, Inc.	736	38,257

		77,202
Electric Utilities — 0.5%
American Electric Power Co., Inc.	599	38,462
Duke Energy Corp.	489	39,139
Entergy Corp.	497	38,135
Southern Co.	759	38,937

		154,673
Electrical Equipment — 0.3%
Eaton Corp. PLC	610	40,083
Emerson Electric Co.	753	41,046

		81,129
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	3,126	40,169
Insurance — 0.4%
MetLife, Inc.	924	41,053
Principal Financial Group, Inc.	866	44,608
Prudential Financial, Inc.	508	41,478

		127,139

Common Stocks	Shares	Value
IT Services — 0.1%
International Business Machines Corp.	248	$39,395
Machinery — 0.3%
Caterpillar, Inc.	484	42,965
Cummins, Inc.	334	42,802

		85,767
Media — 0.1%
Viacom, Inc., Class B	1,010	38,481
Multi-Utilities — 0.7%
Ameren Corp.	796	39,147
CenterPoint Energy, Inc.	1,736	40,327
Consolidated Edison, Inc.	518	39,006
Dominion Resources, Inc.	525	38,992
Public Service Enterprise Group, Inc.	915	38,311

		195,783
Multiline Retail — 0.4%
Kohl’s Corp.	972	42,525
Macy’s, Inc.	1,102	40,829
Target Corp.	565	38,804

		122,158
Oil, Gas & Consumable Fuels — 0.6%
Exxon Mobil Corp.	450	39,276
Marathon Petroleum Corp.	1,037	42,092
Occidental Petroleum Corp.	509	37,116
Valero Energy Corp.	775	41,075

		159,559
Paper & Forest Products — 0.1%
International Paper Co.	856	41,071
Pharmaceuticals — 0.1%
Pfizer, Inc.	1,132	38,341
Real Estate Investment Trusts (REITs) — 0.7%
Crown Castle International Corp.	407	38,343
HCP, Inc.	998	37,874
Realty Income Corp.	593	39,690
Welltower, Inc.	511	38,207
Weyerhaeuser Co.	1,241	39,638

		193,752
Technology Hardware, Storage & Peripherals — 0.2%
Seagate Technology PLC	1,166	44,949
Tobacco — 0.4%
Altria Group, Inc.	591	37,369
Philip Morris International, Inc.	389	37,818

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Common Stocks	Shares	Value
Tobacco (continued)
Reynolds American, Inc.	779	$36,730
		111,917
Total Common Stocks – 6.8%		1,988,954

Asset-Backed Securities	Par (000)
Academic Loan Funding Trust, Series 2012-1A, Class A1, 1.33%, 12/27/22 (a)(b)	$47	47,375
AmeriCredit Automobile Receivables Trust, Class D:
Series 2012-4, 2.68%, 10/09/18	100	100,121
Series 2013-1, 2.09%, 2/08/19	100	100,372
AVANT Loans Funding Trust, Class A (b)
Series 2016-B, 3.92%, 8/15/19	97	97,583
Series 2016-C, 2.96%, 9/16/19	140	140,308
Bayview Opportunity Master Fund IIIa Trust 2016-RN3, Series 2016-RN3, Class A1, 3.60%, 9/28/31 (b)	100	100,000
Bayview Opportunity Master Fund IIIb NPL Trust, Series 2015-NPLA, Class A, 3.72%, 7/28/35 (b)	70	69,875
Drive Auto Receivables Trust (b):
Series 2015-BA, Class C, 2.76%, 7/15/21	100	100,834
Series 2016-BA, Class B, 2.56%, 6/15/20	100	100,911
Series 2016-BA, Class C, 3.19%, 7/15/22	150	152,669
Flagship Credit Auto Trust, Series 2014-1, Class A, 1.21%, 4/15/19 (b)	22	22,351
GCAT LLC, 4.25%, 10/25/19 (b)	82	82,041
National Collegiate Student Loan Trust (a):
Series 2004-2, Class A4, 0.84%, 11/27/28	52	51,994
Series 2005-1, Class A4, 0.77%, 11/27/28	36	35,994
Series 2006-2, Class A3, 0.74%, 11/25/27	109	105,838

Asset-Backed Securities	Par (000)	Value
National Collegiate Student Loan Trust (a) (continued):
Series 2006-3, Class A3, 0.68%, 10/25/27	$29	$28,936
OneMain Direct Auto Receivables Trust, Series 2016-1A, Class A, 2.04%, 1/15/21 (b)	173	173,564
OneMain Financial Issuance Trust, (b):
Series 2015-1A, Class A, 3.19%, 3/18/26	100	101,019
Series 2015-2A, Class A, 2.57%, 7/18/25	100	100,354
Series 2016-2A, Class A, 4.10%, 3/20/28	150	154,388
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-WHQ2, Class M2, 1.47%, 2/25/35 (a)	47	47,014
Residential Asset Mortgage Trust, Series 2005-EFC4, 0.97%, 9/25/35 (a)	69	68,166
Santander Drive Auto Receivables Trust:
Series 2012-5, Class D, 3.30%, 9/17/18	100	100,286
Series 2013-1, Class C, 1.76%, 1/15/19	44	44,356
Series 2013-3, Class C, 1.81%, 4/15/19	75	75,013
Series 2013-3, Class D, 2.42%, 4/15/19	100	101,101
Series 2013-4, Class C, 3.25%, 1/15/20	84	84,287
Series 2014-1, Class C, 2.36%, 4/15/20	100	100,747
Series 2014-1, Class D, 2.91%, 4/15/20	100	101,773
Series 2014-3, Class D, 2.65%, 8/17/20	100	101,540
Series 2014-4, Class D, 3.10%, 11/16/20	100	102,536
Series 2014-5, Class C, 2.46%, 6/15/20	100	101,112
Series 2015-1, Class D, 3.24%, 4/15/21	150	153,399
SLM Private Credit Student Loan Trust (a):
Series 2004-B, Class A2, 1.05%, 6/15/21	7	6,700

2	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Asset-Backed Securities	Par (000)	Value
SLM Private Credit Student Loan Trust (a) (continued):
Series 2006-B, Class A4, 1.03%, 3/15/24	$28	$27,661
SLM Private Education Loan Trust, Series 2011-B, Class A2, 3.74%, 2/15/29 (b)	142	145,568
SoFi Consumer Loan Program 2016-2 LLC, Series 2016-2A, Class A, 3.09%, 10/27/25 (b)	100	100,197
Sunset Mortgage Loan Co. 2014-NPL1 LLC, Series 2016-NPL1, Class A, 3.84%, 7/16/47 (b)	143	143,066
US Residential Opportunity Fund III Trust 2016-2, Series 2016-2III, Class A, 3.47%, 8/27/36 (b)	149	148,500
VOLT XXV LLC, Series 2015-NPL8, Class A1, 3.50%, 6/26/45 (b)	72	72,267

		3,691,816
Total Asset-Backed Securities - 12.7%		3,691,816

Corporate Bonds
Aerospace & Defense — 0.3%
L-3 Communications Corp.:
5.20%, 10/15/19	50	54,749
3.95%, 5/28/24	18	19,156

		73,905
Air Freight & Logistics — 0.0%
XPO Logistics, Inc., 6.50%, 6/15/22 (b)	10	10,425
Airlines — 0.0%
American Airlines Group, Inc., 4.63%, 3/01/20 (b)	10	10,100
Auto Components — 0.2%
General Motors Co., 4.00%, 4/01/25	50	51,114
Auto Parts — 0.1%
TPC Group, Inc., 8.75%, 12/15/20 (b)	25	19,389
Auto Services — 0.4%
AutoZone, Inc., 2.50%, 4/15/21	75	76,385
O’Reilly Automotive, Inc., 3.85%, 6/15/23	50	53,973

		130,358
Banks — 3.9%
Bank of Montreal, 1.50%, 7/18/19	50	49,894

Corporate Bonds	Par (000)	Value
Banks (continued)
Bank of New York Mellon Corp.:
2.60%, 8/17/20	$40	$41,368
2.05%, 5/03/21	30	30,203
Bank of Nova Scotia:
1.70%, 6/11/18	75	75,340
2.45%, 3/22/21	50	51,211
Capital One Financial Corp., 6.75%, 9/15/17	50	52,375
CIT Group, Inc., 3.88%, 2/19/19	35	35,744
Credit Suisse, New York, 5.40%, 1/14/20	75	81,980
HSBC Holdings PLC, 4.00%, 3/30/22	50	53,272
HSBC USA, Inc.:
2.75%, 8/07/20	100	102,376
3.50%, 6/23/24	100	104,067
State Street Corp., 2.55%, 8/18/20	35	36,299
Wells Fargo & Co.:
1.15%, 6/02/17	50	49,955
2.15%, 1/15/19	50	50,621
3.00%, 1/22/21	50	51,839
2.10%, 7/26/21	100	99,657
3.45%, 2/13/23	25	25,780
Westpac Banking Corp.:
1.65%, 5/13/19	55	55,200
1.60%, 8/19/19	100	100,004

		1,147,185
Beverages — 0.7%
Anheuser-Busch InBev Finance, Inc.:
2.65%, 2/01/21	35	36,116
3.30%, 2/01/23	50	52,776
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	50	56,880
Bottling Group LLC, 5.13%, 1/15/19	50	54,230

		200,002
Biotechnology — 0.1%
Gilead Sciences, Inc., 2.55%, 9/01/20	40	41,316
Building Materials — 0.2%
Summit Materials LLC, 6.13%, 7/15/23	10	10,200
Vulcan Materials Co.:
7.50%, 6/15/21	15	18,187
4.50%, 4/01/25	25	27,000

		55,387

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016	3

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Corporate Bonds	Par (000)	Value
Building Products — 0.5%
Building Materials Corp. of America, 5.38%, 11/15/24 (b)	$35	$36,050
Masco Corp., 4.38%, 4/01/26	50	52,625
Owens Corning, 3.40%, 8/15/26	50	50,232

		138,907
Capital Markets — 2.8%
Goldman Sachs Group, Inc.:
5.95%, 1/18/18	50	52,752
2.55%, 10/23/19	50	51,098
2.88%, 2/25/21	40	41,026
5.25%, 7/27/21	50	56,448
3.75%, 5/22/25	75	78,755
3.75%, 2/25/26	50	52,501
Morgan Stanley:
5.50%, 4/27/17	100	102,308
2.20%, 12/07/18	40	40,419
2.65%, 1/27/20	50	51,093
4.88%, 11/01/22	25	27,574
3.70%, 10/23/24	25	26,379
3.88%, 1/27/26	50	53,084
3.13%, 7/27/26	90	90,538
NASDAQ OMX Group, Inc., 4.25%, 6/01/24	25	26,895
National Financial Partners Corp., 9.00%, 7/15/21 (b)	35	35,958

		786,828
Chemicals — 0.6%
Ashland, Inc., 4.75%, 8/15/22	35	36,400
Dow Chemical Co., 8.55%, 5/15/19	50	58,642
Monsanto Co., 2.20%, 7/15/22	50	49,929
PolyOne Corp., 5.25%, 3/15/23	35	36,229

		181,200
Commercial Services & Supplies — 0.2%
ACCO Brands Corp., 6.75%, 4/30/20	35	36,925
RR Donnelley & Sons Co., 6.00%, 4/01/24	35	34,737

		71,662
Communications Equipment — 0.8%
Cisco Systems, Inc., 1.85%, 9/20/21	50	50,300
Juniper Networks, Inc., 3.30%, 6/15/20	50	51,846
Motorola Solutions, Inc., 4.00%, 9/01/24	54	54,617
Plantronics, Inc., 5.50%, 5/31/23 (b)	50	51,500

Corporate Bonds	Par (000)	Value
Communications Equipment (continued)
Zayo Group LLC/Zayo Capital, Inc., 6.38%, 5/15/25	$30	$31,800

		240,063
Construction Materials — 0.1%
HD Supply, Inc., 7.50%, 7/15/20	25	25,965
Consumer Finance — 1.5%
Ally Financial, Inc., 5.13%, 9/30/24	25	26,500
American Express Co., 8.13%, 5/20/19	50	58,182
Automatic Data Processing, Inc., 3.38%, 9/15/25	50	54,573
Everi Payments, Inc., 10.00%, 1/15/22	20	19,275
Navient Corp.:
5.00%, 10/26/20	15	14,794
6.63%, 7/26/21	25	25,188
6.13%, 3/25/24	50	46,563
Synchrony Financial:
2.60%, 1/15/19	25	25,294
3.75%, 8/15/21	50	52,592
Total System Services, Inc., 3.80%, 4/01/21	25	26,529
Visa, Inc.:
2.80%, 12/14/22	40	41,933
3.15%, 12/14/25	40	42,253

		433,676
Containers & Packaging — 0.2%
Ball Corp., 4.00%, 11/15/23	15	15,113
Clearwater Paper Corp., 5.38%, 2/01/25 (b)	35	35,656

		50,769
Diversified Financial Services — 4.8%
Aircastle Ltd., 5.13%, 3/15/21	35	37,406
American Express Credit Corp., 2.25%, 5/05/21	100	101,534
Argos Merger Sub, Inc., 7.13%, 3/15/23 (b)	35	36,663
Bank of America Corp.:
5.63%, 10/14/16	50	50,057
1.70%, 8/25/17	50	50,075
7.63%, 6/01/19	50	57,380
5.00%, 5/13/21	50	55,894
Citigroup, Inc.:
2.05%, 12/07/18	50	50,379
2.05%, 6/07/19	50	50,381
4.50%, 1/14/22	50	55,222
CME Group, Inc., 3.00%, 9/15/22	25	26,551
Ford Motor Credit Co. LLC, 8.00%, 12/15/16	100	101,411

4	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Corporate Bonds	Par (000)	Value
Diversified Financial Services (continued)
FS Investment Corp., 4.75%, 5/15/22	$25	$25,685
General Electric Capital Corp., 5.50%, 1/08/20	50	56,495
General Motors Financial Co., Inc.:
2.40%, 5/09/19	35	35,197
3.50%, 7/10/19	35	36,057
4.20%, 3/01/21	50	52,618
3.45%, 4/10/22	50	50,715
JPMorgan Chase & Co.:
1.70%, 3/01/18	50	50,152
6.30%, 4/23/19	50	55,700
2.55%, 3/01/21	50	50,918
4.63%, 5/10/21	50	55,372
2.40%, 6/07/21	50	50,564
3.88%, 9/10/24	25	26,319
3.13%, 1/23/25	50	51,105
3.30%, 4/01/26	50	51,452
Morgan Stanley, 5.55%, 4/27/17	100	102,308
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, 6/01/22	50	48,000
Sally Holdings LLC / Sally Capital, Inc., 5.63%, 12/01/25	25	26,906
WMG Acquisition Corp., 5.00%, 8/01/23 (b)	25	25,375

		1,421,583
Diversified Telecommunication Services — 2.0%
AT&T, Inc.:
5.50%, 2/01/18	50	52,681
5.88%, 10/01/19	50	55,940
2.80%, 2/17/21	50	51,447
3.00%, 6/30/22	50	51,405
3.95%, 1/15/25	50	53,075
3.40%, 5/15/25	50	51,370
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 4/15/23	25	26,740
CenturyLink, Inc., 6.45%, 6/15/21	50	53,563
Frontier Communications Corp.:
8.50%, 4/15/20	35	37,844
10.50%, 9/15/22	35	37,100
Verizon Communications, Inc.:
1.35%, 6/09/17	50	50,061
4.50%, 9/15/20	50	54,869

		576,095
Electric Utilities — 1.8%
Berkshire Hathaway Energy Co., 2.40%, 2/01/20	50	51,215
Duke Energy Corp., 3.05%, 8/15/22	50	52,267

Corporate Bonds	Par (000)	Value
Electric Utilities (continued)
Exelon Generation Co. LLC, 4.00%, 10/01/20	$25	$26,701
Pacific Gas & Electric Co., 3.25%, 6/15/23	50	53,199
Progress Energy, Inc., 4.88%, 12/01/19	50	54,765
PSEG Power LLC, 3.00%, 6/15/21	100	102,893
Southern Power Co.:
2.45%, 9/01/18	50	50,968
1.85%, 12/01/17	50	50,318
4.15%, 12/01/25	25	26,922
Talen Energy Supply LLC:
4.63%, 7/15/19 (b)	35	32,900
6.50%, 6/01/25	15	12,038

		514,186
Electrical Equipment — 0.2%
Amphenol Corp., 1.55%, 9/15/17	50	50,070
Electronic Equipment, Instruments & Components — 0.2%
Fortive Corp., 1.80%, 6/15/19 (b)	30	30,082
Fresenius Medical Care US Finance II, Inc., 5.63%, 7/31/19 (b)	35	37,975

		68,057
Energy Equipment & Services — 0.1%
Transocean, Inc.
5.05%, 10/15/22	25	19,594
9.00%, 7/15/23 (b)	50	48,437

		68,031
Food & Staples Retailing — 0.7%
B&G Foods, Inc., 4.63%, 6/01/21	35	36,050
CVS Health Corp., 2.80%, 7/20/20	50	51,803
JM Smucker Co., 1.75%, 3/15/18	50	50,303
Sysco Corp., 2.60%, 10/01/20	25	25,737
Walgreens Boots Alliance, Inc., 1.75%, 11/17/17	50	50,273

		214,166
Food Products — 1.2%
Kellogg Co., 3.25%, 4/01/26	25	26,078
Kraft Heinz Foods Co.:
2.00%, 7/02/18	100	100,922
3.95%, 7/15/25	50	54,097
3.00%, 6/01/26	25	25,199
Post Holdings, Inc., 8.00%, 7/15/25 (b)	50	57,219
Tyson Foods, Inc., 3.95%, 8/15/24	75	80,949

		344,464
Forest Products — 0.1%
JBS USA LLC / JBS USA Finance, Inc., 5.88%, 7/15/24 (b)	35	34,825

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016	5

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Corporate Bonds	Par (000)	Value
Gas Utilities — 0.2%
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 6/01/24	$50	$50,750
Health Care Equipment & Supplies — 1.2%
Baxter International, Inc., 2.60%, 8/15/26	45	44,480
Boston Scientific Corp.:
2.85%, 5/15/20	50	51,531
3.38%, 5/15/22	50	52,580
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (b)	50	46,375
Kinetic Concepts, Inc. / KCI USA, Inc., 10.50%, 11/01/18	35	36,794
Medtronic, Inc., 2.50%, 3/15/20	50	51,715
Stryker Corp.:
2.00%, 3/08/19	25	25,314
4.38%, 1/15/20	50	54,401

		363,190
Health Care Providers & Services — 1.3%
Aetna, Inc.:
1.90%, 6/07/19	50	50,459
2.40%, 6/15/21	25	25,289
2.75%, 11/15/22	50	51,256
Cardinal Health, Inc., 1.95%, 6/15/18	35	35,331
Centene Corp., 5.63%, 2/15/21	30	31,800
HCA, Inc.:
3.75%, 3/15/19	35	36,181
5.00%, 3/15/24	50	52,750
UnitedHealth Group, Inc.:
6.00%, 2/15/18	50	53,141
2.13%, 3/15/21	40	40,744

		376,951
Hotels, Restaurants & Leisure — 1.7%
Burger King / New Red Finance, Inc., 4.63%, 1/15/22 (b)	35	36,400
GLP Capital LP / GLP Financing II, Inc., 4.88%, 11/01/20	35	37,712
Hyatt Hotels Corp., 4.85%, 3/15/26	25	27,726
International Game Technology PLC, 6.50%, 2/15/25 (b)	200	215,500
McDonald’s Corp.:
2.20%, 5/26/20	50	50,983
3.38%, 5/26/25	50	52,668
Scientific Games International, Inc., 10.00%, 12/01/22	15	13,837

Corporate Bonds	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Wyndham Worldwide Corp., 2.50%, 3/01/18	$50	$50,523

		485,349
Household Durables — 0.1%
RSI Home Products, Inc., 6.50%, 3/15/23 (b)	15	15,825
Shea Homes LP / Shea Homes Funding Corp., 6.13%, 4/01/25 (b)	25	24,875

		40,700
Household Products — 0.1%
Newell Rubbermaid, Inc., 2.15%, 10/15/18	25	25,356
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp.:
7.38%, 7/01/21	65	74,587
5.50%, 3/15/24	50	52,031

		126,618
Insurance — 1.7%
Aflac, Inc.:
4.00%, 2/15/22	50	54,897
2.88%, 10/15/26	100	100,649
American International Group, Inc., 5.85%, 1/16/18	50	52,750
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	50	55,322
CNO Financial Group, Inc., 4.50%, 5/30/20	10	10,237
HUB International Ltd., 7.88%, 10/01/21 (b)	25	25,500
Marsh & McLennan Cos., Inc.:
2.35%, 9/10/19	50	50,768
3.75%, 3/14/26	50	54,045
Old Republic International Corp., 3.88%, 8/26/26	45	44,921
Trinity Acquisition PLC, 3.50%, 9/15/21	50	52,114

		501,203
Internet Software & Services — 0.6%
eBay, Inc., 2.50%, 3/09/18	100	101,414
Expedia, Inc., 4.50%, 8/15/24	25	26,321
VeriSign, Inc., 4.63%, 5/01/23	35	35,481

		163,216
IT Services — 0.4%
First Data Corp., 6.75%, 11/01/20 (b)	35	36,225
Verisk Analytics, Inc., 4.00%, 6/15/25	25	26,546

6	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Corporate Bonds	Par (000)	Value
IT Services (continued)
Western Digital Corp., 10.50%, 4/01/24 (b)	$45	$52,200

		114,971
Leisure Products — 0.1%
Mattel, Inc., 2.35%, 8/15/21	25	25,345
Machinery — 0.1%
Case New Holland Industrial, Inc., 7.88%, 12/01/17	15	15,938
Media — 2.0%
Charter Communications Operating LLC/Charter Communications Operating Capital (b):
3.58%, 7/23/20	50	52,260
4.91%, 7/23/25	100	110,305
CSC Holdings LLC, 5.25%, 6/01/24	50	47,500
DISH DBS Corp.:
5.88%, 11/15/24	25	24,688
7.75%, 7/01/26 (b)	100	106,250
Hughes Satellite Systems Corp. (b):
5.25%, 8/01/26	35	34,563
6.63%, 8/01/26	55	53,075
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (b)	35	36,312
Sirius XM Radio, Inc., 5.38%, 4/15/25 (b)	35	36,137
Starz LLC / Starz Finance Corp., 5.00%, 9/15/19	35	35,508
Time Warner Cable, Inc., 4.00%, 9/01/21	20	21,226
Univision Communications, Inc., 5.13%, 2/15/25 (b)	15	15,094

		572,918
Metals & Mining — 1.0%
Aleris International, Inc., 7.88%, 11/01/20	13	13,163
ArcelorMittal, 10.85%, 6/01/19	25	30,250
Freeport-McMoRan, Inc.:
3.55%, 3/01/22	50	45,500
3.88%, 3/15/23	50	44,871
Kinross Gold Corp., 5.95%, 3/15/24	50	52,215
Southern Copper Corp., 3.88%, 4/23/25	50	50,200
Teck Resources Ltd., 6.25%, 7/15/41	25	23,937
United States Steel Corp.:
7.38%, 4/01/20	17	16,915

Corporate Bonds	Par (000)	Value
Metals & Mining (continued)
United States Steel Corp. (continued):
8.38%, 7/01/21 (b)	$25	$27,344

		304,395
Multi-Utilities — 0.4%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.63%, 5/20/24	45	47,700
Dominion Resources, Inc., 4.45%, 3/15/21	50	54,969

		102,669
Oil, Gas & Consumable Fuels — 3.7%
Boardwalk Pipelines LP, 5.95%, 6/01/26	40	44,223
BP Capital Markets PLC, 2.24%, 9/26/18	50	50,777
Cimarex Energy Co., 4.38%, 6/01/24	50	52,222
EnLink Midstream Partners LP, 4.85%, 7/15/26	25	25,157
Enterprise Products Operating LLC, 3.70%, 2/15/26	50	51,470
Exxon Mobil Corp.:
2.22%, 3/01/21	55	56,201
2.73%, 3/01/23	70	72,480
Kinder Morgan, Inc., 3.05%, 12/01/19	25	25,547
Marathon Petroleum Corp., 2.70%, 12/14/18	50	51,079
Occidental Petroleum Corp.:
2.60%, 4/15/22	85	86,829
3.50%, 6/15/25	20	21,294
3.40%, 4/15/26	30	31,650
ONEOK, Inc., 7.50%, 9/01/23	50	56,000
Parsley Energy LLC/Parsley Finance Corp., 7.50%, 2/15/22 (b)	15	15,937
Petroleos Mexicanos, 4.63%, 9/21/23 (b)	40	40,056
Pioneer Natural Resources Co., 4.45%, 1/15/26	50	54,226
Shell International Finance BV:
1.38%, 5/10/19	100	99,724
2.25%, 11/10/20	25	25,470
TransCanada PipeLines, Ltd.:
3.13%, 1/15/19	30	30,870
3.80%, 10/01/20	50	53,554
Western Gas Partners LP, 4.65%, 7/01/26	50	51,745

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016	7

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Williams Partners LP, 3.90%, 1/15/25	$25	$24,948
WPX Energy, Inc., 7.50%, 8/01/20	15	15,863

		1,037,322
Pharmaceuticals — 1.9%
AbbVie, Inc.:
1.80%, 5/14/18	50	50,204
2.30%, 5/14/21	25	25,217
Actavis Funding SCS, 3.00%, 3/12/20	50	51,626
Johnson & Johnson, 2.05%, 3/01/23	25	25,503
Laboratory Corp. of America Holdings, 2.50%, 11/01/18	50	50,839
Pfizer, Inc., 6.20%, 3/15/19	50	55,684
Quest Diagnostics, Inc., 3.45%, 6/01/26	50	52,100
Shire Acquisitions Investments Ireland DAC:
1.90%, 9/23/19	100	99,949
2.40%, 9/23/21	45	45,057
2.88%, 9/23/23	50	50,242
Teva Pharmaceutical Finance Netherlands III BV, 1.40%, 7/20/18	45	44,860
Valeant Pharmaceuticals International, Inc., 5.38%, 3/15/20 (b)	15	13,875

		565,156
Real Estate Investment Trusts (REITs) — 0.6%
American Tower Corp.:
3.50%, 1/31/23	25	26,077
3.38%, 10/15/26	30	30,408
Digital Realty Trust, Inc., 3.40%, 10/01/20	50	52,108
Simon Property Group LP, 2.20%, 2/01/19	50	50,965

		159,558
Road & Rail — 0.3%
Ahern Rentals, Inc., 7.38%, 5/15/23 (b)	15	9,713
Burlington Northern Santa Fe LLC, 4.70%, 10/01/19	50	54,950
OPE KAG Finance Sub, Inc., 7.88%, 7/31/23 (b)	15	14,212

		78,875
Semiconductors & Semiconductor Equipment — 0.5%
Intel Corp., 2.45%, 7/29/20	30	31,042

Corporate Bonds	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp., 3.20%, 9/16/26	$100	$100,787

		131,829
Software — 1.1%
Activision Blizzard, Inc., 3.40%, 9/15/26 (b)	30	30,129
BMC Software Finance, Inc., 8.13%, 7/15/21 (b)	15	13,613
Infor US, Inc., 6.50%, 5/15/22	30	30,375
Microsoft Corp.:
2.65%, 11/03/22	50	52,120
2.00%, 8/08/23	85	84,886
Oracle Corp.:
5.75%, 4/15/18	50	53,490
1.90%, 9/15/21	45	45,114

		309,727
Technology Hardware, Storage & Peripherals — 0.7%
Apple, Inc.:
2.00%, 5/06/20	50	51,118
2.25%, 2/23/21	50	51,290
Hewlett Packard Enterprise Co. (b)
2.85%, 10/05/18	75	76,416
4.90%, 10/15/25	50	53,365

		232,189
Textiles, Apparel & Luxury Goods — 0.1%
Levi Strauss & Co., 6.88%, 5/01/22	35	37,100
Thrifts & Mortgage Finance — 0.1%
Quicken Loans, Inc., 5.75%, 5/01/25 (b)	15	14,888
Radian Group, Inc., 5.25%, 6/15/20	25	26,437

		41,325
Tobacco — 0.9%
Altria Group, Inc.:
2.63%, 1/14/20	50	51,725
4.00%, 1/31/24	50	55,829
Philip Morris International, Inc.:
5.65%, 5/16/18	50	53,471
3.25%, 11/10/24	25	26,651
Reynolds American, Inc., 2.30%, 6/12/18	50	50,727
Vector Group, Ltd., 7.75%, 2/15/21	35	36,915

		275,318
Wireless Telecommunication Services — 1.0%
American Tower Corp., 3.30%, 2/15/21	50	52,269

8	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Corporate Bonds	Par (000)	Value
Wireless Telecommunication Services (continued)
Communications Sales & Leasing, Inc./CSL Capital LLC, 6.00%, 4/15/23 (b)	$15	$15,563
Crown Castle International Corp., 4.88%, 4/15/22	35	39,042
DuPont Fabros Technology LP, 5.63%, 6/15/23	15	15,788
Sprint Communications, Inc., 6.00%, 11/15/22	25	23,188
Sprint Corp., 7.88%, 9/15/23	25	25,156
T-Mobile USA, Inc.:
6.63%, 4/01/23	50	53,687
6.38%, 3/01/25	50	54,375

		279,068
Total Corporate Bonds - 45.9%		13,376,764

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 5.6%
Fannie Mae (a):
Series 2014-C02, Class 2M2, 3.13%, 5/25/24	100	99,375
Series 2014-C03, Class 2M2, 3.43%, 7/25/24	100	100,450
Series 2014-C04, Class 2M2, 5.53%, 11/25/24	125	134,014
Series 2015-C01, Class 1M2, 4.83%, 2/25/25	100	104,806
Series 2015-C02, Class 1M2, 4.53%, 5/25/25	100	104,007
Series 2015-C02, Class 2M2, 4.53%, 5/25/25	100	104,119
Series 2015-C03, Class 1M2, 5.53%, 7/25/25	100	106,729
Series 2015-C04, Class 1M2, 6.23%, 4/25/28	100	108,794
Fannie Mae Connecticut Avenue Securities (a):
Series 2014-C02, Class 2M1, 1.48%, 5/25/24	50	50,175
Series 2014-C03, Class 2M1, 1.73%, 7/25/24	66	66,317
Series 2014-C04, Class 1M1, 2.48%, 11/25/24	30	29,838
Series 2014-C04, Class 2M1, 2.63%, 11/25/24	18	18,412
Series 2015-C03, Class 2M1, 2.03%, 7/25/25	65	65,598
Series 2015-C04, Class 2M1, 2.23%, 4/25/28	93	93,354

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (continued)
Fannie Mae Connecticut Avenue Securities (a) (continued):
Series 2016-C03, Class 2M1, 2.73%, 10/25/28	$97		$98,311
Series 2016-C05, Class 2M1, 1.88%, 1/25/29	89		89,383
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DN1, Class M3, 4.68%, 1/25/25 (a)	250		264,505

			1,638,187
Commercial Mortgage-Backed Securities — 3.0%
Banc of America Commercial Mortgage Trust, Series 2007-3, Class A4, 5.72%, 6/10/49 (a)	58		58,760
Bear Stearns Commercial Mortgage Securities Trust 2007-PWR18, Series 2007-PW18, Class AMA, 6.09%, 6/11/50 (a)	100		103,376
CD Mortgage Trust, Series 2006-CD3, Class A5, 5.62%, 10/15/48	4		3,733
COMM 2007-C9 Mortgage Trust, Series 2007-C9, Class A1A, 6.01%, 12/10/49 (a)	101		102,963
Commercial Mortgage Trust:
Series 2007-GG9, Class A1A, 5.43%, 3/10/39	53		53,683
Series 2008-LS1, Class A4B, 6.30%, 12/10/49 (a)	62		64,238
Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust, Series 2007-GG9, Class A4, 5.44%, 3/10/39	61		60,935
GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.99%, 8/10/45 (a)	87		88,311
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-CB17, Class A4, 5.43%, 12/12/43	—	(c)	142
Series 2006-LDP9, Class A3, 5.34%, 5/15/47	28		28,082
Series 2007-CB18, Class A4, 5.44%, 6/12/47	60		60,423
ML-CFC Commercial Mortgage Trust, Series 2007-7, Class A4, 5.81%, 6/12/50 (a)	86		87,596
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class AMFX, 5.37%, 12/15/43	100		100,175

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016	9

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A1A, 5.89%, 6/15/49 (a)	$66	$67,376

		879,793
Total Non-Agency Mortgage-Backed Securities — 8.6%		2,517,980

U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 53.0%
Fannie Mae Mortgage-Backed Securities (d):
2.50%, 10/01/31 — 10/01/46	105	107,250
3.00%, 10/01/31 — 10/01/46	1,445	1,502,576
3.50%, 11/01/45 — 10/01/46	1,712	1,807,610
4.00%, 10/01/31 — 10/01/46	1,530	1,640,064
4.50%, 10/01/31 — 10/01/46	2,406	2,633,582
5.00%, 2/01/41 — 10/01/46	1,258	1,397,558
5.50%, 10/01/46	450	507,094
Freddie Mac Mortgage-Backed Securities (d):
2.50%, 10/01/31	275	284,883
3.00%, 10/01/31 — 10/01/46	849	884,465
3.50%, 10/01/31 — 10/01/46	677	714,859
4.00%, 10/01/31 — 10/01/46	702	750,635
4.50%, 5/01/42 — 10/01/46	120	132,050
Ginnie Mae Mortgage-Backed Securities (d):	25	25,423
2.50%, 10/01/46
3.50%, 1/01/46 — 10/01/46	1,309	1,391,617
4.00%, 9/01/45 — 10/01/46	972	1,043,127
4.50%, 10/01/46	407	442,879
5.00%, 10/01/46	175	189,564
Total U.S. Government Sponsored Agency Securities - 53.0%		15,455,236
Total Long-Term Investments (Cost — $36,527,881) — 127.0%		37,030,750

Short-Term Securities		Shares	Value
BlackRock T-Fund, Institutional Class, 0.20% (e)(f)		1,497,727	$1,497,727
Total Short-Term Securities (Cost — $1,497,727) — 5.1%			1,497,727
Total Investments Before TBA Sale Commitments (Cost — $38,025,608) — 132.1%			38,528,477

TBA Sale Commitments		Par (000)
Fannie Mae Mortgage-Backed Securities (d):
2.50%, 10/01/31	USD	55	(56,805)
3.00%, 10/01/31		70	(73,489)
3.50%, 10/01/31		190	(200,302)
2.50%, 10/01/46		50	(50,445)
3.00%, 10/01/46		729	(757,416)
4.00%, 10/01/46		32	(34,368)
4.50%, 10/01/46		69	(75,564)
Freddie Mac Mortgage-Backed Securities (d):
2.50%, 10/01/31		275	(284,883)
3.00%, 10/01/31		199	(209,024)
3.50%, 10/01/31		25	(26,403)
3.00%, 10/01/46		25	(25,979)
4.00%, 10/01/46		51	(54,704)
Ginnie Mae Mortgage-Backed Securities (d)
2.50%, 10/01/46		25	(25,423)
3.00%, 10/01/46		685	(717,591)
3.50%, 10/01/46		332	(352,620)
Total TBA Sale Commitments (Proceeds — $2,935,518) — 10.1%			(2,945,016)
Total Investments, Net of TBA Sale Commitments (Cost — $35,090,090*) — 122.0%			35,583,461
Liabilities in Excess of Other Assets — (22.0)%			(6,423,451)

Net Assets — 100.0%			$29,160,010

*	As of September 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$35,650,193

Gross unrealized appreciation	$604,817
Gross unrealized depreciation	(671,549)

Net unrealized depreciation	$(66,732)

10	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Notes to Schedule of Investments

(a)	Variable rate security. Rate as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Amount is less than $500.

(d)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC	$974,508	$150
Barclays Bank PLC	$568,895	$1,067
Citigroup Global Markets, Inc.	$1,470,699	$2,167
Credit Suisse Securities (USA) LLC	$3,330,721	$7,043
Goldman Sachs & Co.	$(161,079)	$(2,393)
J.P. Morgan Securities LLC	$213,845	$746
Mizuho Securities USA, Inc.	$103,593	$531
Morgan Stanley & Co. International PLC	$342,326	$262
Nomura Securities International, Inc.	$57,396	$(721)
RBC Capital Markets	$137,049	$1,004

(e)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2015	Net Activity	Shares Held at September 30, 2016	Value at September 30, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	4,676,461	(4,676,461)	—	—	$8,229
BlackRock T-Fund, Institutional Class	—	1,497,727	1,497,727	$1,497,727	322
Total					$8,551

(f)	Current yield as of period end.

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016	11

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(3)	2-Year U.S. Treasury Note	December 2016	$655,406	$(198)
1	5-Year U.S. Treasury Note	December 2016	$121,516	(25)
6	10-Year Australian Treasury Bonds	December 2016	$629,192	7,873
(2)	10-Year Canadian Bond	December 2016	$223,972	(3,200)
20	10-Year U.S. Treasury Note	December 2016	$2,622,500	4,302
(2)	10-Year U.S. Ultra Long Treasury Note	December 2016	$288,313	1,216
(19)	German Euro Bund Futures	December 2016	$3,536,641	(15,205)
8	German Euro OAT Futures	December 2016	$1,438,966	(2,574)
(4)	UK Long Gilt Bond	December 2016	$675,294	(3,231)
1	Ultra Long U.S. Treasury Bond	December 2016	$183,875	(2,594)
Total				$(13,636)

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	70,000	USD	52,462	Barclays Bank PLC	10/05/16	$1,112
EUR	60,000	USD	66,932	Royal Bank of Scotland PLC	10/05/16	472
USD	65,472	GBP	50,000	Bank of America N.A.	10/05/16	663
BRL	20,000	USD	6,011	Bank of America N.A.	12/02/16	37
BRL	30,000	USD	9,087	Bank of America N.A.	12/02/16	(16)
BRL	20,000	USD	6,067	Bank of America N.A.	12/02/16	(20)
BRL	20,000	USD	6,106	Bank of America N.A.	12/02/16	(58)
BRL	270,000	USD	81,396	Bank of America N.A.	12/02/16	245
BRL	10,000	USD	2,996	Bank of America N.A.	12/02/16	28
BRL	20,000	USD	6,019	BNP Paribas S.A.	12/02/16	29
BRL	12,798	USD	3,876	BNP Paribas S.A.	12/02/16	(6)
BRL	17,064	USD	5,168	BNP Paribas S.A.	12/02/16	(8)
BRL	30,000	USD	9,009	Citibank N.A.	12/02/16	62
BRL	40,000	USD	12,012	Citibank N.A.	12/02/16	83
BRL	10,000	USD	2,964	Citibank N.A.	12/02/16	60
BRL	2,549	USD	755	Deutsche Bank AG	12/02/16	15
BRL	20,000	USD	6,003	Deutsche Bank AG	12/02/16	44
BRL	35,838	USD	10,999	Goldman Sachs International	12/02/16	(163)
BRL	10,000	USD	3,021	Goldman Sachs International	12/02/16	3
BRL	9,347	USD	2,839	HSBC Bank USA N.A.	12/02/16	(12)

12	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	30,000	USD	9,242	HSBC Bank USA N.A.	12/02/16	$(171)
BRL	20,000	USD	6,071	HSBC Bank USA N.A.	12/02/16	(24)
BRL	6,421	USD	1,938	HSBC Bank USA N.A.	12/02/16	4
BRL	8,561	USD	2,584	HSBC Bank USA N.A.	12/02/16	5
BRL	34,162	USD	10,467	Morgan Stanley & Co. International PLC	12/02/16	(137)
BRL	17,451	USD	5,189	Morgan Stanley & Co. International PLC	12/02/16	88
BRL	30,653	USD	9,307	Morgan Stanley & Co. International PLC	12/02/16	(38)
BRL	10,781	USD	3,263	Morgan Stanley & Co. International PLC	12/02/16	(3)
BRL	14,375	USD	4,351	Morgan Stanley & Co. International PLC	12/02/16	(4)
USD	6,011	BRL	20,000	Bank of America N.A.	12/02/16	(37)
USD	6,058	BRL	20,000	Bank of America N.A.	12/02/16	10
USD	12,134	BRL	40,000	Bank of America N.A.	12/02/16	39
USD	9,001	BRL	30,000	Bank of America N.A.	12/02/16	(70)
USD	20,649	BRL	70,000	Bank of America N.A.	12/02/16	(517)
USD	17,975	BRL	60,000	Bank of America N.A.	12/02/16	(168)
USD	6,103	BRL	20,000	Citibank N.A.	12/02/16	56
USD	17,783	BRL	60,000	Citibank N.A.	12/02/16	(359)
USD	6,003	BRL	20,000	Deutsche Bank AG	12/02/16	(44)
USD	9,012	BRL	30,000	Deutsche Bank AG	12/02/16	(60)
USD	3,399	BRL	11,469	Deutsche Bank AG	12/02/16	(69)
USD	12,085	BRL	40,000	Goldman Sachs International	12/02/16	(10)
USD	4,830	BRL	16,236	Goldman Sachs International	12/02/16	(80)
USD	4,025	BRL	13,530	Goldman Sachs International	12/02/16	(66)
USD	1,571	BRL	5,120	Goldman Sachs International	12/02/16	23
USD	710	BRL	2,337	HSBC Bank USA N.A.	12/02/16	3
USD	207	BRL	679	HSBC Bank USA N.A.	12/02/16	2
USD	2,327	BRL	7,663	Morgan Stanley & Co. International PLC	12/02/16	9
USD	5,870	BRL	20,000	Morgan Stanley & Co. International PLC	12/02/16	(178)
USD	2,950	BRL	10,000	Morgan Stanley & Co. International PLC	12/02/16	(74)
USD	5,900	BRL	20,000	Morgan Stanley & Co. International PLC	12/02/16	(147)
USD	8,931	BRL	29,321	Morgan Stanley & Co. International PLC	12/02/16	65
USD	13,020	BRL	43,764	Morgan Stanley & Co. International PLC	12/02/16	(214)
USD	10,850	BRL	36,470	Morgan Stanley & Co. International PLC	12/02/16	(178)
USD	1,495	BRL	4,880	Morgan Stanley & Co. International PLC	12/02/16	20
USD	23,349	BRL	78,531	Morgan Stanley & Co. International PLC	12/02/16	(396)
AUD	5,255	USD	4,003	Bank of America N.A.	12/13/16	12
AUD	30,000	USD	22,318	Bank of America N.A.	12/13/16	607
AUD	10,000	USD	7,534	Bank of America N.A.	12/13/16	107
AUD	25,000	USD	18,835	Bank of America N.A.	12/13/16	269

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016	13

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	35,000	USD	26,369	Bank of America N.A.	12/13/16	$376
AUD	5,906	USD	4,487	Bank of America N.A.	12/13/16	25
AUD	47,244	USD	35,898	Bank of America N.A.	12/13/16	204
AUD	3,674	USD	2,773	Barclays Bank PLC	12/13/16	34
AUD	4,695	USD	3,567	Barclays Bank PLC	12/13/16	21
AUD	20,000	USD	15,288	Barclays Bank PLC	12/13/16	(5)
AUD	31,638	USD	24,041	Barclays Bank PLC	12/13/16	135
AUD	5,273	USD	4,007	Barclays Bank PLC	12/13/16	23
AUD	89,117	USD	66,830	Barclays Bank PLC	12/13/16	1,269
AUD	6,361	USD	4,800	Barclays Bank PLC	12/13/16	61
AUD	1,817	USD	1,371	Barclays Bank PLC	12/13/16	17
AUD	4,543	USD	3,428	Barclays Bank PLC	12/13/16	43
AUD	20,000	USD	15,137	Barclays Bank PLC	12/13/16	146
AUD	2,711	USD	2,062	Barclays Bank PLC	12/13/16	10
AUD	21,691	USD	16,492	Barclays Bank PLC	12/13/16	83
AUD	30,000	USD	22,942	Barclays Bank PLC	12/13/16	(18)
AUD	5,000	USD	3,824	Barclays Bank PLC	12/13/16	(3)
AUD	5,000	USD	3,824	Barclays Bank PLC	12/13/16	(3)
AUD	40,000	USD	30,582	Barclays Bank PLC	12/13/16	(15)
AUD	2,625	USD	1,995	Barclays Bank PLC	12/13/16	11
AUD	20,997	USD	15,959	Barclays Bank PLC	12/13/16	86
AUD	30,000	USD	22,564	BNP Paribas S.A.	12/13/16	361
AUD	10,000	USD	7,492	Citibank N.A.	12/13/16	150
AUD	80,000	USD	59,935	Citibank N.A.	12/13/16	1,197
AUD	610	USD	466	Credit Suisse International	12/13/16	1
AUD	80,883	USD	60,688	Credit Suisse International	12/13/16	1,119
AUD	20,098	USD	15,003	Credit Suisse International	12/13/16	355
AUD	15,074	USD	11,252	Credit Suisse International	12/13/16	266
AUD	60,000	USD	44,958	Credit Suisse International	12/13/16	891
AUD	1,327	USD	1,000	Goldman Sachs International	12/13/16	13
AUD	28,362	USD	21,558	Goldman Sachs International	12/13/16	115
AUD	4,727	USD	3,593	Goldman Sachs International	12/13/16	19
AUD	48,236	USD	36,004	Goldman Sachs International	12/13/16	856
AUD	36,177	USD	27,003	Goldman Sachs International	12/13/16	642
AUD	80,000	USD	60,178	HSBC Bank USA N.A.	12/13/16	954
AUD	51	USD	38	HSBC Bank USA N.A.	12/13/16	—
AUD	9,390	USD	7,165	HSBC Bank USA N.A.	12/13/16	11
AUD	20,000	USD	15,280	HSBC Bank USA N.A.	12/13/16	3
AUD	5,000	USD	3,768	Morgan Stanley & Co. International PLC	12/13/16	53
AUD	200,000	USD	149,898	Morgan Stanley & Co. International PLC	12/13/16	2,933
AUD	30,000	USD	22,485	Morgan Stanley & Co. International PLC	12/13/16	440
AUD	28,639	USD	21,598	Morgan Stanley & Co. International PLC	12/13/16	287
AUD	20,457	USD	15,427	Morgan Stanley & Co. International PLC	12/13/16	205
AUD	8,183	USD	6,171	Morgan Stanley & Co. International PLC	12/13/16	82
AUD	58,309	USD	44,438	Morgan Stanley & Co. International PLC	12/13/16	119

14	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	7,289	USD	5,555	Morgan Stanley & Co. International PLC	12/13/16	$15
AUD	30,000	USD	22,777	Morgan Stanley & Co. International PLC	12/13/16	147
AUD	10,000	USD	7,592	Morgan Stanley & Co. International PLC	12/13/16	49
AUD	5,000	USD	3,831	Morgan Stanley & Co. International PLC	12/13/16	(10)
AUD	70,000	USD	53,630	Morgan Stanley & Co. International PLC	12/13/16	(139)
AUD	5,000	USD	3,831	Morgan Stanley & Co. International PLC	12/13/16	(10)
AUD	40,000	USD	30,627	Morgan Stanley & Co. International PLC	12/13/16	(61)
AUD	10,000	USD	7,657	Morgan Stanley & Co. International PLC	12/13/16	(15)
AUD	10,000	USD	7,653	Morgan Stanley & Co. International PLC	12/13/16	(11)
AUD	10,000	USD	7,653	Morgan Stanley & Co. International PLC	12/13/16	(11)
AUD	90,000	USD	68,877	Morgan Stanley & Co. International PLC	12/13/16	(103)
AUD	10,000	USD	7,653	Morgan Stanley & Co. International PLC	12/13/16	(11)
AUD	11,759	USD	8,932	Morgan Stanley & Co. International PLC	12/13/16	53
AUD	1,470	USD	1,117	Morgan Stanley & Co. International PLC	12/13/16	7
AUD	10,000	USD	7,670	Westpac Banking Corp.	12/13/16	(28)
AUD	10,000	USD	7,670	Westpac Banking Corp.	12/13/16	(28)
AUD	30,000	USD	23,009	Westpac Banking Corp.	12/13/16	(84)
AUD	11,665	USD	8,699	Westpac Banking Corp.	12/13/16	215
AUD	8,749	USD	6,524	Westpac Banking Corp.	12/13/16	161
CAD	1,772	USD	1,352	Bank of America N.A.	12/13/16	—
CAD	5,316	USD	4,056	Bank of America N.A.	12/13/16	(1)
CAD	50,000	USD	38,342	Bank of America N.A.	12/13/16	(212)
CAD	10,000	USD	7,629	Bank of America N.A.	12/13/16	(3)
CAD	40,000	USD	30,517	Bank of America N.A.	12/13/16	(13)
CAD	10,000	USD	7,775	Barclays Bank PLC	12/13/16	(148)
CAD	20,000	USD	15,549	Barclays Bank PLC	12/13/16	(297)
CAD	44,868	USD	34,681	Barclays Bank PLC	12/13/16	(464)
CAD	19,941	USD	15,414	Barclays Bank PLC	12/13/16	(206)
CAD	24,623	USD	18,814	Barclays Bank PLC	12/13/16	(36)
CAD	1,834	USD	1,395	Barclays Bank PLC	12/13/16	4
CAD	7,338	USD	5,580	Barclays Bank PLC	12/13/16	16
CAD	15,000	USD	11,367	Barclays Bank PLC	12/13/16	72
CAD	10,000	USD	7,626	Citibank N.A.	12/13/16	—
CAD	60,000	USD	45,758	Citibank N.A.	12/13/16	(1)
CAD	5,310	USD	4,056	Citibank N.A.	12/13/16	(6)
CAD	1,770	USD	1,352	Citibank N.A.	12/13/16	(2)
CAD	5,377	USD	4,112	Citibank N.A.	12/13/16	(12)
CAD	7,194	USD	5,463	Citibank N.A.	12/13/16	23
CAD	13,785	USD	10,484	Citibank N.A.	12/13/16	29

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016	15

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	4,596	USD	3,504	Citibank N.A.	12/13/16	$1
CAD	3,540	USD	2,704	Credit Suisse International	12/13/16	(4)
CAD	10,621	USD	8,112	Credit Suisse International	12/13/16	(12)
CAD	8,753	USD	6,674	Credit Suisse International	12/13/16	1
CAD	2,918	USD	2,225	Credit Suisse International	12/13/16	—
CAD	140,000	USD	105,994	Credit Suisse International	12/13/16	772
CAD	20,000	USD	15,142	Credit Suisse International	12/13/16	110
CAD	4,021	USD	3,053	Credit Suisse International	12/13/16	13
CAD	50,000	USD	38,012	Credit Suisse International	12/13/16	119
CAD	90,000	USD	68,357	Credit Suisse International	12/13/16	278
CAD	70,000	USD	53,373	Goldman Sachs International	12/13/16	10
CAD	260,000	USD	198,241	Goldman Sachs International	12/13/16	39
CAD	30,000	USD	23,359	Goldman Sachs International	12/13/16	(480)
CAD	53,565	USD	41,050	JPMorgan Chase Bank N.A.	12/13/16	(200)
CAD	26,783	USD	20,525	JPMorgan Chase Bank N.A.	12/13/16	(100)
CAD	10,000	USD	7,605	JPMorgan Chase Bank N.A.	12/13/16	21
CAD	10,000	USD	7,671	JPMorgan Chase Bank N.A.	12/13/16	(45)
CAD	45,132	USD	34,893	Morgan Stanley & Co. International PLC	12/13/16	(475)
CAD	20,059	USD	15,508	Morgan Stanley & Co. International PLC	12/13/16	(211)
CAD	40,000	USD	30,488	Morgan Stanley & Co. International PLC	12/13/16	17
CAD	10,000	USD	7,686	Morgan Stanley & Co. International PLC	12/13/16	(59)
CAD	40,000	USD	30,743	Morgan Stanley & Co. International PLC	12/13/16	(238)
CAD	65,404	USD	49,854	Morgan Stanley & Co. International PLC	12/13/16	24
CAD	13,218	USD	10,144	UBS AG	12/13/16	(64)
CAD	26,435	USD	20,289	UBS AG	12/13/16	(129)
CAD	30,000	USD	23,169	UBS AG	12/13/16	(290)
CAD	8,166	USD	6,213	Westpac Banking Corp.	12/13/16	14
CAD	32,662	USD	24,852	Westpac Banking Corp.	12/13/16	57
CHF	10,000	USD	10,350	Bank of America N.A.	12/13/16	(13)
CHF	10,000	USD	10,343	Bank of America N.A.	12/13/16	(7)
CHF	5,000	USD	5,181	Citibank N.A.	12/13/16	(13)
CHF	15,000	USD	15,557	Credit Suisse International	12/13/16	(53)
CHF	10,000	USD	10,314	Credit Suisse International	12/13/16	22
CHF	30,000	USD	31,102	Credit Suisse International	12/13/16	(94)
CHF	10,000	USD	10,256	Morgan Stanley & Co. International PLC	12/13/16	80
CHF	20,000	USD	20,788	Morgan Stanley & Co. International PLC	12/13/16	(116)
CHF	20,000	USD	20,651	Morgan Stanley & Co. International PLC	12/13/16	21
CHF	90,000	USD	93,353	Morgan Stanley & Co. International PLC	12/13/16	(327)
CHF	30,000	USD	31,078	Morgan Stanley & Co. International PLC	12/13/16	(69)
CHF	10,000	USD	10,330	Morgan Stanley & Co. International PLC	12/13/16	6

16	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	20,000	USD	20,677	Morgan Stanley & Co. International PLC	12/13/16	$(5)
CLP	7,000,000	USD	10,278	BNP Paribas S.A.	12/13/16	305
CLP	6,000,000	USD	9,036	BNP Paribas S.A.	12/13/16	35
CLP	9,000,000	USD	13,274	BNP Paribas S.A.	12/13/16	332
CLP	4,000,000	USD	5,900	BNP Paribas S.A.	12/13/16	148
CLP	9,000,000	USD	13,423	BNP Paribas S.A.	12/13/16	184
CLP	5,000,000	USD	7,457	BNP Paribas S.A.	12/13/16	102
CLP	3,600,000	USD	5,342	Citibank N.A.	12/13/16	101
CLP	2,400,000	USD	3,561	Citibank N.A.	12/13/16	67
CLP	3,000,000	USD	4,452	Citibank N.A.	12/13/16	84
CLP	8,000,000	USD	11,692	Credit Suisse International	12/13/16	403
CLP	19,000,000	USD	28,053	Credit Suisse International	12/13/16	673
CLP	2,000,000	USD	2,953	Credit Suisse International	12/13/16	71
CLP	6,000,000	USD	9,004	Credit Suisse International	12/13/16	67
CLP	6,000,000	USD	9,074	Credit Suisse International	12/13/16	(3)
CLP	7,000,000	USD	10,587	Credit Suisse International	12/13/16	(4)
CLP	7,000,000	USD	10,332	Deutsche Bank AG	12/13/16	251
CLP	5,600,000	USD	8,266	Deutsche Bank AG	12/13/16	201
CLP	8,400,000	USD	12,399	Deutsche Bank AG	12/13/16	301
CLP	7,000,000	USD	10,518	Deutsche Bank AG	12/13/16	65
CLP	3,000,000	USD	4,508	Deutsche Bank AG	12/13/16	28
CLP	6,000,000	USD	8,863	Deutsche Bank AG	12/13/16	208
CLP	10,500,000	USD	15,510	Deutsche Bank AG	12/13/16	365
CLP	4,000,000	USD	5,867	Deutsche Bank AG	12/13/16	180
CLP	9,000,000	USD	13,201	Deutsche Bank AG	12/13/16	405
CLP	5,000,000	USD	7,411	Deutsche Bank AG	12/13/16	149
CLP	8,000,000	USD	11,857	Deutsche Bank AG	12/13/16	238
CLP	9,000,000	USD	13,339	Deutsche Bank AG	12/13/16	267
CLP	4,400,000	USD	6,499	Deutsche Bank AG	12/13/16	153
CLP	2,750,000	USD	4,062	Deutsche Bank AG	12/13/16	96
CLP	6,050,000	USD	8,936	Deutsche Bank AG	12/13/16	210
CLP	4,000,000	USD	5,896	Deutsche Bank AG	12/13/16	151
CLP	11,000,000	USD	16,306	HSBC Bank USA N.A.	12/13/16	324
CLP	5,000,000	USD	7,340	HSBC Bank USA N.A.	12/13/16	219
CLP	4,000,000	USD	5,872	HSBC Bank USA N.A.	12/13/16	175
CLP	4,950,000	USD	7,303	HSBC Bank USA N.A.	12/13/16	181
CLP	3,600,000	USD	5,311	HSBC Bank USA N.A.	12/13/16	131
CLP	2,250,000	USD	3,320	HSBC Bank USA N.A.	12/13/16	82
CLP	5,000,000	USD	7,517	HSBC Bank USA N.A.	12/13/16	43
CLP	13,000,000	USD	19,543	HSBC Bank USA N.A.	12/13/16	111
CLP	11,000,000	USD	16,495	HSBC Bank USA N.A.	12/13/16	135
CLP	7,000,000	USD	10,497	HSBC Bank USA N.A.	12/13/16	86
CLP	8,000,000	USD	11,990	HSBC Bank USA N.A.	12/13/16	104
CLP	6,000,000	USD	8,993	HSBC Bank USA N.A.	12/13/16	78
CLP	5,000,000	USD	7,494	HSBC Bank USA N.A.	12/13/16	65
CLP	2,000,000	USD	3,020	HSBC Bank USA N.A.	12/13/16	4
CLP	6,000,000	USD	9,020	JPMorgan Chase Bank N.A.	12/13/16	51
CLP	6,000,000	USD	8,892	Royal Bank of Scotland PLC	12/13/16	180
CLP	10,500,000	USD	15,560	Royal Bank of Scotland PLC	12/13/16	314
CLP	14,000,000	USD	21,193	Royal Bank of Scotland PLC	12/13/16	(27)
CLP	7,000,000	USD	10,596	Royal Bank of Scotland PLC	12/13/16	(13)
COP	150,000,000	USD	51,107	Bank of America N.A.	12/13/16	290

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016	17

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
COP	145,000,000	USD	49,404	Bank of America N.A.	12/13/16	$281
COP	50,000,000	USD	17,036	Bank of America N.A.	12/13/16	97
COP	20,000,000	USD	6,671	BNP Paribas S.A.	12/13/16	182
COP	30,000,000	USD	10,163	Deutsche Bank AG	12/13/16	117
COP	150,000,000	USD	50,450	Deutsche Bank AG	12/13/16	948
COP	50,000,000	USD	16,817	Deutsche Bank AG	12/13/16	316
COP	145,000,000	USD	48,768	Deutsche Bank AG	12/13/16	916
COP	20,000,000	USD	6,777	Deutsche Bank AG	12/13/16	76
COP	10,000,000	USD	3,469	HSBC Bank USA N.A.	12/13/16	(43)
COP	30,000,000	USD	10,366	HSBC Bank USA N.A.	12/13/16	(87)
COP	10,000,000	USD	3,319	HSBC Bank USA N.A.	12/13/16	107
COP	10,000,000	USD	3,451	Morgan Stanley & Co. International PLC	12/13/16	(24)
EUR	16,808	HUF	5,225,000	Bank of America N.A.	12/13/16	(120)
EUR	9,627	HUF	2,993,492	Bank of America N.A.	12/13/16	(72)
EUR	11,259	HUF	3,500,000	Bank of America N.A.	12/13/16	(80)
EUR	11,253	HUF	3,500,000	Bank of America N.A.	12/13/16	(88)
EUR	29,321	HUF	9,000,000	Bank of America N.A.	12/13/16	209
EUR	955	HUF	294,693	Bank of America N.A.	12/13/16	1
EUR	9,548	HUF	2,942,426	Bank of America N.A.	12/13/16	26
EUR	2,932	HUF	906,580	Bank of America N.A.	12/13/16	(3)
EUR	1,955	HUF	605,759	Bank of America N.A.	12/13/16	(7)
EUR	3,232	HUF	1,000,000	Barclays Bank PLC	12/13/16	(6)
EUR	19,317	HUF	6,005,000	Barclays Bank PLC	12/13/16	(138)
EUR	4,813	HUF	1,496,781	Barclays Bank PLC	12/13/16	(36)
EUR	6,864	HUF	2,135,163	Barclays Bank PLC	12/13/16	(54)
EUR	25,779	HUF	7,936,670	Barclays Bank PLC	12/13/16	97
EUR	1,910	HUF	589,441	Barclays Bank PLC	12/13/16	2
EUR	14,172	HUF	4,380,000	Barclays Bank PLC	12/13/16	(7)
EUR	977	HUF	301,922	Barclays Bank PLC	12/13/16	—
EUR	2,932	HUF	908,647	Barclays Bank PLC	12/13/16	(10)
EUR	18,607	HUF	5,775,000	BNP Paribas S.A.	12/13/16	(99)
EUR	14,766	HUF	4,560,000	BNP Paribas S.A.	12/13/16	5
EUR	9,896	HUF	3,060,000	BNP Paribas S.A.	12/13/16	(12)
EUR	14,891	HUF	4,600,000	BNP Paribas S.A.	12/13/16	—
EUR	4,814	HUF	1,495,382	Citibank N.A.	12/13/16	(31)
EUR	4,814	HUF	1,496,636	Citibank N.A.	12/13/16	(35)
EUR	4,814	HUF	1,497,412	Citibank N.A.	12/13/16	(38)
EUR	982	HUF	304,638	Citibank N.A.	12/13/16	(5)
EUR	4,481	HUF	1,377,160	Citibank N.A.	12/13/16	25
EUR	4,481	HUF	1,378,490	Citibank N.A.	12/13/16	20
EUR	53,472	HUF	16,461,515	Citibank N.A.	12/13/16	206
EUR	23,871	HUF	7,364,447	Citibank N.A.	12/13/16	35
EUR	9,785	HUF	3,023,130	Citibank N.A.	12/13/16	(2)
EUR	28,343	HUF	8,764,861	Citibank N.A.	12/13/16	(35)
EUR	17,827	HUF	5,524,087	Citibank N.A.	12/13/16	(63)
EUR	8,779	HUF	2,727,003	Credit Suisse International	12/13/16	(55)
EUR	6,315	HUF	1,963,467	Credit Suisse International	12/13/16	(47)
EUR	7,702	HUF	2,394,393	Credit Suisse International	12/13/16	(56)
EUR	7,115	HUF	2,211,754	Credit Suisse International	12/13/16	(51)
EUR	2,026	HUF	622,840	Credit Suisse International	12/13/16	11
EUR	2,021	HUF	621,510	Credit Suisse International	12/13/16	10
EUR	3,819	HUF	1,177,248	Credit Suisse International	12/13/16	9

18	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	24,923	HUF	7,665,966	Credit Suisse International	12/13/16	$121
EUR	2,906	HUF	895,964	Credit Suisse International	12/13/16	7
EUR	1,910	HUF	588,926	Credit Suisse International	12/13/16	4
EUR	15,169	HUF	4,685,937	Credit Suisse International	12/13/16	—
EUR	10,752	HUF	3,322,981	Credit Suisse International	12/13/16	(6)
EUR	2,932	HUF	906,208	Credit Suisse International	12/13/16	(1)
EUR	4,888	HUF	1,514,000	Credit Suisse International	12/13/16	(15)
EUR	9,627	HUF	2,991,014	Deutsche Bank AG	12/13/16	(63)
EUR	9,627	HUF	2,993,813	Deutsche Bank AG	12/13/16	(73)
EUR	963	HUF	299,388	Deutsche Bank AG	12/13/16	(7)
EUR	11,901	HUF	3,695,362	Deutsche Bank AG	12/13/16	(70)
EUR	955	HUF	294,443	Goldman Sachs International	12/13/16	2
EUR	974	HUF	301,824	Goldman Sachs International	12/13/16	(4)
EUR	1,955	HUF	604,782	Goldman Sachs International	12/13/16	(3)
EUR	963	HUF	299,302	HSBC Bank USA N.A.	12/13/16	(7)
EUR	8,453	HUF	2,610,720	HSBC Bank USA N.A.	12/13/16	1
EUR	10,504	HUF	3,235,316	HSBC Bank USA N.A.	12/13/16	34
EUR	9,773	HUF	3,029,283	HSBC Bank USA N.A.	12/13/16	(37)
EUR	9,548	HUF	2,942,225	UBS AG	12/13/16	26
EUR	23,090	PLN	100,000	Bank of America N.A.	12/13/16	(94)
EUR	7,503	PLN	32,348	Bank of America N.A.	12/13/16	7
EUR	27,391	PLN	120,000	Barclays Bank PLC	12/13/16	(470)
EUR	1,374	PLN	6,000	Barclays Bank PLC	12/13/16	(18)
EUR	13,738	PLN	60,000	Barclays Bank PLC	12/13/16	(187)
EUR	15,058	PLN	65,000	Barclays Bank PLC	12/13/16	(5)
EUR	12,743	PLN	55,000	Barclays Bank PLC	12/13/16	(2)
EUR	6,358	PLN	27,502	Barclays Bank PLC	12/13/16	(18)
EUR	2,067	PLN	8,951	Barclays Bank PLC	12/13/16	(8)
EUR	11,599	PLN	50,000	Citibank N.A.	12/13/16	14
EUR	4,689	PLN	20,213	Citibank N.A.	12/13/16	6
EUR	8,805	PLN	37,954	Citibank N.A.	12/13/16	11
EUR	12,789	PLN	55,965	Credit Suisse International	12/13/16	(202)
EUR	7,774	PLN	34,000	Credit Suisse International	12/13/16	(118)
EUR	4,691	PLN	20,233	Credit Suisse International	12/13/16	3
EUR	4,690	PLN	20,208	Credit Suisse International	12/13/16	8
EUR	3,816	PLN	16,497	Credit Suisse International	12/13/16	(7)
EUR	8,442	PLN	36,545	Credit Suisse International	12/13/16	(30)
EUR	5,487	PLN	24,035	Deutsche Bank AG	12/13/16	(94)
EUR	938	PLN	4,044	Goldman Sachs International	12/13/16	1
EUR	1,271	PLN	5,505	Goldman Sachs International	12/13/16	(5)
EUR	23,090	PLN	100,000	Morgan Stanley & Co. International PLC	12/13/16	(94)
EUR	229,905	PLN	1,009,965	UBS AG	12/13/16	(4,662)
EUR	10,000	USD	11,261	Bank of America N.A.	12/13/16	8
EUR	20,000	USD	22,475	Bank of America N.A.	12/13/16	64
EUR	15,000	USD	16,911	Bank of America N.A.	12/13/16	(7)
EUR	10,000	USD	11,246	Bank of America N.A.	12/13/16	23
EUR	5,000	USD	5,623	Bank of America N.A.	12/13/16	12
EUR	15,000	USD	16,869	Bank of America N.A.	12/13/16	35
EUR	40,000	USD	44,977	Barclays Bank PLC	12/13/16	100
EUR	10,000	USD	11,277	Barclays Bank PLC	12/13/16	(8)
EUR	10,000	USD	11,237	Barclays Bank PLC	12/13/16	32
EUR	40,000	USD	45,009	Barclays Bank PLC	12/13/16	68

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016	19

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	15,000	USD	16,878	Barclays Bank PLC	12/13/16	$25
EUR	15,000	USD	16,922	BNP Paribas S.A.	12/13/16	(18)
EUR	40,000	USD	45,272	Citibank N.A.	12/13/16	(195)
EUR	5,000	USD	5,632	Citibank N.A.	12/13/16	3
EUR	15,000	USD	16,894	Citibank N.A.	12/13/16	9
EUR	10,000	USD	11,272	Citibank N.A.	12/13/16	(3)
EUR	5,000	USD	5,636	Citibank N.A.	12/13/16	(1)
EUR	5,000	USD	5,638	Citibank N.A.	12/13/16	(4)
EUR	10,000	USD	11,225	Credit Suisse International	12/13/16	44
EUR	30,000	USD	33,656	Deutsche Bank AG	12/13/16	152
EUR	10,000	USD	11,277	HSBC Bank USA N.A.	12/13/16	(7)
EUR	30,000	USD	33,842	JPMorgan Chase Bank N.A.	12/13/16	(34)
EUR	170,000	USD	190,321	Morgan Stanley & Co. International PLC	12/13/16	1,257
EUR	10,000	USD	11,276	Morgan Stanley & Co. International PLC	12/13/16	(7)
EUR	15,000	USD	16,918	Morgan Stanley & Co. International PLC	12/13/16	(14)
EUR	25,000	USD	28,162	Morgan Stanley & Co. International PLC	12/13/16	12
EUR	10,000	USD	11,221	Morgan Stanley & Co. International PLC	12/13/16	49
EUR	10,628	USD	11,974	Morgan Stanley & Co. International PLC	12/13/16	3
EUR	2,657	USD	2,994	Morgan Stanley & Co. International PLC	12/13/16	1
EUR	9,372	USD	10,527	Morgan Stanley & Co. International PLC	12/13/16	35
EUR	2,343	USD	2,632	Morgan Stanley & Co. International PLC	12/13/16	9
GBP	10,000	USD	13,362	Barclays Bank PLC	12/13/16	(383)
GBP	10,000	USD	13,230	Citibank N.A.	12/13/16	(250)
GBP	10,000	USD	13,431	HSBC Bank USA N.A.	12/13/16	(452)
HUF	72,421,538	EUR	232,852	Bank of America N.A.	12/13/16	1,795
HUF	2,500,000	EUR	8,085	Bank of America N.A.	12/13/16	9
HUF	3,000,000	EUR	9,727	Bank of America N.A.	12/13/16	(17)
HUF	9,520,000	EUR	30,670	Barclays Bank PLC	12/13/16	167
HUF	2,000,000	EUR	6,483	Barclays Bank PLC	12/13/16	(10)
HUF	2,500,000	EUR	8,082	Barclays Bank PLC	12/13/16	13
HUF	1,888,580	EUR	6,088	Citibank N.A.	12/13/16	28
HUF	1,017,654	EUR	3,279	Credit Suisse International	12/13/16	17
HUF	9,342,000	EUR	30,119	Credit Suisse International	12/13/16	138
HUF	4,158,000	EUR	13,390	Credit Suisse International	12/13/16	79
HUF	1,573,766	EUR	5,074	Deutsche Bank AG	12/13/16	23
HUF	4,500,000	EUR	14,488	HSBC Bank USA N.A.	12/13/16	89
HUF	1,013,977	USD	3,658	Bank of America N.A.	12/13/16	41
HUF	1,625,096	USD	5,961	Bank of America N.A.	12/13/16	(33)
HUF	1,084,387	USD	3,978	Bank of America N.A.	12/13/16	(22)
HUF	350,000	USD	1,284	Barclays Bank PLC	12/13/16	(7)
HUF	530,000	USD	1,945	Barclays Bank PLC	12/13/16	(11)
HUF	2,000,000	USD	7,264	Barclays Bank PLC	12/13/16	32
HUF	11,000,000	USD	39,546	BNP Paribas S.A.	12/13/16	584
HUF	47,000,000	USD	168,968	BNP Paribas S.A.	12/13/16	2,494

20	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HUF	34,787,479	USD	125,063	BNP Paribas S.A.	12/13/16	$1,846
HUF	5,000,000	USD	18,203	BNP Paribas S.A.	12/13/16	38
HUF	1,000,000	USD	3,626	BNP Paribas S.A.	12/13/16	22
HUF	4,000,000	USD	14,540	BNP Paribas S.A.	12/13/16	52
HUF	2,000,000	USD	7,232	BNP Paribas S.A.	12/13/16	64
HUF	3,000,000	USD	10,848	BNP Paribas S.A.	12/13/16	96
HUF	2,358,135	USD	8,647	Credit Suisse International	12/13/16	(44)
HUF	3,533,973	USD	12,958	Credit Suisse International	12/13/16	(66)
HUF	5,069,520	USD	18,289	Deutsche Bank AG	12/13/16	205
HUF	162,570	USD	596	Deutsche Bank AG	12/13/16	(3)
HUF	108,479	USD	398	Deutsche Bank AG	12/13/16	(2)
HUF	916,503	USD	3,306	HSBC Bank USA N.A.	12/13/16	37
HUF	2,000,000	USD	7,310	HSBC Bank USA N.A.	12/13/16	(13)
HUF	148,362	USD	544	JPMorgan Chase Bank N.A.	12/13/16	(3)
HUF	98,999	USD	363	JPMorgan Chase Bank N.A.	12/13/16	(2)
HUF	1,079,200	USD	3,950	Morgan Stanley & Co. International PLC	12/13/16	(13)
HUF	920,800	USD	3,370	UBS AG	12/13/16	(11)
IDR	290,743,640	USD	22,076	BNP Paribas S.A.	12/13/16	72
IDR	76,961,552	USD	5,844	BNP Paribas S.A.	12/13/16	19
IDR	80,000,000	USD	5,946	Citibank N.A.	12/13/16	148
IDR	90,000,000	USD	6,689	Citibank N.A.	12/13/16	167
IDR	240,000,000	USD	17,931	Citibank N.A.	12/13/16	352
IDR	40,000,000	USD	2,976	Deutsche Bank AG	12/13/16	71
IDR	340,000,000	USD	25,298	Deutsche Bank AG	12/13/16	602
IDR	250,000,000	USD	18,918	Deutsche Bank AG	12/13/16	126
IDR	120,000,000	USD	9,081	Deutsche Bank AG	12/13/16	61
IDR	110,000,000	USD	8,324	Deutsche Bank AG	12/13/16	56
IDR	170,000,000	USD	12,816	Deutsche Bank AG	12/13/16	134
IDR	100,000,000	USD	7,539	Deutsche Bank AG	12/13/16	79
IDR	80,000,000	USD	6,031	Deutsche Bank AG	12/13/16	63
IDR	50,000,000	USD	3,722	Deutsche Bank AG	12/13/16	87
IDR	80,000,000	USD	6,011	HSBC Bank USA N.A.	12/13/16	83
IDR	100,000,000	USD	7,467	HSBC Bank USA N.A.	12/13/16	151
IDR	200,000,000	USD	15,049	HSBC Bank USA N.A.	12/13/16	186
IDR	90,000,000	USD	6,772	HSBC Bank USA N.A.	12/13/16	84
IDR	250,000,000	USD	18,839	HSBC Bank USA N.A.	12/13/16	205
IDR	90,000,000	USD	6,782	HSBC Bank USA N.A.	12/13/16	74
IDR	25,000,000	USD	1,897	HSBC Bank USA N.A.	12/13/16	8
IDR	170,000,000	USD	12,898	HSBC Bank USA N.A.	12/13/16	52
IDR	65,000,000	USD	4,932	HSBC Bank USA N.A.	12/13/16	20
IDR	41,806,915	USD	3,174	HSBC Bank USA N.A.	12/13/16	10
IDR	106,125,250	USD	8,058	HSBC Bank USA N.A.	12/13/16	26
IDR	86,829,750	USD	6,593	HSBC Bank USA N.A.	12/13/16	21
IDR	340,000,000	USD	25,875	HSBC Bank USA N.A.	12/13/16	25
IDR	140,000,000	USD	10,654	HSBC Bank USA N.A.	12/13/16	10
IDR	140,000,000	USD	10,489	Morgan Stanley & Co. International PLC	12/13/16	175
IDR	220,000,000	USD	16,531	Morgan Stanley & Co. International PLC	12/13/16	227
IDR	150,000,000	USD	11,271	Morgan Stanley & Co. International PLC	12/13/16	155

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016	21

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
IDR	67,500,000	USD	5,129	Morgan Stanley & Co. International PLC	12/13/16	$13
IDR	82,500,000	USD	6,269	Morgan Stanley & Co. International PLC	12/13/16	16
IDR	32,500,000	USD	2,470	Morgan Stanley & Co. International PLC	12/13/16	6
IDR	115,670,250	USD	8,790	Morgan Stanley & Co. International PLC	12/13/16	22
IDR	55,693,085	USD	4,232	Morgan Stanley & Co. International PLC	12/13/16	11
IDR	141,374,750	USD	10,743	Morgan Stanley & Co. International PLC	12/13/16	27
IDR	290,000,000	USD	22,231	Morgan Stanley & Co. International PLC	12/13/16	(140)
IDR	170,000,000	USD	13,032	Morgan Stanley & Co. International PLC	12/13/16	(82)
IDR	170,000,000	USD	12,782	UBS AG	12/13/16	168
IDR	260,000,000	USD	19,549	UBS AG	12/13/16	257
IDR	13,038,448	USD	989	UBS AG	12/13/16	4
IDR	49,256,360	USD	3,736	UBS AG	12/13/16	16
IDR	120,000,000	USD	9,043	UBS AG	12/13/16	98
IDR	140,000,000	USD	10,550	UBS AG	12/13/16	115
IDR	80,000,000	USD	6,029	UBS AG	12/13/16	65
IDR	170,000,000	USD	12,889	UBS AG	12/13/16	61
IDR	25,000,000	USD	1,895	UBS AG	12/13/16	9
IDR	65,000,000	USD	4,928	UBS AG	12/13/16	23
IDR	120,000,000	USD	9,231	UBS AG	12/13/16	(90)
IDR	290,000,000	USD	22,308	UBS AG	12/13/16	(216)
ILS	7,763	USD	2,064	Bank of America N.A.	12/13/16	11
ILS	17,964	USD	4,764	Bank of America N.A.	12/13/16	38
ILS	35,927	USD	9,528	Bank of America N.A.	12/13/16	76
ILS	17,964	USD	4,764	Bank of America N.A.	12/13/16	38
ILS	11,001	USD	2,924	Bank of America N.A.	12/13/16	17
ILS	5,501	USD	1,462	Bank of America N.A.	12/13/16	8
ILS	10,996	USD	2,924	Bank of America N.A.	12/13/16	15
ILS	5,498	USD	1,462	Bank of America N.A.	12/13/16	8
ILS	17,786	USD	4,754	Bank of America N.A.	12/13/16	1
ILS	4,447	USD	1,188	Bank of America N.A.	12/13/16	—
ILS	16,180	USD	4,315	Bank of America N.A.	12/13/16	11
ILS	1,792	USD	476	Barclays Bank PLC	12/13/16	3
ILS	1,792	USD	476	Barclays Bank PLC	12/13/16	3
ILS	3,584	USD	953	Barclays Bank PLC	12/13/16	5
ILS	50,000	USD	13,307	Barclays Bank PLC	12/13/16	59
ILS	1,875	USD	501	Barclays Bank PLC	12/13/16	—
ILS	3,749	USD	1,002	Barclays Bank PLC	12/13/16	—
ILS	843	USD	226	Barclays Bank PLC	12/13/16	—
ILS	3,371	USD	902	Barclays Bank PLC	12/13/16	(1)
ILS	1,792	USD	476	Citibank N.A.	12/13/16	3
ILS	896	USD	238	Citibank N.A.	12/13/16	1
ILS	896	USD	238	Citibank N.A.	12/13/16	1
ILS	262,747	USD	69,951	Citibank N.A.	12/13/16	283
ILS	32,843	USD	8,744	Citibank N.A.	12/13/16	35
ILS	18,555	USD	4,920	Citibank N.A.	12/13/16	40

22	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ILS	37,109	USD	9,840	Citibank N.A.	12/13/16	$80
ILS	5,501	USD	1,462	Citibank N.A.	12/13/16	8
ILS	11,002	USD	2,924	Citibank N.A.	12/13/16	17
ILS	1,688	USD	451	Citibank N.A.	12/13/16	—
ILS	6,754	USD	1,804	Citibank N.A.	12/13/16	1
ILS	50,000	USD	13,285	Credit Suisse International	12/13/16	80
ILS	21,539	USD	5,737	Credit Suisse International	12/13/16	21
ILS	42,237	USD	11,209	Credit Suisse International	12/13/16	81
ILS	50,000	USD	13,229	Credit Suisse International	12/13/16	136
ILS	50,000	USD	13,229	Credit Suisse International	12/13/16	136
ILS	1,792	USD	476	Credit Suisse International	12/13/16	3
ILS	20,387	USD	5,412	Credit Suisse International	12/13/16	38
ILS	896	USD	238	Credit Suisse International	12/13/16	1
ILS	40,773	USD	10,824	Credit Suisse International	12/13/16	75
ILS	20,387	USD	5,412	Credit Suisse International	12/13/16	38
ILS	896	USD	238	Credit Suisse International	12/13/16	1
ILS	11,729	USD	3,121	Credit Suisse International	12/13/16	14
ILS	93,834	USD	24,969	Credit Suisse International	12/13/16	113
ILS	5,427	USD	1,440	Credit Suisse International	12/13/16	10
ILS	43,419	USD	11,524	Credit Suisse International	12/13/16	83
ILS	12,121	USD	3,218	Credit Suisse International	12/13/16	22
ILS	12,121	USD	3,218	Credit Suisse International	12/13/16	22
ILS	9,280	USD	2,460	Credit Suisse International	12/13/16	21
ILS	18,560	USD	4,920	Credit Suisse International	12/13/16	41
ILS	44,331	USD	11,777	Credit Suisse International	12/13/16	73
ILS	22,165	USD	5,888	Credit Suisse International	12/13/16	37
ILS	4,399	USD	1,170	Credit Suisse International	12/13/16	6
ILS	2,199	USD	585	Credit Suisse International	12/13/16	3
ILS	29,434	USD	7,862	Credit Suisse International	12/13/16	6
ILS	14,717	USD	3,931	Credit Suisse International	12/13/16	3
ILS	2,100	USD	561	Credit Suisse International	12/13/16	—
ILS	4,200	USD	1,122	Credit Suisse International	12/13/16	1
ILS	67,500	USD	18,041	Credit Suisse International	12/13/16	3
ILS	16,875	USD	4,510	Credit Suisse International	12/13/16	1
ILS	116,465	USD	31,050	Credit Suisse International	12/13/16	82
ILS	50,000	USD	13,245	Deutsche Bank AG	12/13/16	120
ILS	250,000	USD	66,409	Deutsche Bank AG	12/13/16	418
ILS	450,000	USD	119,536	Deutsche Bank AG	12/13/16	753
ILS	50,000	USD	13,299	Deutsche Bank AG	12/13/16	66
ILS	1,792	USD	476	Deutsche Bank AG	12/13/16	3
ILS	1,792	USD	476	Deutsche Bank AG	12/13/16	3
ILS	3,584	USD	953	Deutsche Bank AG	12/13/16	5
ILS	50,000	USD	13,226	Deutsche Bank AG	12/13/16	139
ILS	37,879	USD	10,057	Deutsche Bank AG	12/13/16	68
ILS	37,879	USD	10,057	Deutsche Bank AG	12/13/16	68
ILS	100,000	USD	26,664	Deutsche Bank AG	12/13/16	67
ILS	28,461	USD	7,572	Goldman Sachs International	12/13/16	36
ILS	23,118	USD	6,177	HSBC Bank USA N.A.	12/13/16	2
ILS	11,559	USD	3,089	HSBC Bank USA N.A.	12/13/16	1
ILS	25,305	USD	6,766	HSBC Bank USA N.A.	12/13/16	(2)
ILS	101,219	USD	27,063	HSBC Bank USA N.A.	12/13/16	(7)
ILS	17,355	USD	4,633	HSBC Bank USA N.A.	12/13/16	7
ILS	12,547	USD	3,335	UBS AG	12/13/16	19

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016	23

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ILS	6,273	USD	1,667	UBS AG	12/13/16	$10
ILS	6,273	USD	1,667	UBS AG	12/13/16	10
ILS	1,051	USD	281	UBS AG	12/13/16	—
ILS	2,102	USD	562	UBS AG	12/13/16	—
ILS	843	USD	226	UBS AG	12/13/16	—
ILS	3,371	USD	902	UBS AG	12/13/16	(1)
INR	800,000	USD	11,775	Bank of America N.A.	12/13/16	118
INR	2,000,000	USD	29,438	Bank of America N.A.	12/13/16	295
INR	2,050,000	USD	30,520	Bank of America N.A.	12/13/16	(43)
INR	1,100,000	USD	16,376	Bank of America N.A.	12/13/16	(23)
INR	1,460,000	USD	21,483	Bank of America N.A.	12/13/16	222
INR	465,807	USD	6,915	Barclays Bank PLC	12/13/16	10
INR	323,060	USD	4,796	Barclays Bank PLC	12/13/16	7
INR	2,100,000	USD	31,250	Barclays Bank PLC	12/13/16	(30)
INR	249,261	USD	3,697	Barclays Bank PLC	12/13/16	9
INR	200,000	USD	2,950	BNP Paribas S.A.	12/13/16	23
INR	85,453	USD	1,269	BNP Paribas S.A.	12/13/16	1
INR	700,000	USD	10,400	BNP Paribas S.A.	12/13/16	7
INR	570,000	USD	8,468	BNP Paribas S.A.	12/13/16	6
INR	800,000	USD	11,767	Citibank N.A.	12/13/16	126
INR	2,000,000	USD	29,418	Citibank N.A.	12/13/16	315
INR	400,000	USD	5,896	Citibank N.A.	12/13/16	51
INR	356,965	USD	5,300	Citibank N.A.	12/13/16	6
INR	52,239	USD	776	Citibank N.A.	12/13/16	1
INR	1,100,000	USD	16,196	Deutsche Bank AG	12/13/16	158
INR	4,300,000	USD	63,310	Deutsche Bank AG	12/13/16	616
INR	3,400,000	USD	50,059	Deutsche Bank AG	12/13/16	487
INR	198,212	USD	2,943	Deutsche Bank AG	12/13/16	4
INR	151,822	USD	2,254	Deutsche Bank AG	12/13/16	3
INR	203,917	USD	3,009	Deutsche Bank AG	12/13/16	23
INR	3,100,000	USD	46,035	HSBC Bank USA N.A.	12/13/16	51
INR	2,150,000	USD	31,928	HSBC Bank USA N.A.	12/13/16	36
INR	1,084,193	USD	16,090	HSBC Bank USA N.A.	12/13/16	29
INR	751,940	USD	11,159	HSBC Bank USA N.A.	12/13/16	20
INR	2,350,000	USD	34,887	HSBC Bank USA N.A.	12/13/16	49
INR	1,800,000	USD	26,722	HSBC Bank USA N.A.	12/13/16	38
INR	235,000	USD	3,468	HSBC Bank USA N.A.	12/13/16	26
INR	662,302	USD	9,770	HSBC Bank USA N.A.	12/13/16	76
INR	294,356	USD	4,342	HSBC Bank USA N.A.	12/13/16	34
INR	900,000	USD	13,267	HSBC Bank USA N.A.	12/13/16	113
INR	104,451	USD	1,551	HSBC Bank USA N.A.	12/13/16	1
INR	713,747	USD	10,601	HSBC Bank USA N.A.	12/13/16	10
INR	1,500,000	USD	22,335	HSBC Bank USA N.A.	12/13/16	(35)
INR	700,000	USD	10,423	HSBC Bank USA N.A.	12/13/16	(16)
INR	4,300,000	USD	63,647	Morgan Stanley & Co. International PLC	12/13/16	279
INR	3,100,000	USD	45,885	Morgan Stanley & Co. International PLC	12/13/16	201
INR	607,307	USD	9,017	Morgan Stanley & Co. International PLC	12/13/16	11
INR	792,873	USD	11,773	Morgan Stanley & Co. International PLC	12/13/16	15

24	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	1,075,000	USD	15,961	Morgan Stanley & Co. International PLC	12/13/16	$20
INR	1,550,000	USD	23,014	Morgan Stanley & Co. International PLC	12/13/16	29
INR	465,000	USD	6,856	Morgan Stanley & Co. International PLC	12/13/16	57
INR	1,420,000	USD	20,895	Morgan Stanley & Co. International PLC	12/13/16	216
INR	196,083	USD	2,893	Morgan Stanley & Co. International PLC	12/13/16	22
INR	103,727	USD	1,541	Morgan Stanley & Co. International PLC	12/13/16	1
INR	200,000	USD	2,965	Morgan Stanley & Co. International PLC	12/13/16	8
INR	1,300,000	USD	19,274	Morgan Stanley & Co. International PLC	12/13/16	53
INR	4,000,000	USD	59,303	Morgan Stanley & Co. International PLC	12/13/16	163
INR	1,200,000	USD	17,733	Morgan Stanley & Co. International PLC	12/13/16	107
INR	565,000	USD	8,387	Morgan Stanley & Co. International PLC	12/13/16	13
INR	700,000	USD	10,390	Morgan Stanley & Co. International PLC	12/13/16	16
INR	1,358,915	USD	20,186	UBS AG	12/13/16	16
INR	1,040,871	USD	15,462	UBS AG	12/13/16	13
INR	105,644	USD	1,560	UBS AG	12/13/16	11
INR	237,698	USD	3,509	UBS AG	12/13/16	25
INR	1,300,000	USD	19,194	UBS AG	12/13/16	133
INR	700,000	USD	10,337	UBS AG	12/13/16	70
INR	1,420,000	USD	20,889	UBS AG	12/13/16	222
INR	61,559	USD	914	UBS AG	12/13/16	1
INR	443,310	USD	6,581	UBS AG	12/13/16	9
INR	3,029,288	USD	44,972	UBS AG	12/13/16	64
INR	2,050,000	USD	30,529	UBS AG	12/13/16	(52)
INR	1,200,000	USD	17,773	UBS AG	12/13/16	67
INR	565,000	USD	8,385	UBS AG	12/13/16	14
INR	700,000	USD	10,389	UBS AG	12/13/16	18
JPY	1,000,000	USD	9,872	Bank of America N.A.	12/13/16	19
JPY	1,000,000	USD	9,854	Barclays Bank PLC	12/13/16	36
JPY	2,451,073	USD	24,468	Barclays Bank PLC	12/13/16	(225)
JPY	1,000,000	USD	9,823	Citibank N.A.	12/13/16	68
JPY	1,000,000	USD	9,840	Credit Suisse International	12/13/16	51
JPY	1,000,000	USD	9,833	Credit Suisse International	12/13/16	58
JPY	6,445	USD	64	Deutsche Bank AG	12/13/16	(1)
JPY	1,000,000	USD	9,734	Goldman Sachs International	12/13/16	157
JPY	1,000,000	USD	9,713	HSBC Bank USA N.A.	12/13/16	178
JPY	1,000,000	USD	9,942	HSBC Bank USA N.A.	12/13/16	(51)
JPY	2,493,555	USD	24,866	HSBC Bank USA N.A.	12/13/16	(203)
JPY	1,000,000	USD	9,978	HSBC Bank USA N.A.	12/13/16	(87)
JPY	2,000,000	USD	19,756	Morgan Stanley & Co. International PLC	12/13/16	26

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016	25

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	48,927	USD	488	Morgan Stanley & Co. International PLC	12/13/16	$(4)
KRW	22,500,000	USD	20,667	Bank of America N.A.	12/13/16	(254)
KRW	2,500,000	USD	2,296	Bank of America N.A.	12/13/16	(28)
KRW	15,000,000	USD	13,778	Bank of America N.A.	12/13/16	(169)
KRW	1,537,088	USD	1,366	Bank of America N.A.	12/13/16	28
KRW	60,000,000	USD	54,427	Bank of America N.A.	12/13/16	9
KRW	9,000,000	USD	8,039	BNP Paribas S.A.	12/13/16	126
KRW	1,000,000	USD	893	BNP Paribas S.A.	12/13/16	14
KRW	5,560,000	USD	5,045	BNP Paribas S.A.	12/13/16	(1)
KRW	2,780,000	USD	2,523	BNP Paribas S.A.	12/13/16	(1)
KRW	36,125,000	USD	32,781	BNP Paribas S.A.	12/13/16	(7)
KRW	5,000,000	USD	4,476	Citibank N.A.	12/13/16	60
KRW	22,500,000	USD	20,143	Citibank N.A.	12/13/16	270
KRW	45,215,345	USD	41,215	Citibank N.A.	12/13/16	(194)
KRW	10,638,905	USD	9,698	Citibank N.A.	12/13/16	(46)
KRW	10,000,000	USD	8,962	Credit Suisse International	12/13/16	110
KRW	25,000,000	USD	22,769	Credit Suisse International	12/13/16	(87)
KRW	5,000,000	USD	4,511	Credit Suisse International	12/13/16	26
KRW	25,000,000	USD	22,690	Credit Suisse International	12/13/16	(9)
KRW	15,000,000	USD	13,614	Credit Suisse International	12/13/16	(5)
KRW	16,152,960	USD	14,458	Deutsche Bank AG	12/13/16	196
KRW	6,461,184	USD	5,783	Deutsche Bank AG	12/13/16	79
KRW	25,000,000	USD	22,173	Deutsche Bank AG	12/13/16	508
KRW	5,000,000	USD	4,474	Deutsche Bank AG	12/13/16	62
KRW	22,500,000	USD	20,134	Deutsche Bank AG	12/13/16	279
KRW	15,000,000	USD	13,364	Goldman Sachs International	12/13/16	245
KRW	20,000,000	USD	17,819	Goldman Sachs International	12/13/16	326
KRW	30,000,000	USD	26,728	Goldman Sachs International	12/13/16	489
KRW	32,653,165	USD	29,211	HSBC Bank USA N.A.	12/13/16	413
KRW	13,994,213	USD	12,519	HSBC Bank USA N.A.	12/13/16	177
KRW	9,329,476	USD	8,346	HSBC Bank USA N.A.	12/13/16	118
KRW	5,000,000	USD	4,520	HSBC Bank USA N.A.	12/13/16	16
KRW	10,000,000	USD	9,040	HSBC Bank USA N.A.	12/13/16	33
KRW	15,000,000	USD	13,560	HSBC Bank USA N.A.	12/13/16	49
KRW	10,000,000	USD	9,040	HSBC Bank USA N.A.	12/13/16	33
KRW	15,000,000	USD	13,756	HSBC Bank USA N.A.	12/13/16	(148)
KRW	2,500,000	USD	2,293	HSBC Bank USA N.A.	12/13/16	(25)
KRW	22,500,000	USD	20,635	HSBC Bank USA N.A.	12/13/16	(221)
KRW	68,250,000	USD	62,317	HSBC Bank USA N.A.	12/13/16	(397)
KRW	10,500,000	USD	9,587	HSBC Bank USA N.A.	12/13/16	(61)
KRW	5,250,000	USD	4,794	HSBC Bank USA N.A.	12/13/16	(31)
KRW	3,510,000	USD	3,195	HSBC Bank USA N.A.	12/13/16	(11)
KRW	22,815,000	USD	20,769	HSBC Bank USA N.A.	12/13/16	(70)
KRW	1,755,000	USD	1,598	HSBC Bank USA N.A.	12/13/16	(5)
KRW	39,784,655	USD	36,224	HSBC Bank USA N.A.	12/13/16	(129)
KRW	9,361,095	USD	8,523	HSBC Bank USA N.A.	12/13/16	(30)
KRW	2,346,835	USD	2,101	Morgan Stanley & Co. International PLC	12/13/16	28
KRW	1,005,787	USD	901	Morgan Stanley & Co. International PLC	12/13/16	12
KRW	670,524	USD	600	Morgan Stanley & Co. International PLC	12/13/16	8

26	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	20,000,000	USD	18,086	Morgan Stanley & Co. International PLC	12/13/16	$59
KRW	15,000,000	USD	13,745	Morgan Stanley & Co. International PLC	12/13/16	(136)
KRW	5,000,000	USD	4,582	Morgan Stanley & Co. International PLC	12/13/16	(45)
KRW	70,000,000	USD	63,631	Morgan Stanley & Co. International PLC	12/13/16	(123)
KRW	5,000,000	USD	4,545	Morgan Stanley & Co. International PLC	12/13/16	(9)
KRW	16,925,862	USD	15,169	Morgan Stanley & Co. International PLC	12/13/16	187
KRW	6,770,345	USD	6,068	Morgan Stanley & Co. International PLC	12/13/16	75
KRW	1,500,000	USD	1,338	Morgan Stanley & Co. International PLC	12/13/16	23
KRW	13,500,000	USD	12,040	Morgan Stanley & Co. International PLC	12/13/16	208
KRW	2,440,000	USD	2,222	Morgan Stanley & Co. International PLC	12/13/16	(8)
KRW	31,690,000	USD	28,856	Morgan Stanley & Co. International PLC	12/13/16	(105)
KRW	4,875,000	USD	4,439	Morgan Stanley & Co. International PLC	12/13/16	(16)
KRW	45,000,000	USD	40,894	Morgan Stanley & Co. International PLC	12/13/16	(68)
KRW	25,000,000	USD	22,719	Morgan Stanley & Co. International PLC	12/13/16	(38)
KRW	5,555,000	USD	5,041	Standard Chartered Bank	12/13/16	(1)
KRW	36,120,000	USD	32,780	Standard Chartered Bank	12/13/16	(10)
KRW	2,775,000	USD	2,518	Standard Chartered Bank	12/13/16	(1)
KRW	115,000,000	USD	102,496	UBS AG	12/13/16	1,839
KRW	10,000,000	USD	8,913	UBS AG	12/13/16	160
KRW	100,000,000	USD	89,127	UBS AG	12/13/16	1,599
KRW	16,921,178	USD	15,161	UBS AG	12/13/16	191
KRW	6,768,471	USD	6,064	UBS AG	12/13/16	76
KRW	2,500,000	USD	2,230	UBS AG	12/13/16	38
KRW	22,500,000	USD	20,073	UBS AG	12/13/16	340
KRW	3,462,912	USD	3,074	UBS AG	12/13/16	68
MXN	300,000	USD	15,957	Bank of America N.A.	12/13/16	(605)
MXN	1,100,000	USD	58,511	Bank of America N.A.	12/13/16	(2,220)
MXN	450,000	USD	24,336	Bank of America N.A.	12/13/16	(1,307)
MXN	50,000	USD	2,704	Bank of America N.A.	12/13/16	(145)
MXN	150,000	USD	8,112	Bank of America N.A.	12/13/16	(436)
MXN	200,000	USD	10,441	Bank of America N.A.	12/13/16	(207)
MXN	400,000	USD	20,204	Bank of America N.A.	12/13/16	265
MXN	14,815	USD	751	Bank of America N.A.	12/13/16	7
MXN	74,076	USD	3,757	Bank of America N.A.	12/13/16	34
MXN	42,044	USD	2,251	Barclays Bank PLC	12/13/16	(99)
MXN	268,207	USD	14,205	Barclays Bank PLC	12/13/16	(480)
MXN	89,402	USD	4,735	Barclays Bank PLC	12/13/16	(160)
MXN	8,361	USD	433	Barclays Bank PLC	12/13/16	(5)
MXN	143,104	USD	7,352	Barclays Bank PLC	12/13/16	(29)

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016	27

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	250,432	USD	12,866	Barclays Bank PLC	12/13/16	$(50)
MXN	24,840	USD	1,274	Barclays Bank PLC	12/13/16	(3)
MXN	100,000	USD	5,051	Barclays Bank PLC	12/13/16	66
MXN	19,940	USD	996	Barclays Bank PLC	12/13/16	24
MXN	19,940	USD	996	Barclays Bank PLC	12/13/16	24
MXN	69,788	USD	3,487	Barclays Bank PLC	12/13/16	85
MXN	9,970	USD	498	Barclays Bank PLC	12/13/16	12
MXN	139,649	USD	7,000	Barclays Bank PLC	12/13/16	147
MXN	39,900	USD	2,000	Barclays Bank PLC	12/13/16	42
MXN	39,900	USD	2,000	Barclays Bank PLC	12/13/16	42
MXN	19,950	USD	1,000	Barclays Bank PLC	12/13/16	21
MXN	352,011	USD	17,898	Barclays Bank PLC	12/13/16	116
MXN	70,402	USD	3,580	Barclays Bank PLC	12/13/16	23
MXN	69,060	USD	3,522	Barclays Bank PLC	12/13/16	12
MXN	310,772	USD	15,849	Barclays Bank PLC	12/13/16	55
MXN	69,060	USD	3,522	Barclays Bank PLC	12/13/16	12
MXN	69,060	USD	3,522	Barclays Bank PLC	12/13/16	12
MXN	300,000	USD	16,033	Citibank N.A.	12/13/16	(681)
MXN	100,000	USD	5,344	Citibank N.A.	12/13/16	(227)
MXN	300,000	USD	16,033	Citibank N.A.	12/13/16	(681)
MXN	100,000	USD	5,344	Citibank N.A.	12/13/16	(227)
MXN	35,879	USD	1,938	Citibank N.A.	12/13/16	(102)
MXN	322,915	USD	17,443	Citibank N.A.	12/13/16	(918)
MXN	107,638	USD	5,814	Citibank N.A.	12/13/16	(306)
MXN	157,956	USD	8,443	Citibank N.A.	12/13/16	(360)
MXN	100	USD	5	Citibank N.A.	12/13/16	—
MXN	189,823	USD	9,736	Citibank N.A.	12/13/16	(22)
MXN	200,000	USD	10,061	Citibank N.A.	12/13/16	174
MXN	100,000	USD	5,054	Citibank N.A.	12/13/16	64
MXN	200,000	USD	10,107	Citibank N.A.	12/13/16	128
MXN	30,050	USD	1,507	Citibank N.A.	12/13/16	31
MXN	210,351	USD	10,546	Citibank N.A.	12/13/16	219
MXN	60,100	USD	3,013	Citibank N.A.	12/13/16	62
MXN	60,100	USD	3,013	Citibank N.A.	12/13/16	62
MXN	14,782	USD	751	Citibank N.A.	12/13/16	5
MXN	73,912	USD	3,757	Citibank N.A.	12/13/16	26
MXN	103,395	USD	5,283	Citibank N.A.	12/13/16	8
MXN	22,977	USD	1,174	Citibank N.A.	12/13/16	2
MXN	22,977	USD	1,174	Citibank N.A.	12/13/16	2
MXN	22,977	USD	1,174	Citibank N.A.	12/13/16	2
MXN	100,000	USD	5,124	Citibank N.A.	12/13/16	(7)
MXN	300,000	USD	15,373	Citibank N.A.	12/13/16	(21)
MXN	100,000	USD	5,124	Citibank N.A.	12/13/16	(7)
MXN	237,684	USD	12,111	Citibank N.A.	12/13/16	52
MXN	118,842	USD	6,055	Citibank N.A.	12/13/16	26
MXN	600,000	USD	32,098	Credit Suisse International	12/13/16	(1,394)
MXN	300,000	USD	16,049	Credit Suisse International	12/13/16	(697)
MXN	8,361	USD	433	Credit Suisse International	12/13/16	(5)
MXN	14,121	USD	763	Deutsche Bank AG	12/13/16	(41)
MXN	127,085	USD	6,871	Deutsche Bank AG	12/13/16	(367)
MXN	42,362	USD	2,290	Deutsche Bank AG	12/13/16	(122)
MXN	29,065	USD	1,516	Deutsche Bank AG	12/13/16	(29)
MXN	116,687	USD	6,007	Deutsche Bank AG	12/13/16	(36)

28	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	66,678	USD	3,433	Deutsche Bank AG	12/13/16	$(20)
MXN	200,000	USD	10,134	Goldman Sachs International	12/13/16	101
MXN	700,000	USD	36,918	HSBC Bank USA N.A.	12/13/16	(1,097)
MXN	800,000	USD	42,192	HSBC Bank USA N.A.	12/13/16	(1,253)
MXN	29,080	USD	1,516	JPMorgan Chase Bank N.A.	12/13/16	(28)
MXN	8,363	USD	433	JPMorgan Chase Bank N.A.	12/13/16	(5)
MXN	144,088	USD	7,477	JPMorgan Chase Bank N.A.	12/13/16	(104)
MXN	311,425	USD	15,848	JPMorgan Chase Bank N.A.	12/13/16	89
MXN	69,206	USD	3,522	JPMorgan Chase Bank N.A.	12/13/16	20
MXN	69,206	USD	3,522	JPMorgan Chase Bank N.A.	12/13/16	20
MXN	69,206	USD	3,522	JPMorgan Chase Bank N.A.	12/13/16	20
MXN	85,337	USD	4,380	Morgan Stanley & Co. International PLC	12/13/16	(13)
MXN	331,793	USD	17,569	UBS AG	12/13/16	(590)
MXN	110,598	USD	5,856	UBS AG	12/13/16	(197)
MXN	8,313	USD	433	UBS AG	12/13/16	(8)
MXN	8,357	USD	433	UBS AG	12/13/16	(5)
MXN	455,912	USD	23,660	UBS AG	12/13/16	(330)
MXN	190,218	USD	9,800	UBS AG	12/13/16	(66)
MXN	332,881	USD	17,149	UBS AG	12/13/16	(115)
MXN	80,060	USD	4,000	UBS AG	12/13/16	97
MXN	40,030	USD	2,000	UBS AG	12/13/16	49
MXN	280,212	USD	14,000	UBS AG	12/13/16	340
MXN	80,060	USD	4,000	UBS AG	12/13/16	97
MXN	38,757	USD	1,974	UBS AG	12/13/16	10
MXN	174,407	USD	8,882	UBS AG	12/13/16	44
MXN	38,757	USD	1,974	UBS AG	12/13/16	10
MXN	38,757	USD	1,974	UBS AG	12/13/16	10
MXN	181,158	USD	9,225	UBS AG	12/13/16	45
MXN	362,316	USD	18,450	UBS AG	12/13/16	91
MYR	50,000	USD	12,207	Citibank N.A.	12/13/16	(114)
MYR	50,000	USD	12,207	Citibank N.A.	12/13/16	(114)
MYR	550,000	USD	134,327	Deutsche Bank AG	12/13/16	(1,299)
MYR	250,000	USD	61,058	Deutsche Bank AG	12/13/16	(590)
MYR	350,000	USD	85,481	Deutsche Bank AG	12/13/16	(826)
MYR	50,000	USD	12,069	Deutsche Bank AG	12/13/16	25
MYR	50,000	USD	12,270	HSBC Bank USA N.A.	12/13/16	(176)
MYR	50,000	USD	12,270	HSBC Bank USA N.A.	12/13/16	(176)
MYR	50,000	USD	12,060	HSBC Bank USA N.A.	12/13/16	34
MYR	50,000	USD	12,256	HSBC Bank USA N.A.	12/13/16	(162)
MYR	50,000	USD	12,039	JPMorgan Chase Bank N.A.	12/13/16	54
MYR	100,000	USD	24,231	Morgan Stanley & Co. International PLC	12/13/16	(44)
MYR	50,000	USD	12,104	UBS AG	12/13/16	(10)
MYR	100,000	USD	24,111	UBS AG	12/13/16	76
MYR	50,000	USD	12,055	UBS AG	12/13/16	38
MYR	50,000	USD	12,055	UBS AG	12/13/16	38
NOK	21,472	USD	2,605	Bank of America N.A.	12/13/16	82
NOK	21,472	USD	2,605	Bank of America N.A.	12/13/16	82
NOK	21,472	USD	2,605	Bank of America N.A.	12/13/16	82
NOK	41,070	USD	4,968	Bank of America N.A.	12/13/16	170
NOK	20,535	USD	2,484	Bank of America N.A.	12/13/16	85
NOK	12,249	USD	1,507	Bank of America N.A.	12/13/16	25

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016	29

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	61,247	USD	7,536	Bank of America N.A.	12/13/16	$127
NOK	24,499	USD	3,014	Bank of America N.A.	12/13/16	51
NOK	72,801	USD	9,079	Bank of America N.A.	12/13/16	29
NOK	24,267	USD	3,026	Bank of America N.A.	12/13/16	10
NOK	535,000	USD	66,601	Barclays Bank PLC	12/13/16	332
NOK	200,000	USD	23,963	BNP Paribas S.A.	12/13/16	1,059
NOK	500,000	USD	59,907	BNP Paribas S.A.	12/13/16	2,647
NOK	100,000	USD	12,227	Citibank N.A.	12/13/16	284
NOK	100,000	USD	12,227	Citibank N.A.	12/13/16	284
NOK	30,000	USD	3,685	Citibank N.A.	12/13/16	68
NOK	100,000	USD	12,199	Citibank N.A.	12/13/16	312
NOK	80,000	USD	9,691	Citibank N.A.	12/13/16	318
NOK	155,000	USD	18,776	Citibank N.A.	12/13/16	616
NOK	200,000	USD	24,033	Citibank N.A.	12/13/16	988
NOK	200,000	USD	23,968	Citibank N.A.	12/13/16	1,053
NOK	200,000	USD	24,271	Citibank N.A.	12/13/16	750
NOK	200,000	USD	24,585	Citibank N.A.	12/13/16	437
NOK	35,000	USD	4,350	Citibank N.A.	12/13/16	29
NOK	105,000	USD	13,051	Citibank N.A.	12/13/16	86
NOK	122,199	USD	15,211	Citibank N.A.	12/13/16	77
NOK	40,733	USD	5,070	Citibank N.A.	12/13/16	26
NOK	78,528	USD	9,516	Credit Suisse International	12/13/16	309
NOK	78,528	USD	9,516	Credit Suisse International	12/13/16	309
NOK	78,528	USD	9,516	Credit Suisse International	12/13/16	309
NOK	70,912	USD	8,566	Credit Suisse International	12/13/16	305
NOK	141,823	USD	17,132	Credit Suisse International	12/13/16	611
NOK	70,000	USD	8,604	Credit Suisse International	12/13/16	153
NOK	20,000	USD	2,422	Credit Suisse International	12/13/16	80
NOK	45,000	USD	5,449	Credit Suisse International	12/13/16	181
NOK	438,753	USD	54,056	Credit Suisse International	12/13/16	836
NOK	87,751	USD	10,811	Credit Suisse International	12/13/16	167
NOK	175,501	USD	21,622	Credit Suisse International	12/13/16	334
NOK	535,000	USD	67,035	JPMorgan Chase Bank N.A.	12/13/16	(102)
NOK	200,000	USD	24,597	Morgan Stanley & Co. International PLC	12/13/16	424
NOK	300,000	USD	36,896	Morgan Stanley & Co. International PLC	12/13/16	637
NOK	100,000	USD	12,324	Morgan Stanley & Co. International PLC	12/13/16	187
NOK	100,000	USD	12,324	Morgan Stanley & Co. International PLC	12/13/16	187
NOK	8,553	USD	1,035	UBS AG	12/13/16	35
NOK	17,107	USD	2,070	UBS AG	12/13/16	70
NZD	11,957	USD	8,664	Bank of America N.A.	12/13/16	19
NZD	20,000	USD	14,481	Bank of America N.A.	12/13/16	42
NZD	40,000	USD	28,963	Bank of America N.A.	12/13/16	84
NZD	1,820	USD	1,327	Barclays Bank PLC	12/13/16	(6)
NZD	3,293	USD	2,375	Barclays Bank PLC	12/13/16	16
NZD	150,000	USD	108,416	Citibank N.A.	12/13/16	510
NZD	80,000	USD	57,822	Citibank N.A.	12/13/16	272
NZD	250,000	USD	180,693	Citibank N.A.	12/13/16	849
NZD	8,610	USD	6,299	Credit Suisse International	12/13/16	(46)
NZD	11,390	USD	8,334	Deutsche Bank AG	12/13/16	(63)

30	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD	9,865	USD	7,179	Goldman Sachs International	12/13/16	$(15)
NZD	9,865	USD	7,179	Goldman Sachs International	12/13/16	(15)
NZD	40,135	USD	29,190	Goldman Sachs International	12/13/16	(46)
NZD	40,135	USD	29,190	Goldman Sachs International	12/13/16	(46)
NZD	4,549	USD	3,320	HSBC Bank USA N.A.	12/13/16	(16)
NZD	58,043	USD	42,057	HSBC Bank USA N.A.	12/13/16	92
NZD	10,000	USD	7,214	JPMorgan Chase Bank N.A.	12/13/16	48
NZD	30,000	USD	21,642	JPMorgan Chase Bank N.A.	12/13/16	143
NZD	2,721	USD	1,985	Morgan Stanley & Co. International PLC	12/13/16	(9)
NZD	10,000	USD	7,447	Morgan Stanley & Co. International PLC	12/13/16	(186)
NZD	10,000	USD	7,249	Morgan Stanley & Co. International PLC	12/13/16	12
NZD	80,000	USD	57,994	Morgan Stanley & Co. International PLC	12/13/16	99
NZD	16,707	USD	12,048	Morgan Stanley & Co. International PLC	12/13/16	84
NZD	5,000	USD	3,626	Morgan Stanley & Co. International PLC	12/13/16	5
NZD	5,000	USD	3,623	Morgan Stanley & Co. International PLC	12/13/16	8
NZD	50,000	USD	36,163	UBS AG	12/13/16	145
NZD	910	USD	663	UBS AG	12/13/16	(3)
PHP	1,151,959	USD	23,644	Bank of America N.A.	12/13/16	102
PHP	1,151,959	USD	23,644	Bank of America N.A.	12/13/16	102
PHP	10,400,000	USD	221,442	Citibank N.A.	12/13/16	(7,058)
PHP	3,800,000	USD	80,911	Citibank N.A.	12/13/16	(2,579)
PHP	400,000	USD	8,532	Deutsche Bank AG	12/13/16	(287)
PHP	310,438	USD	6,620	HSBC Bank USA N.A.	12/13/16	(220)
PHP	300,000	USD	6,421	HSBC Bank USA N.A.	12/13/16	(237)
PHP	400,000	USD	8,562	HSBC Bank USA N.A.	12/13/16	(316)
PHP	144,501	USD	3,058	HSBC Bank USA N.A.	12/13/16	(80)
PHP	55,000	USD	1,149	HSBC Bank USA N.A.	12/13/16	(15)
PHP	55,000	USD	1,149	HSBC Bank USA N.A.	12/13/16	(16)
PHP	55,000	USD	1,149	HSBC Bank USA N.A.	12/13/16	(15)
PHP	55,000	USD	1,149	HSBC Bank USA N.A.	12/13/16	(15)
PHP	55,000	USD	1,150	HSBC Bank USA N.A.	12/13/16	(16)
PHP	500,000	USD	10,406	HSBC Bank USA N.A.	12/13/16	(99)
PHP	548,041	USD	11,265	HSBC Bank USA N.A.	12/13/16	32
PHP	548,041	USD	11,265	HSBC Bank USA N.A.	12/13/16	32
PHP	100,000	USD	2,138	JPMorgan Chase Bank N.A.	12/13/16	(76)
PHP	389,562	USD	8,310	Morgan Stanley & Co. International PLC	12/13/16	(279)
PHP	155,499	USD	3,299	UBS AG	12/13/16	(93)
PHP	2,400,000	USD	49,834	UBS AG	12/13/16	(361)
PHP	1,100,000	USD	22,950	UBS AG	12/13/16	(275)
PHP	400,000	USD	8,307	UBS AG	12/13/16	(61)
PHP	100,000	USD	2,057	UBS AG	12/13/16	5
PHP	400,000	USD	8,227	UBS AG	12/13/16	18
PHP	200,000	USD	4,109	UBS AG	12/13/16	13
PLN	50,000	EUR	11,489	Bank of America N.A.	12/13/16	110
PLN	55,000	EUR	12,631	Bank of America N.A.	12/13/16	128

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016	31

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PLN	50,000	EUR	11,490	Bank of America N.A.	12/13/16	$109
PLN	80,000	EUR	18,391	Bank of America N.A.	12/13/16	167
PLN	25,000	EUR	5,748	Bank of America N.A.	12/13/16	51
PLN	115,000	EUR	26,445	Bank of America N.A.	12/13/16	230
PLN	65,000	EUR	14,866	Bank of America N.A.	12/13/16	222
PLN	50,867	EUR	11,652	Bank of America N.A.	12/13/16	152
PLN	25,000	EUR	5,744	Bank of America N.A.	12/13/16	55
PLN	25,000	EUR	5,755	Bank of America N.A.	12/13/16	43
PLN	25,000	EUR	5,793	Bank of America N.A.	12/13/16	—
PLN	80,000	EUR	18,551	Bank of America N.A.	12/13/16	(13)
PLN	60,000	EUR	13,913	Bank of America N.A.	12/13/16	(10)
PLN	65,000	EUR	14,883	Barclays Bank PLC	12/13/16	202
PLN	88,093	EUR	20,205	Barclays Bank PLC	12/13/16	236
PLN	50,000	EUR	11,569	Barclays Bank PLC	12/13/16	20
PLN	25,000	EUR	5,789	Barclays Bank PLC	12/13/16	5
PLN	50,000	EUR	11,611	Barclays Bank PLC	12/13/16	(27)
PLN	150,000	EUR	34,631	Barclays Bank PLC	12/13/16	145
PLN	70,000	EUR	16,034	BNP Paribas S.A.	12/13/16	211
PLN	65,000	EUR	15,085	BNP Paribas S.A.	12/13/16	(25)
PLN	45,000	EUR	10,427	BNP Paribas S.A.	12/13/16	1
PLN	20,521	EUR	4,717	Citibank N.A.	12/13/16	43
PLN	43,369	EUR	9,945	Citibank N.A.	12/13/16	118
PLN	18,467	EUR	4,246	Credit Suisse International	12/13/16	38
PLN	156,153	EUR	35,858	Credit Suisse International	12/13/16	369
PLN	7,618	EUR	1,749	Credit Suisse International	12/13/16	18
PLN	10,172	EUR	2,331	Credit Suisse International	12/13/16	30
PLN	50,868	EUR	11,654	Credit Suisse International	12/13/16	150
PLN	6,012	EUR	1,382	Deutsche Bank AG	12/13/16	12
PLN	22,860	EUR	5,248	Deutsche Bank AG	12/13/16	56
PLN	50,000	USD	12,742	Bank of America N.A.	12/13/16	315
PLN	13,042	USD	3,351	Bank of America N.A.	12/13/16	55
PLN	6,521	USD	1,675	Bank of America N.A.	12/13/16	27
PLN	40,000	USD	10,403	Bank of America N.A.	12/13/16	43
PLN	30,000	USD	7,772	Bank of America N.A.	12/13/16	62
PLN	15,000	USD	3,886	Bank of America N.A.	12/13/16	31
PLN	45,000	USD	11,681	Bank of America N.A.	12/13/16	71
PLN	20,000	USD	5,192	Bank of America N.A.	12/13/16	31
PLN	25,000	USD	6,478	Bank of America N.A.	12/13/16	51
PLN	80,000	USD	20,830	Bank of America N.A.	12/13/16	62
PLN	20,000	USD	5,208	Bank of America N.A.	12/13/16	15
PLN	40,000	USD	10,427	Bank of America N.A.	12/13/16	19
PLN	10,000	USD	2,607	Bank of America N.A.	12/13/16	5
PLN	50,000	USD	13,047	Bank of America N.A.	12/13/16	10
PLN	100,000	USD	26,095	Bank of America N.A.	12/13/16	20
PLN	5,196	USD	1,326	Barclays Bank PLC	12/13/16	31
PLN	20,786	USD	5,304	Barclays Bank PLC	12/13/16	124
PLN	32,611	USD	8,379	Barclays Bank PLC	12/13/16	137
PLN	16,305	USD	4,189	Barclays Bank PLC	12/13/16	69
PLN	100,000	USD	25,620	Barclays Bank PLC	12/13/16	495
PLN	50,000	USD	12,922	Barclays Bank PLC	12/13/16	136
PLN	20,000	USD	5,100	Barclays Bank PLC	12/13/16	123
PLN	50,000	USD	12,948	Barclays Bank PLC	12/13/16	110
PLN	50,000	USD	12,986	Barclays Bank PLC	12/13/16	71

32	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PLN	25,000	USD	6,476	Barclays Bank PLC	12/13/16	$53
PLN	50,000	USD	13,065	Barclays Bank PLC	12/13/16	(8)
PLN	50,000	USD	13,034	Barclays Bank PLC	12/13/16	23
PLN	10,000	USD	2,601	BNP Paribas S.A.	12/13/16	11
PLN	20,000	USD	5,165	BNP Paribas S.A.	12/13/16	58
PLN	25,000	USD	6,468	BNP Paribas S.A.	12/13/16	60
PLN	15,000	USD	3,881	BNP Paribas S.A.	12/13/16	36
PLN	30,000	USD	7,658	BNP Paribas S.A.	12/13/16	176
PLN	50,000	USD	12,968	BNP Paribas S.A.	12/13/16	89
PLN	116,789	USD	29,781	Credit Suisse International	12/13/16	718
PLN	29,197	USD	7,445	Credit Suisse International	12/13/16	179
PLN	26,089	USD	6,699	Credit Suisse International	12/13/16	114
PLN	13,044	USD	3,349	Credit Suisse International	12/13/16	57
PLN	7,893	USD	2,047	Credit Suisse International	12/13/16	14
PLN	50,000	USD	12,888	Credit Suisse International	12/13/16	169
PLN	62,425	USD	15,913	Deutsche Bank AG	12/13/16	389
PLN	15,606	USD	3,978	Deutsche Bank AG	12/13/16	97
PLN	14,129	USD	3,630	Deutsche Bank AG	12/13/16	60
PLN	28,259	USD	7,260	Deutsche Bank AG	12/13/16	119
PLN	6,067	USD	1,575	Deutsche Bank AG	12/13/16	10
PLN	30,000	USD	7,737	Deutsche Bank AG	12/13/16	97
PLN	5,705	USD	1,481	HSBC Bank USA N.A.	12/13/16	9
PLN	450,000	USD	114,659	JPMorgan Chase Bank N.A.	12/13/16	2,857
PLN	30,335	USD	7,873	JPMorgan Chase Bank N.A.	12/13/16	49
PLN	50,000	USD	13,049	Morgan Stanley & Co. International PLC	12/13/16	8
PLN	20,000	USD	5,209	Morgan Stanley & Co. International PLC	12/13/16	14
PLN	80,000	USD	20,837	Morgan Stanley & Co. International PLC	12/13/16	54
RON	50,000	USD	12,638	BNP Paribas S.A.	12/13/16	20
RON	50,000	USD	12,646	BNP Paribas S.A.	12/13/16	12
RON	50,000	USD	12,650	BNP Paribas S.A.	12/13/16	9
RON	50,000	USD	12,644	BNP Paribas S.A.	12/13/16	15
RON	50,000	USD	12,624	BNP Paribas S.A.	12/13/16	34
RON	100,000	USD	25,143	BNP Paribas S.A.	12/13/16	173
RUB	999,717	USD	15,036	Bank of America N.A.	12/13/16	617
RUB	249,929	USD	3,759	Bank of America N.A.	12/13/16	154
RUB	1,349,618	USD	20,298	Bank of America N.A.	12/13/16	834
RUB	1,100,000	USD	16,462	Bank of America N.A.	12/13/16	761
RUB	300,000	USD	4,490	Bank of America N.A.	12/13/16	208
RUB	250,071	USD	3,763	Barclays Bank PLC	12/13/16	152
RUB	1,350,382	USD	20,322	Barclays Bank PLC	12/13/16	822
RUB	1,000,283	USD	15,053	Barclays Bank PLC	12/13/16	609
RUB	700,000	USD	10,505	Barclays Bank PLC	12/13/16	455
RUB	400,000	USD	6,039	Barclays Bank PLC	12/13/16	224
RUB	400,000	USD	6,039	Barclays Bank PLC	12/13/16	224
RUB	400,000	USD	6,088	Barclays Bank PLC	12/13/16	175
RUB	600,000	USD	9,227	Barclays Bank PLC	12/13/16	168
RUB	2,300,000	USD	35,379	Barclays Bank PLC	12/13/16	633
RUB	700,000	USD	10,729	Barclays Bank PLC	12/13/16	231
RUB	2,500,000	USD	38,468	Barclays Bank PLC	12/13/16	676
RUB	2,300,000	USD	35,403	Barclays Bank PLC	12/13/16	609

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016	33

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
RUB	700,000	USD	10,752	Barclays Bank PLC	12/13/16	$209
RUB	250,000	USD	3,893	Barclays Bank PLC	12/13/16	21
RUB	700,000	USD	10,577	Citibank N.A.	12/13/16	383
RUB	1,000,000	USD	15,110	Citibank N.A.	12/13/16	547
RUB	250,000	USD	3,888	Citibank N.A.	12/13/16	26
RUB	700,000	USD	10,541	Credit Suisse International	12/13/16	420
RUB	500,000	USD	7,529	Credit Suisse International	12/13/16	300
RUB	400,000	USD	6,077	Goldman Sachs International	12/13/16	186
RUB	1,200,000	USD	18,185	Goldman Sachs International	12/13/16	604
RUB	1,300,000	USD	19,902	JPMorgan Chase Bank N.A.	12/13/16	453
RUB	1,200,000	USD	18,168	JPMorgan Chase Bank N.A.	12/13/16	621
RUB	2,500,000	USD	37,358	UBS AG	12/13/16	1,786
RUB	700,000	USD	10,460	UBS AG	12/13/16	500
RUB	5,600,000	USD	83,682	UBS AG	12/13/16	4,000
SEK	93,362	USD	10,992	Bank of America N.A.	12/13/16	(71)
SEK	13,337	USD	1,570	Bank of America N.A.	12/13/16	(10)
SEK	43,655	USD	5,148	Bank of America N.A.	12/13/16	(41)
SEK	150,972	USD	17,689	Bank of America N.A.	12/13/16	(29)
SEK	100,648	USD	11,793	Bank of America N.A.	12/13/16	(20)
SEK	50,324	USD	5,896	Bank of America N.A.	12/13/16	(10)
SEK	43,825	USD	5,156	Bank of America N.A.	12/13/16	(29)
SEK	284,860	USD	33,512	Bank of America N.A.	12/13/16	(191)
SEK	164,919	USD	19,417	Bank of America N.A.	12/13/16	(126)
SEK	82,516	USD	9,708	Bank of America N.A.	12/13/16	(56)
SEK	152,565	USD	17,943	Bank of America N.A.	12/13/16	(96)
SEK	32,821	USD	3,846	Bank of America N.A.	12/13/16	(7)
SEK	1,400,000	USD	164,075	Citibank N.A.	12/13/16	(311)
SEK	35,000	USD	4,159	Citibank N.A.	12/13/16	(65)
SEK	100,000	USD	11,808	Citibank N.A.	12/13/16	(111)
SEK	200,000	USD	23,344	Citibank N.A.	12/13/16	51
SEK	200,000	USD	23,344	Citibank N.A.	12/13/16	51
SEK	200,000	USD	23,332	Citibank N.A.	12/13/16	63
SEK	100,000	USD	11,717	Credit Suisse International	12/13/16	(20)
SEK	263,229	USD	30,792	Credit Suisse International	12/13/16	(1)
SEK	86,663	USD	10,197	Credit Suisse International	12/13/16	(59)
SEK	606,638	USD	71,377	Credit Suisse International	12/13/16	(416)
SEK	611,654	USD	71,794	Credit Suisse International	12/13/16	(247)
SEK	87,379	USD	10,256	Credit Suisse International	12/13/16	(35)
SEK	65,000	USD	7,726	Credit Suisse International	12/13/16	(123)
SEK	811,556	USD	95,430	Credit Suisse International	12/13/16	(499)
SEK	124,855	USD	14,682	Credit Suisse International	12/13/16	(77)
SEK	56,345	USD	6,642	Deutsche Bank AG	12/13/16	(51)
SEK	100,000	USD	11,677	Deutsche Bank AG	12/13/16	21
SEK	100,000	USD	11,677	Deutsche Bank AG	12/13/16	21
SEK	178,762	USD	20,991	Goldman Sachs International	12/13/16	(81)
SEK	238,350	USD	27,988	Goldman Sachs International	12/13/16	(107)
SEK	36,771	USD	4,301	JPMorgan Chase Bank N.A.	12/13/16	—
SEK	149,028	USD	17,460	JPMorgan Chase Bank N.A.	12/13/16	(28)
SEK	99,352	USD	11,640	JPMorgan Chase Bank N.A.	12/13/16	(19)
SEK	49,676	USD	5,820	JPMorgan Chase Bank N.A.	12/13/16	(9)
SEK	200,000	USD	23,480	JPMorgan Chase Bank N.A.	12/13/16	(85)
SEK	300,000	USD	35,340	Morgan Stanley & Co. International PLC	12/13/16	(248)

34	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	161,650	USD	18,966	Morgan Stanley & Co. International PLC	12/13/16	$(57)
SEK	121,238	USD	14,224	Morgan Stanley & Co. International PLC	12/13/16	(42)
SEK	67,179	USD	7,860	Morgan Stanley & Co. International PLC	12/13/16	(2)
SEK	12,621	USD	1,482	UBS AG	12/13/16	(6)
SEK	88,346	USD	10,377	UBS AG	12/13/16	(43)
SEK	203,584	USD	23,937	UBS AG	12/13/16	(123)
SEK	31,321	USD	3,683	UBS AG	12/13/16	(19)
SGD	10,000	USD	7,351	Bank of America N.A.	12/13/16	(15)
SGD	11,688	USD	8,536	Bank of America N.A.	12/13/16	37
SGD	10,000	USD	7,336	Bank of America N.A.	12/13/16	—
SGD	115,000	USD	84,329	Bank of America N.A.	12/13/16	27
SGD	20,000	USD	14,743	Barclays Bank PLC	12/13/16	(72)
SGD	61,831	USD	46,030	Barclays Bank PLC	12/13/16	(674)
SGD	2,378	USD	1,770	Barclays Bank PLC	12/13/16	(26)
SGD	13,282	USD	9,866	Citibank N.A.	12/13/16	(124)
SGD	11,239	USD	8,348	Citibank N.A.	12/13/16	(105)
SGD	60,000	USD	44,278	Citibank N.A.	12/13/16	(266)
SGD	20,000	USD	14,759	Citibank N.A.	12/13/16	(89)
SGD	30,000	USD	21,964	Citibank N.A.	12/13/16	41
SGD	40,000	USD	29,435	Citibank N.A.	12/13/16	(93)
SGD	476	USD	354	Credit Suisse International	12/13/16	(5)
SGD	12,380	USD	9,203	Credit Suisse International	12/13/16	(122)
SGD	17,868	USD	13,282	Credit Suisse International	12/13/16	(175)
SGD	15,119	USD	11,238	Credit Suisse International	12/13/16	(148)
SGD	24,793	USD	18,408	Deutsche Bank AG	12/13/16	(221)
SGD	954	USD	708	Deutsche Bank AG	12/13/16	(8)
SGD	61,907	USD	46,031	Deutsche Bank AG	12/13/16	(620)
SGD	2,381	USD	1,770	Deutsche Bank AG	12/13/16	(24)
SGD	28,080	USD	20,891	Deutsche Bank AG	12/13/16	(294)
SGD	33,186	USD	24,690	Deutsche Bank AG	12/13/16	(347)
SGD	8,312	USD	6,084	Deutsche Bank AG	12/13/16	13
SGD	1,798	USD	1,325	Deutsche Bank AG	12/13/16	(6)
SGD	49,507	USD	36,825	Goldman Sachs International	12/13/16	(511)
SGD	1,904	USD	1,416	Goldman Sachs International	12/13/16	(20)
SGD	562	USD	418	Goldman Sachs International	12/13/16	(5)
SGD	664	USD	494	Goldman Sachs International	12/13/16	(6)
SGD	25,000	USD	18,577	Goldman Sachs International	12/13/16	(239)
SGD	35,000	USD	26,008	Goldman Sachs International	12/13/16	(335)
SGD	30,000	USD	22,034	Goldman Sachs International	12/13/16	(28)
SGD	2,249	USD	1,655	Goldman Sachs International	12/13/16	(5)
SGD	5,053	USD	3,720	Goldman Sachs International	12/13/16	(14)
SGD	115,000	USD	84,308	Goldman Sachs International	12/13/16	48
SGD	30,000	USD	21,993	Goldman Sachs International	12/13/16	12
SGD	30,000	USD	21,999	HSBC Bank USA N.A.	12/13/16	7
SGD	10,000	USD	7,361	HSBC Bank USA N.A.	12/13/16	(26)
SGD	10,000	USD	7,364	JPMorgan Chase Bank N.A.	12/13/16	(28)
SGD	49,582	USD	36,834	UBS AG	12/13/16	(464)
SGD	1,907	USD	1,417	UBS AG	12/13/16	(18)
SGD	900	USD	662	UBS AG	12/13/16	(2)
THB	1,000,000	USD	28,868	Bank of America N.A.	12/13/16	(36)

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016	35

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
THB	400,000	USD	11,544	Bank of America N.A.	12/13/16	$(11)
THB	700,000	USD	20,202	Bank of America N.A.	12/13/16	(19)
THB	75,000	USD	2,145	Barclays Bank PLC	12/13/16	18
THB	150,000	USD	4,303	Barclays Bank PLC	12/13/16	22
THB	450,000	USD	12,909	Barclays Bank PLC	12/13/16	66
THB	500,000	USD	14,343	Barclays Bank PLC	12/13/16	73
THB	400,000	USD	11,481	Barclays Bank PLC	12/13/16	52
THB	650,000	USD	18,657	Barclays Bank PLC	12/13/16	84
THB	100,000	USD	2,870	Barclays Bank PLC	12/13/16	13
THB	250,000	USD	7,186	Barclays Bank PLC	12/13/16	22
THB	800,000	USD	22,995	Barclays Bank PLC	12/13/16	71
THB	580,000	USD	16,763	Barclays Bank PLC	12/13/16	(40)
THB	1,300,000	USD	37,207	BNP Paribas S.A.	12/13/16	275
THB	200,000	USD	5,724	BNP Paribas S.A.	12/13/16	42
THB	1,400,000	USD	40,375	BNP Paribas S.A.	12/13/16	(10)
THB	225,000	USD	6,419	Citibank N.A.	12/13/16	68
THB	450,000	USD	12,879	Citibank N.A.	12/13/16	95
THB	150,000	USD	4,293	Citibank N.A.	12/13/16	32
THB	500,000	USD	14,310	Citibank N.A.	12/13/16	106
THB	500,000	USD	14,426	Citibank N.A.	12/13/16	(10)
THB	400,000	USD	11,541	Citibank N.A.	12/13/16	(8)
THB	1,200,000	USD	34,742	Citibank N.A.	12/13/16	(144)
THB	1,400,000	USD	40,023	Credit Suisse International	12/13/16	342
THB	315,000	USD	9,005	Credit Suisse International	12/13/16	77
THB	165,000	USD	4,714	Credit Suisse International	12/13/16	43
THB	825,000	USD	23,571	Credit Suisse International	12/13/16	215
THB	110,000	USD	3,143	Credit Suisse International	12/13/16	29
THB	250,000	USD	7,180	Credit Suisse International	12/13/16	28
THB	800,000	USD	22,975	Credit Suisse International	12/13/16	90
THB	300,000	USD	8,658	Credit Suisse International	12/13/16	(8)
THB	200,000	USD	5,772	Credit Suisse International	12/13/16	(6)
THB	600,000	USD	17,316	Credit Suisse International	12/13/16	(17)
THB	180,000	USD	5,153	Deutsche Bank AG	12/13/16	37
THB	800,000	USD	22,903	Deutsche Bank AG	12/13/16	163
THB	100,000	USD	2,868	Goldman Sachs International	12/13/16	15
THB	650,000	USD	18,641	Goldman Sachs International	12/13/16	100
THB	400,000	USD	11,471	Goldman Sachs International	12/13/16	62
THB	100,000	USD	2,889	Goldman Sachs International	12/13/16	(6)
THB	900,000	USD	26,004	Goldman Sachs International	12/13/16	(55)
THB	700,000	USD	20,268	Goldman Sachs International	12/13/16	(85)
THB	200,000	USD	5,724	HSBC Bank USA N.A.	12/13/16	42
THB	1,300,000	USD	37,207	HSBC Bank USA N.A.	12/13/16	275
THB	675,000	USD	19,319	HSBC Bank USA N.A.	12/13/16	143
THB	135,000	USD	3,864	HSBC Bank USA N.A.	12/13/16	29
THB	90,000	USD	2,576	HSBC Bank USA N.A.	12/13/16	19
THB	3,700,000	USD	106,736	Morgan Stanley & Co. International PLC	12/13/16	(57)
THB	3,400,000	USD	98,082	Morgan Stanley & Co. International PLC	12/13/16	(52)
THB	1,800,000	USD	51,529	Morgan Stanley & Co. International PLC	12/13/16	369
THB	405,000	USD	11,594	Morgan Stanley & Co. International PLC	12/13/16	83

36	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
THB	200,000	USD	5,750	Morgan Stanley & Co. International PLC	12/13/16	$17
THB	600,000	USD	17,249	Morgan Stanley & Co. International PLC	12/13/16	51
THB	600,000	USD	17,249	Morgan Stanley & Co. International PLC	12/13/16	51
THB	1,420,000	USD	41,064	Morgan Stanley & Co. International PLC	12/13/16	(122)
TRY	20,000	USD	6,617	Bank of America N.A.	12/13/16	(46)
TRY	11,775	USD	3,920	Barclays Bank PLC	12/13/16	(51)
TRY	7,485	USD	2,470	Barclays Bank PLC	12/13/16	(11)
TRY	104,788	USD	34,585	Barclays Bank PLC	12/13/16	(155)
TRY	22,945	USD	7,555	Barclays Bank PLC	12/13/16	(16)
TRY	10,430	USD	3,434	Barclays Bank PLC	12/13/16	(7)
TRY	31,456	USD	10,353	Barclays Bank PLC	12/13/16	(18)
TRY	18,718	USD	6,178	Barclays Bank PLC	12/13/16	(28)
TRY	24,878	USD	8,191	BNP Paribas S.A.	12/13/16	(17)
TRY	11,308	USD	3,723	BNP Paribas S.A.	12/13/16	(8)
TRY	4,801	USD	1,601	Citibank N.A.	12/13/16	(23)
TRY	5,652	USD	1,862	Citibank N.A.	12/13/16	(4)
TRY	12,435	USD	4,096	Citibank N.A.	12/13/16	(10)
TRY	17,350	USD	5,746	Citibank N.A.	12/13/16	(46)
TRY	11,282	USD	3,724	Citibank N.A.	12/13/16	(17)
TRY	20,000	USD	6,616	Citibank N.A.	12/13/16	(44)
TRY	3,423	USD	1,141	Credit Suisse International	12/13/16	(16)
TRY	20,000	USD	6,601	Credit Suisse International	12/13/16	(30)
TRY	12,650	USD	4,183	Goldman Sachs International	12/13/16	(27)
TRY	22,610	USD	7,446	JPMorgan Chase Bank N.A.	12/13/16	(18)
TRY	49,741	USD	16,382	JPMorgan Chase Bank N.A.	12/13/16	(39)
TRY	130,000	USD	42,656	JPMorgan Chase Bank N.A.	12/13/16	57
TRY	30,000	USD	9,860	UBS AG	12/13/16	(3)
TRY	35,212	USD	11,641	UBS AG	12/13/16	(71)
TRY	2,515	USD	831	UBS AG	12/13/16	(5)
TRY	8,544	USD	2,813	UBS AG	12/13/16	(5)
TWD	200,000	USD	6,329	Bank of America N.A.	12/13/16	93
TWD	700,000	USD	22,152	Bank of America N.A.	12/13/16	324
TWD	300,000	USD	9,491	Bank of America N.A.	12/13/16	142
TWD	200,000	USD	6,344	Bank of America N.A.	12/13/16	78
TWD	400,000	USD	12,688	Bank of America N.A.	12/13/16	155
TWD	744,365	USD	23,892	Bank of America N.A.	12/13/16	8
TWD	156,708	USD	5,030	Bank of America N.A.	12/13/16	2
TWD	200,000	USD	6,416	Bank of America N.A.	12/13/16	5
TWD	300,000	USD	9,625	Bank of America N.A.	12/13/16	8
TWD	145,211	USD	4,606	Bank of America N.A.	12/13/16	56
TWD	145,211	USD	4,606	Bank of America N.A.	12/13/16	56
TWD	300,000	USD	9,620	Barclays Bank PLC	12/13/16	13
TWD	200,000	USD	6,413	Barclays Bank PLC	12/13/16	8
TWD	274,742	USD	8,704	BNP Paribas S.A.	12/13/16	118
TWD	604,433	USD	19,149	BNP Paribas S.A.	12/13/16	259
TWD	600,000	USD	18,966	Citibank N.A.	12/13/16	299
TWD	900,000	USD	28,892	Citibank N.A.	12/13/16	5
TWD	200,000	USD	6,421	Citibank N.A.	12/13/16	1
TWD	352,690	USD	11,384	Citibank N.A.	12/13/16	(60)

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016	37

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TWD	352,690	USD	11,384	Citibank N.A.	12/13/16	$(60)
TWD	78,373	USD	2,524	Citibank N.A.	12/13/16	(8)
TWD	235,120	USD	7,572	Citibank N.A.	12/13/16	(23)
TWD	300,000	USD	9,614	Citibank N.A.	12/13/16	19
TWD	300,000	USD	9,614	Citibank N.A.	12/13/16	19
TWD	100,000	USD	3,209	Citibank N.A.	12/13/16	1
TWD	500,000	USD	16,026	Credit Suisse International	12/13/16	29
TWD	42,392	USD	1,344	Deutsche Bank AG	12/13/16	18
TWD	93,262	USD	2,956	Deutsche Bank AG	12/13/16	39
TWD	243,292	USD	7,804	Goldman Sachs International	12/13/16	8
TWD	1,155,635	USD	37,069	Goldman Sachs International	12/13/16	37
TWD	1,000,000	USD	31,913	Goldman Sachs International	12/13/16	196
TWD	12,066	USD	383	HSBC Bank USA N.A.	12/13/16	5
TWD	547,310	USD	17,668	HSBC Bank USA N.A.	12/13/16	(94)
TWD	547,310	USD	17,668	HSBC Bank USA N.A.	12/13/16	(94)
TWD	221,627	USD	7,138	HSBC Bank USA N.A.	12/13/16	(22)
TWD	664,880	USD	21,413	HSBC Bank USA N.A.	12/13/16	(65)
TWD	200,000	USD	6,339	HSBC Bank USA N.A.	12/13/16	82
TWD	300,000	USD	9,509	HSBC Bank USA N.A.	12/13/16	124
TWD	402,305	USD	12,748	HSBC Bank USA N.A.	12/13/16	170
TWD	182,866	USD	5,794	HSBC Bank USA N.A.	12/13/16	77
TWD	138,658	USD	4,399	HSBC Bank USA N.A.	12/13/16	53
TWD	138,658	USD	4,399	HSBC Bank USA N.A.	12/13/16	53
TWD	72,578	USD	2,303	Morgan Stanley & Co. International PLC	12/13/16	27
TWD	72,578	USD	2,303	Morgan Stanley & Co. International PLC	12/13/16	27
TWD	87,934	USD	2,789	UBS AG	12/13/16	34
TWD	300,000	USD	9,545	UBS AG	12/13/16	88
TWD	43,553	USD	1,382	UBS AG	12/13/16	17
TWD	43,553	USD	1,382	UBS AG	12/13/16	17
TWD	700,000	USD	22,418	UBS AG	12/13/16	58
TWD	300,000	USD	9,608	UBS AG	12/13/16	25
USD	14,879	AUD	20,000	Bank of America N.A.	12/13/16	(404)
USD	11,301	AUD	15,000	Bank of America N.A.	12/13/16	(161)
USD	16,012	AUD	21,018	Bank of America N.A.	12/13/16	(50)
USD	8,006	AUD	10,509	Bank of America N.A.	12/13/16	(25)
USD	2,057	AUD	2,726	Barclays Bank PLC	12/13/16	(26)
USD	7,569	AUD	10,000	Barclays Bank PLC	12/13/16	(73)
USD	15,137	AUD	20,000	Barclays Bank PLC	12/13/16	(146)
USD	30,923	AUD	40,671	Barclays Bank PLC	12/13/16	(156)
USD	3,824	AUD	5,000	Barclays Bank PLC	12/13/16	3
USD	7,645	AUD	10,000	Barclays Bank PLC	12/13/16	4
USD	8,319	AUD	11,021	Barclays Bank PLC	12/13/16	(102)
USD	27,730	AUD	36,735	Barclays Bank PLC	12/13/16	(341)
USD	14,267	AUD	18,779	Barclays Bank PLC	12/13/16	(83)
USD	7,134	AUD	9,390	Barclays Bank PLC	12/13/16	(41)
USD	7,644	AUD	10,000	Barclays Bank PLC	12/13/16	3
USD	7,644	AUD	10,000	Barclays Bank PLC	12/13/16	3
USD	12,021	AUD	15,819	Barclays Bank PLC	12/13/16	(68)
USD	23,587	AUD	31,453	Barclays Bank PLC	12/13/16	(448)
USD	3,931	AUD	5,242	Barclays Bank PLC	12/13/16	(75)
USD	15,043	AUD	20,000	BNP Paribas S.A.	12/13/16	(241)

38	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	59,935	AUD	80,000	Citibank N.A.	12/13/16	$(1,197)
USD	14,986	AUD	20,000	Credit Suisse International	12/13/16	(297)
USD	931	AUD	1,221	Credit Suisse International	12/13/16	(1)
USD	1,863	AUD	2,441	Credit Suisse International	12/13/16	(3)
USD	3,570	AUD	4,758	Credit Suisse International	12/13/16	(66)
USD	21,419	AUD	28,547	Credit Suisse International	12/13/16	(395)
USD	1,875	AUD	2,512	Credit Suisse International	12/13/16	(44)
USD	7,502	AUD	10,049	Credit Suisse International	12/13/16	(178)
USD	10,002	AUD	13,265	Goldman Sachs International	12/13/16	(135)
USD	3,000	AUD	3,980	Goldman Sachs International	12/13/16	(40)
USD	10,779	AUD	14,181	Goldman Sachs International	12/13/16	(58)
USD	18,002	AUD	24,118	Goldman Sachs International	12/13/16	(428)
USD	4,500	AUD	6,030	Goldman Sachs International	12/13/16	(107)
USD	7,640	AUD	10,000	HSBC Bank USA N.A.	12/13/16	(2)
USD	38,200	AUD	50,000	HSBC Bank USA N.A.	12/13/16	(8)
USD	45,134	AUD	60,000	HSBC Bank USA N.A.	12/13/16	(715)
USD	7,522	AUD	10,000	HSBC Bank USA N.A.	12/13/16	(119)
USD	67,701	AUD	90,000	HSBC Bank USA N.A.	12/13/16	(1,073)
USD	218,147	AUD	290,000	HSBC Bank USA N.A.	12/13/16	(3,458)
USD	154	AUD	203	HSBC Bank USA N.A.	12/13/16	(1)
USD	77	AUD	101	HSBC Bank USA N.A.	12/13/16	—
USD	28,658	AUD	37,559	HSBC Bank USA N.A.	12/13/16	(43)
USD	14,329	AUD	18,779	HSBC Bank USA N.A.	12/13/16	(21)
USD	44,969	AUD	60,000	Morgan Stanley & Co. International PLC	12/13/16	(880)
USD	9,256	AUD	12,274	Morgan Stanley & Co. International PLC	12/13/16	(123)
USD	83,322	AUD	109,329	Morgan Stanley & Co. International PLC	12/13/16	(223)
USD	30,369	AUD	40,000	Morgan Stanley & Co. International PLC	12/13/16	(197)
USD	38,284	AUD	50,000	Morgan Stanley & Co. International PLC	12/13/16	76
USD	30,627	AUD	40,000	Morgan Stanley & Co. International PLC	12/13/16	61
USD	53,571	AUD	70,000	Morgan Stanley & Co. International PLC	12/13/16	80
USD	11,492	AUD	15,000	Morgan Stanley & Co. International PLC	12/13/16	30
USD	60,073	AUD	80,000	Morgan Stanley & Co. International PLC	12/13/16	(1,059)
USD	15,018	AUD	20,000	Morgan Stanley & Co. International PLC	12/13/16	(265)
USD	37,676	AUD	50,000	Morgan Stanley & Co. International PLC	12/13/16	(532)
USD	11,303	AUD	15,000	Morgan Stanley & Co. International PLC	12/13/16	(159)
USD	45,408	AUD	60,000	Morgan Stanley & Co. International PLC	12/13/16	(441)
USD	15,136	AUD	20,000	Morgan Stanley & Co. International PLC	12/13/16	(147)
USD	30,678	AUD	40,000	Westpac Banking Corp.	12/13/16	112
USD	1,087	AUD	1,458	Westpac Banking Corp.	12/13/16	(27)

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016	39

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,349	AUD	5,833	Westpac Banking Corp.	12/13/16	$(108)
USD	3,581	CAD	4,733	Bank of America N.A.	12/13/16	(28)
USD	3,581	CAD	4,733	Bank of America N.A.	12/13/16	(28)
USD	3,581	CAD	4,733	Bank of America N.A.	12/13/16	(28)
USD	8,298	CAD	10,862	Bank of America N.A.	12/13/16	15
USD	30,517	CAD	40,000	Bank of America N.A.	12/13/16	13
USD	12,167	CAD	15,949	Bank of America N.A.	12/13/16	4
USD	3,789	CAD	5,000	Barclays Bank PLC	12/13/16	(24)
USD	22,734	CAD	30,000	Barclays Bank PLC	12/13/16	(144)
USD	15,163	CAD	20,000	Barclays Bank PLC	12/13/16	(89)
USD	15,163	CAD	20,000	Barclays Bank PLC	12/13/16	(89)
USD	8,953	CAD	11,828	Barclays Bank PLC	12/13/16	(67)
USD	8,953	CAD	11,828	Barclays Bank PLC	12/13/16	(67)
USD	8,953	CAD	11,828	Barclays Bank PLC	12/13/16	(67)
USD	7,637	CAD	10,000	Barclays Bank PLC	12/13/16	11
USD	15,549	CAD	20,000	Barclays Bank PLC	12/13/16	297
USD	7,775	CAD	10,000	Barclays Bank PLC	12/13/16	148
USD	23,121	CAD	29,912	Barclays Bank PLC	12/13/16	309
USD	7,747	CAD	10,000	Barclays Bank PLC	12/13/16	121
USD	7,747	CAD	10,000	Barclays Bank PLC	12/13/16	121
USD	7,747	CAD	10,000	Barclays Bank PLC	12/13/16	121
USD	25,085	CAD	32,830	Barclays Bank PLC	12/13/16	49
USD	100,341	CAD	131,321	Barclays Bank PLC	12/13/16	194
USD	1,395	CAD	1,834	Barclays Bank PLC	12/13/16	(4)
USD	16,739	CAD	22,013	Barclays Bank PLC	12/13/16	(48)
USD	15,215	CAD	20,000	BNP Paribas S.A.	12/13/16	(37)
USD	6,290	CAD	8,271	Citibank N.A.	12/13/16	(17)
USD	25,161	CAD	33,083	Citibank N.A.	12/13/16	(69)
USD	3,278	CAD	4,317	Citibank N.A.	12/13/16	(14)
USD	13,111	CAD	17,267	Citibank N.A.	12/13/16	(56)
USD	15,253	CAD	20,000	Citibank N.A.	12/13/16	—
USD	12,167	CAD	15,929	Citibank N.A.	12/13/16	19
USD	5,483	CAD	7,170	Citibank N.A.	12/13/16	15
USD	21,933	CAD	28,679	Citibank N.A.	12/13/16	62
USD	22,713	CAD	30,000	Credit Suisse International	12/13/16	(165)
USD	7,327	CAD	9,650	Credit Suisse International	12/13/16	(32)
USD	1,832	CAD	2,413	Credit Suisse International	12/13/16	(8)
USD	7,602	CAD	10,000	Credit Suisse International	12/13/16	(24)
USD	7,602	CAD	10,000	Credit Suisse International	12/13/16	(24)
USD	7,595	CAD	10,000	Credit Suisse International	12/13/16	(31)
USD	7,777	CAD	10,000	Credit Suisse International	12/13/16	151
USD	7,777	CAD	10,000	Credit Suisse International	12/13/16	151
USD	7,777	CAD	10,000	Credit Suisse International	12/13/16	151
USD	24,335	CAD	31,863	Credit Suisse International	12/13/16	36
USD	20,023	CAD	26,259	Credit Suisse International	12/13/16	(2)
USD	129,619	CAD	170,000	Goldman Sachs International	12/13/16	(25)
USD	53,373	CAD	70,000	Goldman Sachs International	12/13/16	(10)
USD	30,499	CAD	40,000	Goldman Sachs International	12/13/16	(6)
USD	23,359	CAD	30,000	Goldman Sachs International	12/13/16	480
USD	7,786	CAD	10,000	Goldman Sachs International	12/13/16	160
USD	7,605	CAD	10,000	JPMorgan Chase Bank N.A.	12/13/16	(22)
USD	7,671	CAD	10,000	JPMorgan Chase Bank N.A.	12/13/16	45
USD	2,600	CAD	3,439	JPMorgan Chase Bank N.A.	12/13/16	(22)

40	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,600	CAD	3,439	JPMorgan Chase Bank N.A.	12/13/16	$(22)
USD	2,600	CAD	3,439	JPMorgan Chase Bank N.A.	12/13/16	(22)
USD	5,131	CAD	6,696	JPMorgan Chase Bank N.A.	12/13/16	25
USD	15,394	CAD	20,087	JPMorgan Chase Bank N.A.	12/13/16	75
USD	22,259	CAD	29,138	Morgan Stanley & Co. International PLC	12/13/16	38
USD	23,262	CAD	30,088	Morgan Stanley & Co. International PLC	12/13/16	317
USD	7,608	CAD	9,913	UBS AG	12/13/16	48
USD	2,536	CAD	3,304	UBS AG	12/13/16	16
USD	30,891	CAD	40,000	UBS AG	12/13/16	387
USD	6,213	CAD	8,166	Westpac Banking Corp.	12/13/16	(14)
USD	74,556	CAD	97,987	Westpac Banking Corp.	12/13/16	(170)
USD	9,396	CHF	9,186	Bank of America N.A.	12/13/16	(99)
USD	1,037	CHF	1,000	Barclays Bank PLC	12/13/16	3
USD	940	CHF	920	Citibank N.A.	12/13/16	(11)
USD	20,743	CHF	20,000	Credit Suisse International	12/13/16	71
USD	10,105	CHF	9,894	HSBC Bank USA N.A.	12/13/16	(121)
USD	40,869	CHF	40,000	HSBC Bank USA N.A.	12/13/16	(475)
USD	9,280	CHF	9,000	Morgan Stanley & Co. International PLC	12/13/16	(22)
USD	10,268	CHF	10,000	Morgan Stanley & Co. International PLC	12/13/16	(68)
USD	68,508	CLP	47,000,000	Bank of America N.A.	12/13/16	(2,549)
USD	150,135	CLP	103,000,000	Bank of America N.A.	12/13/16	(5,586)
USD	213,643	CLP	146,570,000	Bank of America N.A.	12/13/16	(7,948)
USD	7,457	CLP	5,000,000	BNP Paribas S.A.	12/13/16	(102)
USD	7,341	CLP	5,000,000	BNP Paribas S.A.	12/13/16	(218)
USD	13,153	CLP	9,000,000	Credit Suisse International	12/13/16	(454)
USD	13,506	CLP	9,000,000	Credit Suisse International	12/13/16	(101)
USD	14,540	CLP	10,000,000	Deutsche Bank AG	12/13/16	(578)
USD	27,047	CLP	18,000,000	Deutsche Bank AG	12/13/16	(166)
USD	15,033	CLP	10,000,000	HSBC Bank USA N.A.	12/13/16	(85)
USD	28,492	CLP	19,000,000	HSBC Bank USA N.A.	12/13/16	(233)
USD	12,079	CLP	8,000,000	HSBC Bank USA N.A.	12/13/16	(16)
USD	13,341	CLP	9,000,000	HSBC Bank USA N.A.	12/13/16	(265)
USD	6,055	CLP	4,000,000	Royal Bank of Scotland PLC	12/13/16	8
USD	6,671	COP	20,000,000	BNP Paribas S.A.	12/13/16	(182)
USD	6,854	COP	20,000,000	BNP Paribas S.A.	12/13/16	1
USD	3,433	COP	10,000,000	Citibank N.A.	12/13/16	6
USD	6,866	COP	20,000,000	Citibank N.A.	12/13/16	13
USD	3,433	COP	10,000,000	Citibank N.A.	12/13/16	6
USD	6,803	COP	20,000,000	Credit Suisse International	12/13/16	(50)
USD	3,401	COP	10,000,000	Credit Suisse International	12/13/16	(25)
USD	9,015	COP	26,665,000	Credit Suisse International	12/13/16	(122)
USD	6,011	COP	17,780,000	Credit Suisse International	12/13/16	(82)
USD	3,005	COP	8,890,000	Credit Suisse International	12/13/16	(41)
USD	8,406	COP	25,000,000	Credit Suisse International	12/13/16	(160)
USD	6,305	COP	18,750,000	Credit Suisse International	12/13/16	(120)
USD	5,073	COP	15,000,000	Credit Suisse International	12/13/16	(67)
USD	3,805	COP	11,250,000	Credit Suisse International	12/13/16	(50)
USD	6,777	COP	20,000,000	Deutsche Bank AG	12/13/16	(76)
USD	23,721	COP	70,000,000	Deutsche Bank AG	12/13/16	(265)

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016	41

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,725	COP	20,000,000	Deutsche Bank AG	12/13/16	$(128)
USD	6,725	COP	20,000,000	Deutsche Bank AG	12/13/16	(128)
USD	13,450	COP	40,000,000	Deutsche Bank AG	12/13/16	(256)
USD	11,273	COP	33,335,000	Deutsche Bank AG	12/13/16	(149)
USD	3,757	COP	11,110,000	Deutsche Bank AG	12/13/16	(50)
USD	7,514	COP	22,220,000	Deutsche Bank AG	12/13/16	(99)
USD	9,862	COP	30,000,000	HSBC Bank USA N.A.	12/13/16	(417)
USD	6,575	COP	20,000,000	HSBC Bank USA N.A.	12/13/16	(278)
USD	3,319	COP	10,000,000	HSBC Bank USA N.A.	12/13/16	(107)
USD	6,634	COP	20,000,000	HSBC Bank USA N.A.	12/13/16	(219)
USD	13,438	COP	40,000,000	HSBC Bank USA N.A.	12/13/16	(268)
USD	3,365	COP	10,000,000	HSBC Bank USA N.A.	12/13/16	(62)
USD	10,094	COP	30,000,000	HSBC Bank USA N.A.	12/13/16	(186)
USD	10,157	COP	30,000,000	HSBC Bank USA N.A.	12/13/16	(122)
USD	9,948	COP	30,000,000	HSBC Bank USA N.A.	12/13/16	(332)
USD	6,632	COP	20,000,000	HSBC Bank USA N.A.	12/13/16	(221)
USD	6,632	COP	20,000,000	HSBC Bank USA N.A.	12/13/16	(221)
USD	6,911	COP	20,000,000	HSBC Bank USA N.A.	12/13/16	58
USD	3,341	COP	10,000,000	HSBC Bank USA N.A.	12/13/16	(85)
USD	9,958	COP	30,000,000	HSBC Bank USA N.A.	12/13/16	(321)
USD	16,597	COP	50,000,000	HSBC Bank USA N.A.	12/13/16	(535)
USD	16,437	COP	50,000,000	HSBC Bank USA N.A.	12/13/16	(696)
USD	3,287	COP	10,000,000	JPMorgan Chase Bank N.A.	12/13/16	(139)
USD	33,783	EUR	30,000	Bank of America N.A.	12/13/16	(25)
USD	5,591	EUR	5,000	Bank of America N.A.	12/13/16	(44)
USD	33,713	EUR	30,000	Bank of America N.A.	12/13/16	(95)
USD	1,191	EUR	1,053	Bank of America N.A.	12/13/16	4
USD	1,191	EUR	1,053	Bank of America N.A.	12/13/16	4
USD	1,118	EUR	1,000	Barclays Bank PLC	12/13/16	(9)
USD	4,474	EUR	4,000	Barclays Bank PLC	12/13/16	(34)
USD	11,204	EUR	10,000	Barclays Bank PLC	12/13/16	(65)
USD	5,593	EUR	5,000	Barclays Bank PLC	12/13/16	(41)
USD	16,815	EUR	15,000	Barclays Bank PLC	12/13/16	(89)
USD	1,119	EUR	1,000	BNP Paribas S.A.	12/13/16	(8)
USD	5,596	EUR	5,000	BNP Paribas S.A.	12/13/16	(39)
USD	5,596	EUR	5,000	Citibank N.A.	12/13/16	(38)
USD	11,192	EUR	10,000	Citibank N.A.	12/13/16	(77)
USD	3,355	EUR	3,000	Citibank N.A.	12/13/16	(26)
USD	23,483	EUR	21,000	Citibank N.A.	12/13/16	(182)
USD	11,179	EUR	10,000	Citibank N.A.	12/13/16	(91)
USD	5,589	EUR	5,000	Citibank N.A.	12/13/16	(45)
USD	11,276	EUR	10,000	Citibank N.A.	12/13/16	7
USD	5,625	EUR	5,000	Citibank N.A.	12/13/16	(9)
USD	33,954	EUR	30,000	Citibank N.A.	12/13/16	146
USD	56,348	EUR	50,000	Citibank N.A.	12/13/16	2
USD	21,416	EUR	18,947	Credit Suisse International	12/13/16	64
USD	21,416	EUR	18,947	Credit Suisse International	12/13/16	64
USD	11,283	EUR	10,000	Credit Suisse International	12/13/16	14
USD	11,283	EUR	10,000	Credit Suisse International	12/13/16	14
USD	33,656	EUR	30,000	Deutsche Bank AG	12/13/16	(152)
USD	11,230	EUR	10,000	HSBC Bank USA N.A.	12/13/16	(39)
USD	22,387	EUR	20,000	Morgan Stanley & Co. International PLC	12/13/16	(152)

42	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,597	EUR	5,000	Morgan Stanley & Co. International PLC	12/13/16	$(38)
USD	44,882	EUR	40,000	Morgan Stanley & Co. International PLC	12/13/16	(195)
USD	56,323	EUR	50,000	Morgan Stanley & Co. International PLC	12/13/16	(23)
USD	33,539	EUR	30,000	Morgan Stanley & Co. International PLC	12/13/16	(269)
USD	22,359	EUR	20,000	Morgan Stanley & Co. International PLC	12/13/16	(179)
USD	29,050	EUR	25,948	Morgan Stanley & Co. International PLC	12/13/16	(192)
USD	78,595	EUR	70,000	Morgan Stanley & Co. International PLC	12/13/16	(290)
USD	22,456	EUR	20,000	Morgan Stanley & Co. International PLC	12/13/16	(83)
USD	12,951	GBP	10,000	Barclays Bank PLC	12/13/16	(28)
USD	26,534	GBP	20,000	Citibank N.A.	12/13/16	575
USD	13,396	GBP	10,000	Citibank N.A.	12/13/16	417
USD	13,170	GBP	10,000	Morgan Stanley & Co. International PLC	12/13/16	191
USD	26,600	GBP	20,000	Morgan Stanley & Co. International PLC	12/13/16	642
USD	10,889	HUF	3,000,000	Bank of America N.A.	12/13/16	(55)
USD	9,040	HUF	2,500,000	Bank of America N.A.	12/13/16	(80)
USD	1,808	HUF	500,000	Bank of America N.A.	12/13/16	(16)
USD	2,073	HUF	565,000	Bank of America N.A.	12/13/16	12
USD	9,651	HUF	2,630,000	Bank of America N.A.	12/13/16	56
USD	13,100	HUF	3,570,000	Bank of America N.A.	12/13/16	76
USD	4,759	HUF	1,295,918	Bank of America N.A.	12/13/16	31
USD	1,018	HUF	277,273	Bank of America N.A.	12/13/16	7
USD	2,328	HUF	640,000	Bank of America N.A.	12/13/16	(7)
USD	1,037	HUF	285,000	Bank of America N.A.	12/13/16	(3)
USD	14,674	HUF	4,030,000	Bank of America N.A.	12/13/16	(27)
USD	4,493	HUF	1,235,000	Bank of America N.A.	12/13/16	(12)
USD	12,386	HUF	3,405,000	Bank of America N.A.	12/13/16	(35)
USD	10,077	HUF	2,770,000	Bank of America N.A.	12/13/16	(29)
USD	5,420	HUF	1,490,000	Bank of America N.A.	12/13/16	(15)
USD	2,856	HUF	785,000	Bank of America N.A.	12/13/16	(8)
USD	2,419	HUF	665,000	Bank of America N.A.	12/13/16	(7)
USD	6,675	HUF	1,835,000	Bank of America N.A.	12/13/16	(19)
USD	7,902	HUF	2,170,000	Bank of America N.A.	12/13/16	(15)
USD	3,386	HUF	930,000	Bank of America N.A.	12/13/16	(6)
USD	6,457	HUF	1,758,535	Bank of America N.A.	12/13/16	42
USD	1,045	HUF	289,708	Bank of America N.A.	12/13/16	(12)
USD	2,090	HUF	579,415	Bank of America N.A.	12/13/16	(24)
USD	806	HUF	223,589	Bank of America N.A.	12/13/16	(10)
USD	3,225	HUF	894,355	Bank of America N.A.	12/13/16	(38)
USD	806	HUF	223,589	Bank of America N.A.	12/13/16	(10)
USD	7,309	HUF	2,000,000	Bank of America N.A.	12/13/16	13
USD	3,600	HUF	1,000,000	Bank of America N.A.	12/13/16	(48)
USD	7,264	HUF	2,000,000	Barclays Bank PLC	12/13/16	(32)
USD	9,041	HUF	2,500,000	Barclays Bank PLC	12/13/16	(79)

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016	43

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,808	HUF	500,000	Barclays Bank PLC	12/13/16	$(16)
USD	827	HUF	225,693	Barclays Bank PLC	12/13/16	4
USD	3,866	HUF	1,054,843	Barclays Bank PLC	12/13/16	18
USD	5,246	HUF	1,431,400	Barclays Bank PLC	12/13/16	24
USD	25,308	HUF	7,000,000	Barclays Bank PLC	12/13/16	(229)
USD	10,846	HUF	3,000,000	Barclays Bank PLC	12/13/16	(98)
USD	18,153	HUF	5,000,000	BNP Paribas S.A.	12/13/16	(88)
USD	1,356	HUF	370,000	BNP Paribas S.A.	12/13/16	6
USD	220	HUF	60,000	BNP Paribas S.A.	12/13/16	1
USD	3,078	HUF	840,000	BNP Paribas S.A.	12/13/16	13
USD	513	HUF	140,000	BNP Paribas S.A.	12/13/16	2
USD	3,591	HUF	980,000	BNP Paribas S.A.	12/13/16	15
USD	5,691	HUF	1,560,000	BNP Paribas S.A.	12/13/16	—
USD	3,064	HUF	840,000	BNP Paribas S.A.	12/13/16	—
USD	1,313	HUF	360,000	BNP Paribas S.A.	12/13/16	—
USD	10,905	HUF	3,000,000	BNP Paribas S.A.	12/13/16	(39)
USD	18,175	HUF	5,000,000	BNP Paribas S.A.	12/13/16	(65)
USD	7,232	HUF	2,000,000	BNP Paribas S.A.	12/13/16	(64)
USD	1,302	HUF	355,000	BNP Paribas S.A.	12/13/16	7
USD	9,114	HUF	2,485,000	BNP Paribas S.A.	12/13/16	49
USD	7,812	HUF	2,130,000	BNP Paribas S.A.	12/13/16	42
USD	1,595	HUF	435,000	BNP Paribas S.A.	12/13/16	8
USD	3,641	HUF	1,000,000	BNP Paribas S.A.	12/13/16	(8)
USD	7,252	HUF	2,000,000	BNP Paribas S.A.	12/13/16	(45)
USD	3,632	HUF	1,000,000	BNP Paribas S.A.	12/13/16	(16)
USD	3,632	HUF	1,000,000	BNP Paribas S.A.	12/13/16	(16)
USD	10,872	HUF	3,000,000	Credit Suisse International	12/13/16	(72)
USD	10,872	HUF	3,000,000	Credit Suisse International	12/13/16	(72)
USD	5,018	HUF	1,367,034	Credit Suisse International	12/13/16	31
USD	31,826	HUF	8,670,065	Credit Suisse International	12/13/16	196
USD	23,453	HUF	6,389,239	Credit Suisse International	12/13/16	145
USD	3,595	HUF	1,000,000	Credit Suisse International	12/13/16	(53)
USD	10,785	HUF	3,000,000	Credit Suisse International	12/13/16	(159)
USD	3,889	HUF	1,077,896	Credit Suisse International	12/13/16	(44)
USD	3,889	HUF	1,077,896	Credit Suisse International	12/13/16	(44)
USD	15,555	HUF	4,311,584	Credit Suisse International	12/13/16	(175)
USD	6,416	HUF	1,767,561	Deutsche Bank AG	12/13/16	(33)
USD	4,277	HUF	1,178,374	Deutsche Bank AG	12/13/16	(22)
USD	5,226	HUF	1,448,434	Deutsche Bank AG	12/13/16	(59)
USD	10,451	HUF	2,896,868	Deutsche Bank AG	12/13/16	(117)
USD	2,418	HUF	670,854	Deutsche Bank AG	12/13/16	(29)
USD	9,674	HUF	2,683,418	Deutsche Bank AG	12/13/16	(115)
USD	2,418	HUF	670,854	Deutsche Bank AG	12/13/16	(29)
USD	7,310	HUF	2,000,000	HSBC Bank USA N.A.	12/13/16	13
USD	898	HUF	245,000	HSBC Bank USA N.A.	12/13/16	4
USD	5,349	HUF	1,460,000	HSBC Bank USA N.A.	12/13/16	23
USD	6,228	HUF	1,700,000	HSBC Bank USA N.A.	12/13/16	26
USD	945	HUF	261,858	HSBC Bank USA N.A.	12/13/16	(11)
USD	1,889	HUF	523,716	HSBC Bank USA N.A.	12/13/16	(21)
USD	399	HUF	110,644	HSBC Bank USA N.A.	12/13/16	(5)
USD	100	HUF	27,661	HSBC Bank USA N.A.	12/13/16	(1)
USD	100	HUF	27,661	HSBC Bank USA N.A.	12/13/16	(1)
USD	5,952	HUF	1,642,094	JPMorgan Chase Bank N.A.	12/13/16	(38)

44	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	8,928	HUF	2,463,141	JPMorgan Chase Bank N.A.	12/13/16	$(58)
USD	39,495	HUF	10,792,002	Morgan Stanley & Co. International PLC	12/13/16	125
USD	9,649	HUF	2,630,000	Morgan Stanley & Co. International PLC	12/13/16	54
USD	13,097	HUF	3,570,000	Morgan Stanley & Co. International PLC	12/13/16	73
USD	2,073	HUF	565,000	Morgan Stanley & Co. International PLC	12/13/16	12
USD	5,131	HUF	1,400,000	Morgan Stanley & Co. International PLC	12/13/16	24
USD	733	HUF	200,000	Morgan Stanley & Co. International PLC	12/13/16	3
USD	4,398	HUF	1,200,000	Morgan Stanley & Co. International PLC	12/13/16	21
USD	4,277	HUF	1,179,532	UBS AG	12/13/16	(26)
USD	6,415	HUF	1,769,298	UBS AG	12/13/16	(39)
USD	33,703	HUF	9,207,998	UBS AG	12/13/16	111
USD	28,390	IDR	380,000,000	Citibank N.A.	12/13/16	(557)
USD	2,988	IDR	40,000,000	Citibank N.A.	12/13/16	(59)
USD	38,690	IDR	520,000,000	Deutsche Bank AG	12/13/16	(921)
USD	7,443	IDR	100,000,000	Deutsche Bank AG	12/13/16	(174)
USD	31,262	IDR	420,000,000	Deutsche Bank AG	12/13/16	(733)
USD	6,020	IDR	80,000,000	HSBC Bank USA N.A.	12/13/16	(75)
USD	6,720	IDR	90,000,000	HSBC Bank USA N.A.	12/13/16	(135)
USD	2,987	IDR	40,000,000	HSBC Bank USA N.A.	12/13/16	(60)
USD	6,899	IDR	90,000,000	Morgan Stanley & Co. International PLC	12/13/16	43
USD	25,172	IDR	330,000,000	Morgan Stanley & Co. International PLC	12/13/16	33
USD	16,018	IDR	210,000,000	Morgan Stanley & Co. International PLC	12/13/16	21
USD	13,607	IDR	178,938,180	Morgan Stanley & Co. International PLC	12/13/16	(23)
USD	1,756	IDR	23,088,798	Morgan Stanley & Co. International PLC	12/13/16	(3)
USD	4,170	IDR	54,835,893	Morgan Stanley & Co. International PLC	12/13/16	(7)
USD	4,325	IDR	56,911,202	UBS AG	12/13/16	(11)
USD	33,515	IDR	441,061,820	UBS AG	12/13/16	(83)
USD	10,271	IDR	135,164,107	UBS AG	12/13/16	(26)
USD	1,462	ILS	5,501	Bank of America N.A.	12/13/16	(8)
USD	1,462	ILS	5,498	Bank of America N.A.	12/13/16	(8)
USD	13,307	ILS	50,000	Barclays Bank PLC	12/13/16	(59)
USD	820	ILS	3,074	Barclays Bank PLC	12/13/16	(2)
USD	820	ILS	3,074	Barclays Bank PLC	12/13/16	(2)
USD	501	ILS	1,875	Barclays Bank PLC	12/13/16	—
USD	4,920	ILS	18,555	Citibank N.A.	12/13/16	(40)
USD	1,462	ILS	5,501	Citibank N.A.	12/13/16	(8)
USD	2,460	ILS	9,212	Citibank N.A.	12/13/16	(3)
USD	2,460	ILS	9,212	Citibank N.A.	12/13/16	(3)
USD	2,460	ILS	9,280	Credit Suisse International	12/13/16	(21)
USD	5,888	ILS	22,165	Credit Suisse International	12/13/16	(37)

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016	45

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	585	ILS	2,199	Credit Suisse International	12/13/16	$(3)
USD	410	ILS	1,536	Credit Suisse International	12/13/16	(1)
USD	410	ILS	1,536	Credit Suisse International	12/13/16	(1)
USD	7,611	ILS	28,553	Credit Suisse International	12/13/16	(22)
USD	7,611	ILS	28,553	Credit Suisse International	12/13/16	(22)
USD	7,611	ILS	28,553	Credit Suisse International	12/13/16	(22)
USD	561	ILS	2,100	Credit Suisse International	12/13/16	—
USD	3,931	ILS	14,717	Credit Suisse International	12/13/16	(3)
USD	26,571	ILS	100,000	Credit Suisse International	12/13/16	(160)
USD	13,285	ILS	50,000	Credit Suisse International	12/13/16	(80)
USD	5,737	ILS	21,539	Credit Suisse International	12/13/16	(21)
USD	5,737	ILS	21,539	Credit Suisse International	12/13/16	(21)
USD	26,452	ILS	100,000	Deutsche Bank AG	12/13/16	(279)
USD	13,332	ILS	50,000	Deutsche Bank AG	12/13/16	(33)
USD	13,245	ILS	50,000	Deutsche Bank AG	12/13/16	(120)
USD	119,536	ILS	450,000	Deutsche Bank AG	12/13/16	(753)
USD	13,299	ILS	50,000	Deutsche Bank AG	12/13/16	(66)
USD	13,291	ILS	50,000	Deutsche Bank AG	12/13/16	(75)
USD	13,344	ILS	50,000	Deutsche Bank AG	12/13/16	(22)
USD	13,344	ILS	50,000	Deutsche Bank AG	12/13/16	(22)
USD	26,687	ILS	100,000	Deutsche Bank AG	12/13/16	(44)
USD	13,340	ILS	50,000	Deutsche Bank AG	12/13/16	(25)
USD	13,280	ILS	50,000	Deutsche Bank AG	12/13/16	(86)
USD	26,559	ILS	100,000	Deutsche Bank AG	12/13/16	(171)
USD	4,510	ILS	16,888	Goldman Sachs International	12/13/16	(5)
USD	4,510	ILS	16,888	Goldman Sachs International	12/13/16	(5)
USD	2,858	ILS	10,723	Goldman Sachs International	12/13/16	(8)
USD	2,858	ILS	10,723	Goldman Sachs International	12/13/16	(8)
USD	2,858	ILS	10,723	Goldman Sachs International	12/13/16	(8)
USD	7,572	ILS	28,461	Goldman Sachs International	12/13/16	(36)
USD	7,572	ILS	28,461	Goldman Sachs International	12/13/16	(36)
USD	5,150	ILS	19,290	HSBC Bank USA N.A.	12/13/16	(7)
USD	5,150	ILS	19,290	HSBC Bank USA N.A.	12/13/16	(7)
USD	2,858	ILS	10,724	HSBC Bank USA N.A.	12/13/16	(8)
USD	2,858	ILS	10,724	HSBC Bank USA N.A.	12/13/16	(8)
USD	2,858	ILS	10,724	HSBC Bank USA N.A.	12/13/16	(8)
USD	3,089	ILS	11,559	HSBC Bank USA N.A.	12/13/16	(1)
USD	281	ILS	1,051	UBS AG	12/13/16	—
USD	6,623	INR	450,000	Bank of America N.A.	12/13/16	(66)
USD	3,680	INR	250,000	Bank of America N.A.	12/13/16	(37)
USD	2,381	INR	160,000	Bank of America N.A.	12/13/16	2
USD	5,952	INR	400,000	Bank of America N.A.	12/13/16	6
USD	27,976	INR	1,880,000	Bank of America N.A.	12/13/16	27
USD	11,310	INR	760,000	Bank of America N.A.	12/13/16	11
USD	1,986	INR	135,000	Bank of America N.A.	12/13/16	(21)
USD	5,176	INR	348,965	Barclays Bank PLC	12/13/16	(12)
USD	9,613	INR	648,077	Barclays Bank PLC	12/13/16	(22)
USD	2,342	INR	157,773	Barclays Bank PLC	12/13/16	(3)
USD	13,393	INR	900,000	Barclays Bank PLC	12/13/16	13
USD	7,440	INR	500,000	Barclays Bank PLC	12/13/16	7
USD	4,867	INR	330,000	BNP Paribas S.A.	12/13/16	(39)
USD	25,295	INR	1,715,000	BNP Paribas S.A.	12/13/16	(201)
USD	2,434	INR	165,000	BNP Paribas S.A.	12/13/16	(19)

46	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,777	INR	119,635	BNP Paribas S.A.	12/13/16	$(2)
USD	3,300	INR	222,178	BNP Paribas S.A.	12/13/16	(3)
USD	12,925	INR	870,000	BNP Paribas S.A.	12/13/16	(9)
USD	5,896	INR	400,000	Citibank N.A.	12/13/16	(51)
USD	17,688	INR	1,200,000	Citibank N.A.	12/13/16	(152)
USD	905	INR	60,945	Citibank N.A.	12/13/16	(1)
USD	517	INR	34,826	Citibank N.A.	12/13/16	(1)
USD	6,619	INR	450,000	Citibank N.A.	12/13/16	(71)
USD	3,677	INR	250,000	Citibank N.A.	12/13/16	(39)
USD	26,344	INR	1,785,618	Deutsche Bank AG	12/13/16	(202)
USD	5,063	INR	343,196	Deutsche Bank AG	12/13/16	(39)
USD	2,532	INR	171,598	Deutsche Bank AG	12/13/16	(19)
USD	19,140	INR	1,300,000	Deutsche Bank AG	12/13/16	(186)
USD	501	INR	33,738	Deutsche Bank AG	12/13/16	(1)
USD	11,218	INR	753,932	Deutsche Bank AG	12/13/16	9
USD	5,904	INR	396,806	Deutsche Bank AG	12/13/16	5
USD	2,362	INR	158,722	Deutsche Bank AG	12/13/16	2
USD	27,749	INR	1,864,989	Deutsche Bank AG	12/13/16	23
USD	25,059	INR	1,700,000	HSBC Bank USA N.A.	12/13/16	(214)
USD	14,741	INR	1,000,000	HSBC Bank USA N.A.	12/13/16	(126)
USD	1,810	INR	121,859	HSBC Bank USA N.A.	12/13/16	(2)
USD	1,034	INR	69,634	HSBC Bank USA N.A.	12/13/16	(1)
USD	84,872	INR	5,700,000	HSBC Bank USA N.A.	12/13/16	132
USD	15,593	INR	1,050,000	HSBC Bank USA N.A.	12/13/16	(17)
USD	5,450	INR	367,227	HSBC Bank USA N.A.	12/13/16	(10)
USD	5,938	INR	400,000	HSBC Bank USA N.A.	12/13/16	(8)
USD	1,210	INR	81,278	HSBC Bank USA N.A.	12/13/16	2
USD	5,747	INR	386,068	HSBC Bank USA N.A.	12/13/16	7
USD	3,025	INR	203,194	HSBC Bank USA N.A.	12/13/16	4
USD	14,216	INR	955,011	HSBC Bank USA N.A.	12/13/16	18
USD	3,477	INR	235,000	HSBC Bank USA N.A.	12/13/16	(16)
USD	26,931	INR	1,820,000	HSBC Bank USA N.A.	12/13/16	(126)
USD	25,895	INR	1,750,000	HSBC Bank USA N.A.	12/13/16	(121)
USD	6,437	INR	435,000	HSBC Bank USA N.A.	12/13/16	(30)
USD	27,077	INR	1,835,000	HSBC Bank USA N.A.	12/13/16	(203)
USD	2,435	INR	165,000	HSBC Bank USA N.A.	12/13/16	(18)
USD	13,280	INR	900,000	HSBC Bank USA N.A.	12/13/16	(100)
USD	44,507	INR	3,017,152	HSBC Bank USA N.A.	12/13/16	(347)
USD	18,454	INR	1,251,014	HSBC Bank USA N.A.	12/13/16	(144)
USD	1,986	INR	135,000	Morgan Stanley & Co. International PLC	12/13/16	(21)
USD	4,821	INR	326,804	Morgan Stanley & Co. International PLC	12/13/16	(37)
USD	2,411	INR	163,402	Morgan Stanley & Co. International PLC	12/13/16	(19)
USD	25,070	INR	1,699,382	Morgan Stanley & Co. International PLC	12/13/16	(194)
USD	2,157	INR	145,218	Morgan Stanley & Co. International PLC	12/13/16	(2)
USD	4,006	INR	269,690	Morgan Stanley & Co. International PLC	12/13/16	(4)
USD	53,199	INR	3,600,000	Morgan Stanley & Co. International PLC	12/13/16	(320)

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016	47

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,478	INR	100,000	Morgan Stanley & Co. International PLC	12/13/16	$(9)
USD	6,650	INR	450,000	Morgan Stanley & Co. International PLC	12/13/16	(40)
USD	73,697	INR	4,965,000	Morgan Stanley & Co. International PLC	12/13/16	(115)
USD	12,840	INR	865,000	Morgan Stanley & Co. International PLC	12/13/16	(20)
USD	38,484	INR	2,600,000	Morgan Stanley & Co. International PLC	12/13/16	(169)
USD	2,004	INR	134,957	Morgan Stanley & Co. International PLC	12/13/16	(3)
USD	7,795	INR	525,000	Morgan Stanley & Co. International PLC	12/13/16	(10)
USD	25,441	INR	1,715,000	Morgan Stanley & Co. International PLC	12/13/16	(55)
USD	3,412	INR	230,000	Morgan Stanley & Co. International PLC	12/13/16	(7)
USD	26,406	INR	1,780,000	Morgan Stanley & Co. International PLC	12/13/16	(57)
USD	6,379	INR	430,000	Morgan Stanley & Co. International PLC	12/13/16	(14)
USD	4,940	INR	335,000	Morgan Stanley & Co. International PLC	12/13/16	(41)
USD	54,040	INR	3,665,000	Morgan Stanley & Co. International PLC	12/13/16	(446)
USD	26,541	INR	1,800,000	Morgan Stanley & Co. International PLC	12/13/16	(219)
USD	1,912	INR	130,000	UBS AG	12/13/16	(20)
USD	14,767	INR	1,000,000	UBS AG	12/13/16	(100)
USD	25,103	INR	1,700,000	UBS AG	12/13/16	(170)
USD	10,337	INR	700,000	UBS AG	12/13/16	(70)
USD	25,057	INR	1,700,000	UBS AG	12/13/16	(216)
USD	2,377	INR	160,055	UBS AG	12/13/16	(3)
USD	1,280	INR	86,183	UBS AG	12/13/16	(1)
USD	7,678	INR	517,196	UBS AG	12/13/16	(11)
USD	4,387	INR	295,540	UBS AG	12/13/16	(6)
USD	6,665	INR	450,000	UBS AG	12/13/16	(25)
USD	1,481	INR	100,000	UBS AG	12/13/16	(6)
USD	53,318	INR	3,600,000	UBS AG	12/13/16	(202)
USD	12,838	INR	865,000	UBS AG	12/13/16	(22)
USD	73,687	INR	4,965,000	UBS AG	12/13/16	(126)
USD	13,288	INR	900,000	UBS AG	12/13/16	(92)
USD	2,953	INR	200,000	UBS AG	12/13/16	(20)
USD	13,288	INR	900,000	UBS AG	12/13/16	(92)
USD	3,436	INR	231,305	UBS AG	12/13/16	(3)
USD	25,723	INR	1,735,000	UBS AG	12/13/16	(71)
USD	26,686	INR	1,800,000	UBS AG	12/13/16	(73)
USD	3,484	INR	235,000	UBS AG	12/13/16	(10)
USD	6,449	INR	435,000	UBS AG	12/13/16	(18)
USD	6,628	INR	448,986	UBS AG	12/13/16	(47)
USD	15,985	INR	1,082,848	UBS AG	12/13/16	(113)
USD	8,717	JPY	878,354	Bank of America N.A.	12/13/16	29

48	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	19,390	JPY	2,000,000	Bank of America N.A.	12/13/16	$(392)
USD	9,803	JPY	1,000,000	Citibank N.A.	12/13/16	(88)
USD	9,759	JPY	1,000,000	Citibank N.A.	12/13/16	(132)
USD	19,686	JPY	2,000,000	Deutsche Bank AG	12/13/16	(95)
USD	21,046	JPY	2,121,646	Morgan Stanley & Co. International PLC	12/13/16	61
USD	36,284	KRW	40,000,000	Bank of America N.A.	12/13/16	(6)
USD	2,732	KRW	3,074,177	Bank of America N.A.	12/13/16	(57)
USD	17,759	KRW	19,982,153	Bank of America N.A.	12/13/16	(370)
USD	1,683	KRW	1,855,000	BNP Paribas S.A.	12/13/16	—
USD	32,156	KRW	36,000,000	BNP Paribas S.A.	12/13/16	(505)
USD	1,786	KRW	2,000,000	BNP Paribas S.A.	12/13/16	(28)
USD	13,429	KRW	15,000,000	Citibank N.A.	12/13/16	(180)
USD	4,849	KRW	5,319,452	Citibank N.A.	12/13/16	23
USD	8,962	KRW	10,000,000	Credit Suisse International	12/13/16	(110)
USD	22,405	KRW	25,000,000	Credit Suisse International	12/13/16	(276)
USD	9,107	KRW	10,000,000	Credit Suisse International	12/13/16	35
USD	45,106	KRW	50,000,000	Credit Suisse International	12/13/16	(257)
USD	9,076	KRW	10,000,000	Credit Suisse International	12/13/16	4
USD	13,614	KRW	15,000,000	Credit Suisse International	12/13/16	5
USD	13,423	KRW	15,000,000	Deutsche Bank AG	12/13/16	(186)
USD	8,869	KRW	10,000,000	Deutsche Bank AG	12/13/16	(203)
USD	8,869	KRW	10,000,000	Deutsche Bank AG	12/13/16	(203)
USD	8,922	KRW	10,000,000	Deutsche Bank AG	12/13/16	(150)
USD	35,689	KRW	40,000,000	Deutsche Bank AG	12/13/16	(601)
USD	4,461	KRW	5,000,000	Deutsche Bank AG	12/13/16	(75)
USD	8,914	KRW	10,000,000	Deutsche Bank AG	12/13/16	(158)
USD	2,229	KRW	2,500,000	Deutsche Bank AG	12/13/16	(40)
USD	33,428	KRW	37,500,000	Deutsche Bank AG	12/13/16	(594)
USD	1,446	KRW	1,615,296	Deutsche Bank AG	12/13/16	(20)
USD	31,183	KRW	35,000,000	Goldman Sachs International	12/13/16	(571)
USD	2,229	KRW	2,500,000	HSBC Bank USA N.A.	12/13/16	(39)
USD	8,917	KRW	10,000,000	HSBC Bank USA N.A.	12/13/16	(155)
USD	33,440	KRW	37,500,000	HSBC Bank USA N.A.	12/13/16	(582)
USD	4,262	KRW	4,680,548	HSBC Bank USA N.A.	12/13/16	15
USD	3,196	KRW	3,500,000	HSBC Bank USA N.A.	12/13/16	20
USD	1,065	KRW	1,170,000	HSBC Bank USA N.A.	12/13/16	4
USD	25,038	KRW	27,988,427	HSBC Bank USA N.A.	12/13/16	(354)
USD	22,262	KRW	25,000,000	Morgan Stanley & Co. International PLC	12/13/16	(420)
USD	17,809	KRW	20,000,000	Morgan Stanley & Co. International PLC	12/13/16	(336)
USD	8,905	KRW	10,000,000	Morgan Stanley & Co. International PLC	12/13/16	(168)
USD	36,350	KRW	40,000,000	Morgan Stanley & Co. International PLC	12/13/16	60
USD	1,480	KRW	1,625,000	Morgan Stanley & Co. International PLC	12/13/16	5
USD	1,801	KRW	2,011,573	Morgan Stanley & Co. International PLC	12/13/16	(24)
USD	9,043	KRW	10,000,000	Morgan Stanley & Co. International PLC	12/13/16	(29)

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016	49

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	13,745	KRW	15,000,000	Morgan Stanley & Co. International PLC	12/13/16	$136
USD	45,817	KRW	50,000,000	Morgan Stanley & Co. International PLC	12/13/16	454
USD	27,270	KRW	30,000,000	Morgan Stanley & Co. International PLC	12/13/16	53
USD	1,517	KRW	1,692,586	Morgan Stanley & Co. International PLC	12/13/16	(19)
USD	48,158	KRW	54,000,000	Morgan Stanley & Co. International PLC	12/13/16	(833)
USD	2,675	KRW	3,000,000	Morgan Stanley & Co. International PLC	12/13/16	(46)
USD	1,679	KRW	1,850,000	Standard Chartered Bank	12/13/16	1
USD	151,515	KRW	170,000,000	UBS AG	12/13/16	(2,718)
USD	1,516	KRW	1,692,118	UBS AG	12/13/16	(19)
USD	80,293	KRW	90,000,000	UBS AG	12/13/16	(1,360)
USD	4,461	KRW	5,000,000	UBS AG	12/13/16	(76)
USD	6,148	KRW	6,925,823	UBS AG	12/13/16	(135)
USD	39,963	KRW	45,017,847	UBS AG	12/13/16	(880)
USD	15,153	MXN	300,000	Bank of America N.A.	12/13/16	(199)
USD	10,102	MXN	200,000	Bank of America N.A.	12/13/16	(133)
USD	1,532	MXN	29,066	Bank of America N.A.	12/13/16	44
USD	4,595	MXN	87,198	Bank of America N.A.	12/13/16	133
USD	10,441	MXN	200,000	Bank of America N.A.	12/13/16	207
USD	5,221	MXN	100,000	Bank of America N.A.	12/13/16	103
USD	5,221	MXN	100,000	Bank of America N.A.	12/13/16	103
USD	1,838	MXN	35,776	Barclays Bank PLC	12/13/16	7
USD	1,838	MXN	35,776	Barclays Bank PLC	12/13/16	7
USD	425	MXN	8,280	Barclays Bank PLC	12/13/16	1
USD	5,051	MXN	100,000	Barclays Bank PLC	12/13/16	(66)
USD	10,102	MXN	200,000	Barclays Bank PLC	12/13/16	(133)
USD	6,752	MXN	126,133	Barclays Bank PLC	12/13/16	298
USD	3,376	MXN	63,066	Barclays Bank PLC	12/13/16	149
USD	7,103	MXN	134,103	Barclays Bank PLC	12/13/16	240
USD	433	MXN	8,361	Barclays Bank PLC	12/13/16	5
USD	8,663	MXN	167,226	Barclays Bank PLC	12/13/16	105
USD	1,299	MXN	25,084	Barclays Bank PLC	12/13/16	16
USD	31,553	MXN	600,000	Citibank N.A.	12/13/16	848
USD	10,518	MXN	200,000	Citibank N.A.	12/13/16	283
USD	21,035	MXN	400,000	Citibank N.A.	12/13/16	566
USD	3,245	MXN	63,274	Citibank N.A.	12/13/16	7
USD	10,107	MXN	200,000	Citibank N.A.	12/13/16	(128)
USD	5,124	MXN	100,000	Citibank N.A.	12/13/16	7
USD	14,129	MXN	277,298	Citibank N.A.	12/13/16	(61)
USD	2,018	MXN	39,614	Citibank N.A.	12/13/16	(9)
USD	12,665	MXN	236,934	Citibank N.A.	12/13/16	540
USD	25,330	MXN	473,867	Citibank N.A.	12/13/16	1,081
USD	104	MXN	2,008	Citibank N.A.	12/13/16	1
USD	5	MXN	100	Citibank N.A.	12/13/16	—
USD	16	MXN	301	Citibank N.A.	12/13/16	—
USD	433	MXN	8,361	Credit Suisse International	12/13/16	5
USD	1,299	MXN	25,083	Credit Suisse International	12/13/16	16
USD	8,663	MXN	167,221	Credit Suisse International	12/13/16	106

50	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	858	MXN	16,670	Deutsche Bank AG	12/13/16	$5
USD	858	MXN	16,670	Deutsche Bank AG	12/13/16	5
USD	3,724	MXN	71,040	Deutsche Bank AG	12/13/16	88
USD	1,241	MXN	23,680	Deutsche Bank AG	12/13/16	29
USD	4,548	MXN	87,195	Deutsche Bank AG	12/13/16	86
USD	1,516	MXN	29,065	Deutsche Bank AG	12/13/16	29
USD	30,319	MXN	581,302	Deutsche Bank AG	12/13/16	572
USD	5,067	MXN	100,000	Goldman Sachs International	12/13/16	(51)
USD	15,200	MXN	300,000	Goldman Sachs International	12/13/16	(152)
USD	47,466	MXN	900,000	HSBC Bank USA N.A.	12/13/16	1,410
USD	21,096	MXN	400,000	HSBC Bank USA N.A.	12/13/16	627
USD	1,516	MXN	29,080	JPMorgan Chase Bank N.A.	12/13/16	28
USD	30,320	MXN	581,592	JPMorgan Chase Bank N.A.	12/13/16	558
USD	4,548	MXN	87,239	JPMorgan Chase Bank N.A.	12/13/16	84
USD	1,299	MXN	25,088	JPMorgan Chase Bank N.A.	12/13/16	16
USD	433	MXN	8,363	JPMorgan Chase Bank N.A.	12/13/16	5
USD	8,663	MXN	167,253	JPMorgan Chase Bank N.A.	12/13/16	104
USD	2,492	MXN	48,029	JPMorgan Chase Bank N.A.	12/13/16	35
USD	6,231	MXN	120,074	JPMorgan Chase Bank N.A.	12/13/16	87
USD	2,492	MXN	48,029	JPMorgan Chase Bank N.A.	12/13/16	35
USD	1,460	MXN	28,446	Morgan Stanley & Co. International PLC	12/13/16	4
USD	2,450	MXN	47,554	UBS AG	12/13/16	16
USD	2,450	MXN	47,554	UBS AG	12/13/16	16
USD	21,525	MXN	422,702	UBS AG	12/13/16	(106)
USD	3,075	MXN	60,386	UBS AG	12/13/16	(15)
USD	2,479	MXN	47,254	UBS AG	12/13/16	60
USD	7,436	MXN	141,762	UBS AG	12/13/16	181
USD	8,785	MXN	165,897	UBS AG	12/13/16	295
USD	8,658	MXN	166,259	UBS AG	12/13/16	150
USD	433	MXN	8,313	UBS AG	12/13/16	8
USD	1,299	MXN	24,939	UBS AG	12/13/16	23
USD	8,659	MXN	167,139	UBS AG	12/13/16	106
USD	1,299	MXN	25,071	UBS AG	12/13/16	16
USD	433	MXN	8,357	UBS AG	12/13/16	5
USD	7,887	MXN	151,971	UBS AG	12/13/16	110
USD	7,887	MXN	151,971	UBS AG	12/13/16	110
USD	19,717	MXN	379,927	UBS AG	12/13/16	275
USD	12,050	MYR	50,000	Bank of America N.A.	12/13/16	(44)
USD	12,352	MYR	50,000	Barclays Bank PLC	12/13/16	258
USD	6,176	MYR	25,000	Barclays Bank PLC	12/13/16	129
USD	12,057	MYR	50,000	BNP Paribas S.A.	12/13/16	(37)
USD	12,057	MYR	50,000	BNP Paribas S.A.	12/13/16	(37)
USD	12,207	MYR	50,000	Citibank N.A.	12/13/16	114
USD	12,207	MYR	50,000	Citibank N.A.	12/13/16	114
USD	12,035	MYR	50,000	Deutsche Bank AG	12/13/16	(58)
USD	60,343	MYR	250,000	Deutsche Bank AG	12/13/16	(124)
USD	12,085	MYR	50,000	Deutsche Bank AG	12/13/16	(9)
USD	12,212	MYR	50,000	Deutsche Bank AG	12/13/16	118
USD	24,343	MYR	100,000	Deutsche Bank AG	12/13/16	156
USD	6,086	MYR	25,000	Deutsche Bank AG	12/13/16	39
USD	6,086	MYR	25,000	Deutsche Bank AG	12/13/16	39
USD	12,207	MYR	50,000	Deutsche Bank AG	12/13/16	114

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016	51

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	12,234	MYR	50,000	Deutsche Bank AG	12/13/16	$140
USD	12,234	MYR	50,000	Deutsche Bank AG	12/13/16	140
USD	12,238	MYR	50,000	Deutsche Bank AG	12/13/16	145
USD	12,256	MYR	50,000	HSBC Bank USA N.A.	12/13/16	162
USD	12,256	MYR	50,000	HSBC Bank USA N.A.	12/13/16	162
USD	36,430	MYR	150,000	HSBC Bank USA N.A.	12/13/16	150
USD	6,090	MYR	25,000	HSBC Bank USA N.A.	12/13/16	43
USD	6,090	MYR	25,000	HSBC Bank USA N.A.	12/13/16	43
USD	24,361	MYR	100,000	HSBC Bank USA N.A.	12/13/16	174
USD	12,343	MYR	50,000	HSBC Bank USA N.A.	12/13/16	249
USD	6,171	MYR	25,000	HSBC Bank USA N.A.	12/13/16	125
USD	12,104	MYR	50,000	UBS AG	12/13/16	10
USD	24,111	MYR	100,000	UBS AG	12/13/16	(76)
USD	3,014	NOK	24,499	Bank of America N.A.	12/13/16	(51)
USD	3,026	NOK	24,267	Bank of America N.A.	12/13/16	(10)
USD	2,605	NOK	21,472	Bank of America N.A.	12/13/16	(82)
USD	62,021	NOK	500,000	Barclays Bank PLC	12/13/16	(533)
USD	95,252	NOK	795,000	BNP Paribas S.A.	12/13/16	(4,209)
USD	23,963	NOK	200,000	BNP Paribas S.A.	12/13/16	(1,059)
USD	6,008	NOK	50,000	Citibank N.A.	12/13/16	(247)
USD	5,992	NOK	50,000	Citibank N.A.	12/13/16	(263)
USD	3,005	NOK	24,837	Citibank N.A.	12/13/16	(103)
USD	1,014	NOK	8,382	Citibank N.A.	12/13/16	(35)
USD	8,591	NOK	71,265	Citibank N.A.	12/13/16	(325)
USD	25,453	NOK	211,154	Citibank N.A.	12/13/16	(964)
USD	36,877	NOK	300,000	Citibank N.A.	12/13/16	(655)
USD	4,350	NOK	35,000	Citibank N.A.	12/13/16	(29)
USD	5,070	NOK	40,733	Citibank N.A.	12/13/16	(26)
USD	7,370	NOK	60,000	Citibank N.A.	12/13/16	(136)
USD	18,425	NOK	150,000	Citibank N.A.	12/13/16	(341)
USD	1,215	NOK	10,000	Citibank N.A.	12/13/16	(36)
USD	8,504	NOK	70,000	Citibank N.A.	12/13/16	(254)
USD	4,532	NOK	37,535	Credit Suisse International	12/13/16	(164)
USD	21,622	NOK	175,501	Credit Suisse International	12/13/16	(334)
USD	11,962	NOK	100,000	Credit Suisse International	12/13/16	(549)
USD	23,924	NOK	200,000	Credit Suisse International	12/13/16	(1,098)
USD	23,924	NOK	200,000	Credit Suisse International	12/13/16	(1,098)
USD	23,983	NOK	200,000	Credit Suisse International	12/13/16	(1,038)
USD	23,983	NOK	200,000	Credit Suisse International	12/13/16	(1,038)
USD	9,516	NOK	78,528	Credit Suisse International	12/13/16	(309)
USD	17,208	NOK	140,000	Credit Suisse International	12/13/16	(307)
USD	43,021	NOK	350,000	Credit Suisse International	12/13/16	(767)
USD	48,586	NOK	400,000	Credit Suisse International	12/13/16	(1,458)
USD	6,073	NOK	50,000	Credit Suisse International	12/13/16	(182)
USD	7,305	NOK	60,000	Credit Suisse International	12/13/16	(201)
USD	609	NOK	5,000	Credit Suisse International	12/13/16	(17)
USD	12,118	NOK	100,000	Credit Suisse International	12/13/16	(393)
USD	13,597	NOK	112,581	Deutsche Bank AG	12/13/16	(488)
USD	906	NOK	7,503	HSBC Bank USA N.A.	12/13/16	(32)
USD	17,190	NOK	142,381	JPMorgan Chase Bank N.A.	12/13/16	(623)
USD	24,189	NOK	200,000	JPMorgan Chase Bank N.A.	12/13/16	(833)
USD	7,861	NOK	65,000	JPMorgan Chase Bank N.A.	12/13/16	(271)
USD	6,683	NOK	55,353	JPMorgan Chase Bank N.A.	12/13/16	(242)

52	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	19,803	NOK	164,009	JPMorgan Chase Bank N.A.	12/13/16	$(716)
USD	12,056	NOK	100,000	JPMorgan Chase Bank N.A.	12/13/16	(455)
USD	12,056	NOK	100,000	JPMorgan Chase Bank N.A.	12/13/16	(455)
USD	36,802	NOK	300,000	JPMorgan Chase Bank N.A.	12/13/16	(731)
USD	12,299	NOK	100,000	Morgan Stanley & Co. International PLC	12/13/16	(212)
USD	1,825	NOK	15,000	Morgan Stanley & Co. International PLC	12/13/16	(51)
USD	15,212	NOK	125,000	Morgan Stanley & Co. International PLC	12/13/16	(426)
USD	17,652	NOK	145,000	Morgan Stanley & Co. International PLC	12/13/16	(488)
USD	2,435	NOK	20,000	Morgan Stanley & Co. International PLC	12/13/16	(67)
USD	765	NZD	1,047	Bank of America N.A.	12/13/16	4
USD	4,951	NZD	6,833	Bank of America N.A.	12/13/16	(11)
USD	6,534	NZD	8,953	Barclays Bank PLC	12/13/16	33
USD	14,464	NZD	20,000	Barclays Bank PLC	12/13/16	(59)
USD	8,311	NZD	11,525	Barclays Bank PLC	12/13/16	(57)
USD	1,187	NZD	1,646	Barclays Bank PLC	12/13/16	(8)
USD	21,830	NZD	30,000	Barclays Bank PLC	12/13/16	45
USD	6,635	NZD	9,098	Barclays Bank PLC	12/13/16	28
USD	7,962	NZD	10,918	Barclays Bank PLC	12/13/16	34
USD	36,139	NZD	50,000	Citibank N.A.	12/13/16	(170)
USD	18,139	NZD	25,000	Citibank N.A.	12/13/16	(15)
USD	10,883	NZD	15,000	Citibank N.A.	12/13/16	(9)
USD	8,968	NZD	12,397	Credit Suisse International	12/13/16	(34)
USD	26,904	NZD	37,191	Credit Suisse International	12/13/16	(103)
USD	35,872	NZD	49,588	Credit Suisse International	12/13/16	(138)
USD	7,283	NZD	10,000	Credit Suisse International	12/13/16	21
USD	7,283	NZD	10,000	Credit Suisse International	12/13/16	21
USD	6,299	NZD	8,610	Credit Suisse International	12/13/16	46
USD	6,299	NZD	8,610	Credit Suisse International	12/13/16	46
USD	8,974	NZD	12,226	Credit Suisse International	12/13/16	96
USD	3,846	NZD	5,240	Credit Suisse International	12/13/16	41
USD	4,274	NZD	5,813	Credit Suisse International	12/13/16	52
USD	1,832	NZD	2,491	Credit Suisse International	12/13/16	22
USD	18,224	NZD	25,000	Deutsche Bank AG	12/13/16	70
USD	10,935	NZD	15,000	Deutsche Bank AG	12/13/16	42
USD	8,334	NZD	11,390	Deutsche Bank AG	12/13/16	63
USD	8,334	NZD	11,390	Deutsche Bank AG	12/13/16	63
USD	2,871	NZD	3,946	Goldman Sachs International	12/13/16	6
USD	11,676	NZD	16,054	Goldman Sachs International	12/13/16	18
USD	7,273	NZD	10,000	Goldman Sachs International	12/13/16	11
USD	21,687	NZD	30,000	HSBC Bank USA N.A.	12/13/16	(98)
USD	18,073	NZD	25,000	HSBC Bank USA N.A.	12/13/16	(82)
USD	3,615	NZD	5,000	HSBC Bank USA N.A.	12/13/16	(16)
USD	14,636	NZD	20,000	HSBC Bank USA N.A.	12/13/16	113
USD	24,033	NZD	33,168	HSBC Bank USA N.A.	12/13/16	(52)
USD	16,598	NZD	22,746	HSBC Bank USA N.A.	12/13/16	81
USD	19,918	NZD	27,295	HSBC Bank USA N.A.	12/13/16	97
USD	29,681	NZD	40,000	HSBC Bank USA N.A.	12/13/16	634
USD	7,420	NZD	10,000	HSBC Bank USA N.A.	12/13/16	159

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016	53

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	22,500	NZD	30,565	HSBC Bank USA N.A.	12/13/16	$305
USD	9,643	NZD	13,099	HSBC Bank USA N.A.	12/13/16	131
USD	59,572	NZD	81,705	HSBC Bank USA N.A.	12/13/16	240
USD	79,354	NZD	110,000	JPMorgan Chase Bank N.A.	12/13/16	(524)
USD	43,700	NZD	60,000	JPMorgan Chase Bank N.A.	12/13/16	130
USD	42,169	NZD	58,475	Morgan Stanley & Co. International PLC	12/13/16	(294)
USD	6,024	NZD	8,354	Morgan Stanley & Co. International PLC	12/13/16	(42)
USD	10,878	NZD	15,000	Morgan Stanley & Co. International PLC	12/13/16	(14)
USD	50,765	NZD	70,000	Morgan Stanley & Co. International PLC	12/13/16	(67)
USD	50,723	NZD	70,000	Morgan Stanley & Co. International PLC	12/13/16	(109)
USD	10,869	NZD	15,000	Morgan Stanley & Co. International PLC	12/13/16	(23)
USD	7,249	NZD	10,000	Morgan Stanley & Co. International PLC	12/13/16	(12)
USD	21,748	NZD	30,000	Morgan Stanley & Co. International PLC	12/13/16	(37)
USD	9,923	NZD	13,607	Morgan Stanley & Co. International PLC	12/13/16	43
USD	11,908	NZD	16,328	Morgan Stanley & Co. International PLC	12/13/16	51
USD	14,895	NZD	20,000	Morgan Stanley & Co. International PLC	12/13/16	371
USD	7,447	NZD	10,000	Morgan Stanley & Co. International PLC	12/13/16	186
USD	22,342	NZD	30,000	Morgan Stanley & Co. International PLC	12/13/16	557
USD	4,815	NZD	6,550	Morgan Stanley & Co. International PLC	12/13/16	59
USD	11,235	NZD	15,283	Morgan Stanley & Co. International PLC	12/13/16	138
USD	35,221	NZD	48,295	Morgan Stanley & Co. International PLC	12/13/16	151
USD	1,884	NZD	2,603	UBS AG	12/13/16	(6)
USD	5,653	NZD	7,809	UBS AG	12/13/16	(17)
USD	7,538	NZD	10,412	UBS AG	12/13/16	(23)
USD	7,233	NZD	10,000	UBS AG	12/13/16	(29)
USD	14,465	NZD	20,000	UBS AG	12/13/16	(58)
USD	3,317	NZD	4,549	UBS AG	12/13/16	14
USD	3,981	NZD	5,459	UBS AG	12/13/16	17
USD	1,929	NZD	2,620	UBS AG	12/13/16	26
USD	4,500	NZD	6,113	UBS AG	12/13/16	61
USD	12,430	PHP	600,000	Bank of America N.A.	12/13/16	62
USD	4,143	PHP	200,000	Bank of America N.A.	12/13/16	21
USD	22,606	PHP	1,100,000	Bank of America N.A.	12/13/16	(69)
USD	18,496	PHP	900,000	Bank of America N.A.	12/13/16	(57)
USD	24,337	PHP	1,185,478	Bank of America N.A.	12/13/16	(100)
USD	8,966	PHP	436,755	Bank of America N.A.	12/13/16	(37)
USD	12,775	PHP	600,000	Citibank N.A.	12/13/16	407

54	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	18,634	PHP	900,000	Deutsche Bank AG	12/13/16	$81
USD	20,704	PHP	1,000,000	Deutsche Bank AG	12/13/16	90
USD	6,223	PHP	300,000	Deutsche Bank AG	12/13/16	39
USD	6,223	PHP	300,000	Deutsche Bank AG	12/13/16	39
USD	6,393	PHP	300,000	Deutsche Bank AG	12/13/16	208
USD	12,785	PHP	600,000	Deutsche Bank AG	12/13/16	417
USD	17,065	PHP	800,000	Deutsche Bank AG	12/13/16	574
USD	9,531	PHP	446,126	Goldman Sachs International	12/13/16	335
USD	9,531	PHP	446,316	HSBC Bank USA N.A.	12/13/16	331
USD	18,572	PHP	900,000	HSBC Bank USA N.A.	12/13/16	20
USD	10,318	PHP	500,000	HSBC Bank USA N.A.	12/13/16	11
USD	6,243	PHP	300,000	HSBC Bank USA N.A.	12/13/16	59
USD	5,398	PHP	263,245	HSBC Bank USA N.A.	12/13/16	(29)
USD	14,651	PHP	714,522	HSBC Bank USA N.A.	12/13/16	(78)
USD	15,130	PHP	709,573	HSBC Bank USA N.A.	12/13/16	503
USD	25,686	PHP	1,200,000	HSBC Bank USA N.A.	12/13/16	949
USD	16,311	PHP	770,671	HSBC Bank USA N.A.	12/13/16	424
USD	21,408	PHP	1,011,506	HSBC Bank USA N.A.	12/13/16	557
USD	1,149	PHP	55,000	HSBC Bank USA N.A.	12/13/16	15
USD	9,505	PHP	455,000	HSBC Bank USA N.A.	12/13/16	126
USD	9,404	PHP	450,000	HSBC Bank USA N.A.	12/13/16	128
USD	1,149	PHP	55,000	HSBC Bank USA N.A.	12/13/16	16
USD	1,149	PHP	55,000	HSBC Bank USA N.A.	12/13/16	15
USD	9,400	PHP	450,000	HSBC Bank USA N.A.	12/13/16	124
USD	9,400	PHP	450,000	HSBC Bank USA N.A.	12/13/16	124
USD	1,149	PHP	55,000	HSBC Bank USA N.A.	12/13/16	15
USD	1,150	PHP	55,000	HSBC Bank USA N.A.	12/13/16	16
USD	9,406	PHP	450,000	HSBC Bank USA N.A.	12/13/16	130
USD	8,551	PHP	400,000	JPMorgan Chase Bank N.A.	12/13/16	305
USD	6,574	PHP	307,558	Morgan Stanley & Co. International PLC	12/13/16	234
USD	8,288	PHP	400,000	Morgan Stanley & Co. International PLC	12/13/16	43
USD	14,505	PHP	700,000	Morgan Stanley & Co. International PLC	12/13/16	75
USD	18,993	PHP	890,427	Morgan Stanley & Co. International PLC	12/13/16	638
USD	25,915	PHP	1,235,000	Morgan Stanley & Co. International PLC	12/13/16	457
USD	9,758	PHP	465,000	Morgan Stanley & Co. International PLC	12/13/16	172
USD	51,851	PHP	2,465,000	Standard Chartered Bank	12/13/16	1,038
USD	19,668	PHP	935,000	Standard Chartered Bank	12/13/16	394
USD	14,536	PHP	700,000	UBS AG	12/13/16	107
USD	23,091	PHP	1,088,494	UBS AG	12/13/16	653
USD	17,593	PHP	829,329	UBS AG	12/13/16	497
USD	31,146	PHP	1,500,000	UBS AG	12/13/16	225
USD	45,681	PHP	2,200,000	UBS AG	12/13/16	331
USD	10,432	PHP	500,000	UBS AG	12/13/16	125
USD	10,432	PHP	500,000	UBS AG	12/13/16	125
USD	13,085	PLN	50,000	Barclays Bank PLC	12/13/16	28
USD	7,768	PLN	30,000	Barclays Bank PLC	12/13/16	(67)
USD	7,768	PLN	30,000	Barclays Bank PLC	12/13/16	(67)

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016	55

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	16,830	PLN	65,000	Barclays Bank PLC	12/13/16	$(145)
USD	13,065	PLN	50,000	Barclays Bank PLC	12/13/16	8
USD	12,922	PLN	50,000	Barclays Bank PLC	12/13/16	(136)
USD	13,041	PLN	50,000	BNP Paribas S.A.	12/13/16	(16)
USD	5,176	PLN	20,000	Credit Suisse International	12/13/16	(47)
USD	5,176	PLN	20,000	Credit Suisse International	12/13/16	(47)
USD	9,057	PLN	35,000	Credit Suisse International	12/13/16	(83)
USD	38,220	PLN	150,000	JPMorgan Chase Bank N.A.	12/13/16	(952)
USD	127,399	PLN	500,000	JPMorgan Chase Bank N.A.	12/13/16	(3,174)
USD	12,566	RON	50,000	Bank of America N.A.	12/13/16	(93)
USD	12,578	RON	50,000	Bank of America N.A.	12/13/16	(80)
USD	12,599	RON	50,000	Bank of America N.A.	12/13/16	(60)
USD	12,559	RON	50,000	BNP Paribas S.A.	12/13/16	(100)
USD	50,123	RON	200,000	BNP Paribas S.A.	12/13/16	(510)
USD	12,675	RON	50,000	BNP Paribas S.A.	12/13/16	17
USD	12,683	RON	50,000	BNP Paribas S.A.	12/13/16	25
USD	12,575	RON	50,000	Citibank N.A.	12/13/16	(83)
USD	3,002	RUB	200,000	Barclays Bank PLC	12/13/16	(130)
USD	16,509	RUB	1,100,000	Barclays Bank PLC	12/13/16	(715)
USD	7,689	RUB	500,000	Barclays Bank PLC	12/13/16	(140)
USD	7,664	RUB	500,000	Barclays Bank PLC	12/13/16	(165)
USD	3,079	RUB	200,000	Barclays Bank PLC	12/13/16	(53)
USD	15,360	RUB	1,000,000	Barclays Bank PLC	12/13/16	(298)
USD	10,752	RUB	700,000	Barclays Bank PLC	12/13/16	(209)
USD	1,557	RUB	100,000	Barclays Bank PLC	12/13/16	(8)
USD	26,372	RUB	1,700,000	Barclays Bank PLC	12/13/16	(246)
USD	31,026	RUB	2,000,000	Barclays Bank PLC	12/13/16	(289)
USD	1,555	RUB	100,000	Citibank N.A.	12/13/16	(11)
USD	25,661	RUB	1,650,000	Citibank N.A.	12/13/16	(174)
USD	6,028	RUB	400,000	Citibank N.A.	12/13/16	(235)
USD	10,549	RUB	700,000	Citibank N.A.	12/13/16	(412)
USD	46,842	RUB	3,100,000	Citibank N.A.	12/13/16	(1,696)
USD	19,602	RUB	1,300,000	Credit Suisse International	12/13/16	(753)
USD	10,555	RUB	700,000	Credit Suisse International	12/13/16	(405)
USD	22,587	RUB	1,500,000	Credit Suisse International	12/13/16	(899)
USD	10,635	RUB	700,000	Goldman Sachs International	12/13/16	(325)
USD	6,028	RUB	400,000	JPMorgan Chase Bank N.A.	12/13/16	(235)
USD	3,014	RUB	200,000	JPMorgan Chase Bank N.A.	12/13/16	(118)
USD	9,042	RUB	600,000	JPMorgan Chase Bank N.A.	12/13/16	(353)
USD	10,384	RUB	700,000	JPMorgan Chase Bank N.A.	12/13/16	(576)
USD	7,655	RUB	500,000	JPMorgan Chase Bank N.A.	12/13/16	(174)
USD	5,148	SEK	43,655	Bank of America N.A.	12/13/16	41
USD	5,148	SEK	43,655	Bank of America N.A.	12/13/16	41
USD	5,148	SEK	43,655	Bank of America N.A.	12/13/16	41
USD	4,486	SEK	38,141	Bank of America N.A.	12/13/16	24
USD	4,486	SEK	38,141	Bank of America N.A.	12/13/16	24
USD	2,427	SEK	20,629	Bank of America N.A.	12/13/16	14
USD	2,427	SEK	20,629	Bank of America N.A.	12/13/16	14
USD	3,846	SEK	32,821	Bank of America N.A.	12/13/16	7
USD	5,156	SEK	43,825	Bank of America N.A.	12/13/16	29
USD	4,854	SEK	41,230	Bank of America N.A.	12/13/16	31
USD	4,854	SEK	41,230	Bank of America N.A.	12/13/16	31
USD	1,570	SEK	13,337	Bank of America N.A.	12/13/16	10

56	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,140	SEK	26,675	Bank of America N.A.	12/13/16	$20
USD	8,860	SEK	75,000	Citibank N.A.	12/13/16	87
USD	8,860	SEK	75,000	Citibank N.A.	12/13/16	87
USD	23,332	SEK	200,000	Citibank N.A.	12/13/16	(63)
USD	35,159	SEK	300,000	Citibank N.A.	12/13/16	67
USD	93,757	SEK	800,000	Citibank N.A.	12/13/16	178
USD	23,439	SEK	200,000	Citibank N.A.	12/13/16	44
USD	9,480	SEK	80,000	Citibank N.A.	12/13/16	122
USD	9,480	SEK	80,000	Citibank N.A.	12/13/16	122
USD	2,374	SEK	20,000	Citibank N.A.	12/13/16	34
USD	2,374	SEK	20,000	Citibank N.A.	12/13/16	34
USD	4,159	SEK	35,000	Citibank N.A.	12/13/16	65
USD	35,386	SEK	300,000	Citibank N.A.	12/13/16	294
USD	35,425	SEK	300,000	Citibank N.A.	12/13/16	333
USD	2,954	SEK	25,000	Credit Suisse International	12/13/16	29
USD	2,954	SEK	25,000	Credit Suisse International	12/13/16	29
USD	14,682	SEK	124,855	Credit Suisse International	12/13/16	77
USD	23,435	SEK	200,000	Credit Suisse International	12/13/16	40
USD	23,435	SEK	200,000	Credit Suisse International	12/13/16	40
USD	10,264	SEK	87,743	Credit Suisse International	12/13/16	—
USD	10,197	SEK	86,663	Credit Suisse International	12/13/16	59
USD	20,393	SEK	173,325	Credit Suisse International	12/13/16	119
USD	10,256	SEK	87,379	Credit Suisse International	12/13/16	35
USD	10,256	SEK	87,379	Credit Suisse International	12/13/16	35
USD	11,922	SEK	100,000	Credit Suisse International	12/13/16	225
USD	11,922	SEK	100,000	Credit Suisse International	12/13/16	225
USD	7,726	SEK	65,000	Credit Suisse International	12/13/16	123
USD	11,807	SEK	100,000	Credit Suisse International	12/13/16	110
USD	6,642	SEK	56,345	Deutsche Bank AG	12/13/16	51
USD	6,642	SEK	56,345	Deutsche Bank AG	12/13/16	51
USD	6,642	SEK	56,345	Deutsche Bank AG	12/13/16	51
USD	27,988	SEK	238,350	Goldman Sachs International	12/13/16	107
USD	1,434	SEK	12,257	JPMorgan Chase Bank N.A.	12/13/16	—
USD	18,966	SEK	161,650	Morgan Stanley & Co. International PLC	12/13/16	57
USD	7,860	SEK	67,179	Morgan Stanley & Co. International PLC	12/13/16	2
USD	3,683	SEK	31,321	UBS AG	12/13/16	19
USD	1,482	SEK	12,621	UBS AG	12/13/16	6
USD	1,482	SEK	12,621	UBS AG	12/13/16	6
USD	12,805	SGD	17,532	Bank of America N.A.	12/13/16	(55)
USD	38,414	SGD	52,595	Bank of America N.A.	12/13/16	(166)
USD	14,701	SGD	20,000	Bank of America N.A.	12/13/16	31
USD	7,372	SGD	10,000	Barclays Bank PLC	12/13/16	36
USD	1,770	SGD	2,378	Barclays Bank PLC	12/13/16	26
USD	14,679	SGD	20,000	BNP Paribas S.A.	12/13/16	8
USD	14,676	SGD	20,000	Citibank N.A.	12/13/16	5
USD	7,338	SGD	10,000	Citibank N.A.	12/13/16	2
USD	7,338	SGD	10,000	Citibank N.A.	12/13/16	2
USD	18,510	SGD	25,215	Citibank N.A.	12/13/16	14
USD	30,850	SGD	42,025	Citibank N.A.	12/13/16	23
USD	51,511	SGD	70,000	Citibank N.A.	12/13/16	163
USD	14,780	SGD	20,026	Citibank N.A.	12/13/16	91

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016	57

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	19,707	SGD	26,701	Citibank N.A.	12/13/16	$121
USD	10,298	SGD	14,012	Citibank N.A.	12/13/16	20
USD	7,321	SGD	10,000	Citibank N.A.	12/13/16	(14)
USD	14,643	SGD	20,000	Citibank N.A.	12/13/16	(28)
USD	5,851	SGD	7,975	Credit Suisse International	12/13/16	1
USD	3,511	SGD	4,785	Credit Suisse International	12/13/16	1
USD	7,366	SGD	9,974	Credit Suisse International	12/13/16	50
USD	9,821	SGD	13,299	Credit Suisse International	12/13/16	66
USD	14,693	SGD	20,000	Credit Suisse International	12/13/16	23
USD	354	SGD	476	Credit Suisse International	12/13/16	5
USD	87,930	SGD	120,000	Deutsche Bank AG	12/13/16	(93)
USD	27,379	SGD	37,405	Deutsche Bank AG	12/13/16	(59)
USD	9,126	SGD	12,468	Deutsche Bank AG	12/13/16	(20)
USD	8,447	SGD	11,533	Deutsche Bank AG	12/13/16	(13)
USD	4,224	SGD	5,767	Deutsche Bank AG	12/13/16	(6)
USD	21,193	SGD	28,761	Deutsche Bank AG	12/13/16	96
USD	708	SGD	954	Deutsche Bank AG	12/13/16	8
USD	1,770	SGD	2,381	Deutsche Bank AG	12/13/16	24
USD	3,103	SGD	4,233	Goldman Sachs International	12/13/16	(2)
USD	6,207	SGD	8,467	Goldman Sachs International	12/13/16	(4)
USD	26,481	SGD	35,990	Goldman Sachs International	12/13/16	82
USD	59,525	SGD	80,852	Goldman Sachs International	12/13/16	217
USD	10,297	SGD	14,017	Goldman Sachs International	12/13/16	16
USD	7,331	SGD	10,000	Goldman Sachs International	12/13/16	(4)
USD	1,416	SGD	1,904	Goldman Sachs International	12/13/16	20
USD	14,689	SGD	20,000	Goldman Sachs International	12/13/16	19
USD	7,345	SGD	10,000	Goldman Sachs International	12/13/16	9
USD	7,361	SGD	10,000	HSBC Bank USA N.A.	12/13/16	26
USD	102,660	SGD	140,000	HSBC Bank USA N.A.	12/13/16	(34)
USD	205,320	SGD	280,000	HSBC Bank USA N.A.	12/13/16	(69)
USD	29,331	SGD	40,000	JPMorgan Chase Bank N.A.	12/13/16	(10)
USD	14,728	SGD	20,000	JPMorgan Chase Bank N.A.	12/13/16	57
USD	10,593	SGD	14,397	UBS AG	12/13/16	33
USD	1,448	SGD	1,971	UBS AG	12/13/16	2
USD	1,417	SGD	1,907	UBS AG	12/13/16	18
USD	17,321	THB	600,000	Bank of America N.A.	12/13/16	22
USD	2,887	THB	100,000	Bank of America N.A.	12/13/16	4
USD	24,899	THB	865,000	Barclays Bank PLC	12/13/16	(41)
USD	17,271	THB	600,000	Barclays Bank PLC	12/13/16	(28)
USD	1,871	THB	65,000	Barclays Bank PLC	12/13/16	(3)
USD	17,600	THB	610,000	Barclays Bank PLC	12/13/16	12
USD	3,318	THB	115,000	Barclays Bank PLC	12/13/16	2
USD	15,291	THB	530,000	Barclays Bank PLC	12/13/16	10
USD	29,252	THB	1,020,000	Barclays Bank PLC	12/13/16	(157)
USD	9,464	THB	330,000	Barclays Bank PLC	12/13/16	(51)
USD	17,872	THB	625,000	Barclays Bank PLC	12/13/16	(148)
USD	28,839	THB	1,000,000	BNP Paribas S.A.	12/13/16	7
USD	28,465	THB	990,000	Citibank N.A.	12/13/16	(79)
USD	4,025	THB	140,000	Citibank N.A.	12/13/16	(11)
USD	863	THB	30,000	Citibank N.A.	12/13/16	(2)
USD	14,273	THB	495,000	Citibank N.A.	12/13/16	1
USD	2,739	THB	95,000	Citibank N.A.	12/13/16	—
USD	12,543	THB	435,000	Citibank N.A.	12/13/16	1

58	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	22,663	THB	789,001	Citibank N.A.	12/13/16	$(86)
USD	1,404	THB	48,876	Citibank N.A.	12/13/16	(5)
USD	8,022	THB	279,293	Citibank N.A.	12/13/16	(30)
USD	53,495	THB	1,875,000	Citibank N.A.	12/13/16	(565)
USD	25,952	THB	900,000	Credit Suisse International	12/13/16	3
USD	202	THB	7,040	Credit Suisse International	12/13/16	(1)
USD	3,267	THB	113,638	Credit Suisse International	12/13/16	(9)
USD	1,156	THB	40,226	Credit Suisse International	12/13/16	(3)
USD	2,017	THB	70,000	Deutsche Bank AG	12/13/16	(2)
USD	25,065	THB	870,000	Deutsche Bank AG	12/13/16	(19)
USD	17,286	THB	600,000	Deutsche Bank AG	12/13/16	(13)
USD	10,895	THB	380,000	Deutsche Bank AG	12/13/16	(61)
USD	3,441	THB	120,000	Deutsche Bank AG	12/13/16	(19)
USD	17,241	THB	600,000	Goldman Sachs International	12/13/16	(58)
USD	24,856	THB	865,000	Goldman Sachs International	12/13/16	(84)
USD	1,868	THB	65,000	Goldman Sachs International	12/13/16	(6)
USD	3,739	THB	130,000	Goldman Sachs International	12/13/16	(9)
USD	27,470	THB	955,000	Goldman Sachs International	12/13/16	(65)
USD	1,007	THB	35,000	Goldman Sachs International	12/13/16	(2)
USD	1,868	THB	65,000	Goldman Sachs International	12/13/16	(6)
USD	32,624	THB	1,135,000	Goldman Sachs International	12/13/16	(100)
USD	11,498	THB	400,000	Goldman Sachs International	12/13/16	(35)
USD	27,474	THB	955,000	HSBC Bank USA N.A.	12/13/16	(61)
USD	1,007	THB	35,000	HSBC Bank USA N.A.	12/13/16	(2)
USD	3,740	THB	130,000	HSBC Bank USA N.A.	12/13/16	(8)
USD	14,273	THB	495,000	HSBC Bank USA N.A.	12/13/16	1
USD	2,595	THB	90,000	HSBC Bank USA N.A.	12/13/16	—
USD	12,543	THB	435,000	HSBC Bank USA N.A.	12/13/16	1
USD	12,898	THB	450,000	HSBC Bank USA N.A.	12/13/16	(77)
USD	40,126	THB	1,400,000	HSBC Bank USA N.A.	12/13/16	(239)
USD	2,883	THB	100,000	JPMorgan Chase Bank N.A.	12/13/16	—
USD	80,773	THB	2,800,000	Morgan Stanley & Co. International PLC	12/13/16	43
USD	32,652	THB	1,135,000	Morgan Stanley & Co. International PLC	12/13/16	(72)
USD	1,870	THB	65,000	Morgan Stanley & Co. International PLC	12/13/16	(4)
USD	11,507	THB	400,000	Morgan Stanley & Co. International PLC	12/13/16	(25)
USD	6,533	THB	227,361	UBS AG	12/13/16	(22)
USD	405	THB	14,084	UBS AG	12/13/16	(1)
USD	2,313	THB	80,482	UBS AG	12/13/16	(8)
USD	4,709	TRY	14,235	Bank of America N.A.	12/13/16	32
USD	595	TRY	1,801	Bank of America N.A.	12/13/16	4
USD	298	TRY	900	Bank of America N.A.	12/13/16	2
USD	7,765	TRY	23,592	Barclays Bank PLC	12/13/16	13
USD	8,237	TRY	24,957	Barclays Bank PLC	12/13/16	37
USD	6,178	TRY	18,718	Barclays Bank PLC	12/13/16	28
USD	13,209	TRY	40,000	Barclays Bank PLC	12/13/16	66
USD	6,604	TRY	20,000	Barclays Bank PLC	12/13/16	33
USD	6,065	TRY	18,302	Barclays Bank PLC	12/13/16	52
USD	2,599	TRY	7,844	Barclays Bank PLC	12/13/16	22
USD	6,578	TRY	20,000	Barclays Bank PLC	12/13/16	7

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016	59

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	24,626	TRY	74,494	Barclays Bank PLC	12/13/16	$150
USD	3,633	TRY	10,885	Barclays Bank PLC	12/13/16	56
USD	1,362	TRY	4,082	Barclays Bank PLC	12/13/16	21
USD	12,537	TRY	37,723	Barclays Bank PLC	12/13/16	143
USD	19,599	TRY	58,877	Barclays Bank PLC	12/13/16	254
USD	7,840	TRY	23,551	Barclays Bank PLC	12/13/16	102
USD	5,955	TRY	18,007	Barclays Bank PLC	12/13/16	38
USD	2,977	TRY	9,004	Barclays Bank PLC	12/13/16	19
USD	12,352	TRY	37,424	Barclays Bank PLC	12/13/16	55
USD	2,060	TRY	6,258	Barclays Bank PLC	12/13/16	4
USD	2,234	TRY	6,785	BNP Paribas S.A.	12/13/16	5
USD	19,154	TRY	57,834	Citibank N.A.	12/13/16	152
USD	4,965	TRY	15,043	Citibank N.A.	12/13/16	23
USD	3,724	TRY	11,282	Citibank N.A.	12/13/16	17
USD	13,384	TRY	40,000	Citibank N.A.	12/13/16	242
USD	10,038	TRY	30,000	Citibank N.A.	12/13/16	181
USD	4,826	TRY	14,463	Citibank N.A.	12/13/16	74
USD	19,304	TRY	57,851	Citibank N.A.	12/13/16	296
USD	1,848	TRY	5,537	Citibank N.A.	12/13/16	28
USD	7,390	TRY	22,149	Citibank N.A.	12/13/16	113
USD	17,110	TRY	51,698	Citibank N.A.	12/13/16	124
USD	7,333	TRY	22,156	Citibank N.A.	12/13/16	53
USD	9,923	TRY	30,000	Citibank N.A.	12/13/16	66
USD	9,923	TRY	30,000	Citibank N.A.	12/13/16	66
USD	28,282	TRY	85,506	Citibank N.A.	12/13/16	188
USD	1,610	TRY	4,826	Citibank N.A.	12/13/16	24
USD	4,294	TRY	12,870	Citibank N.A.	12/13/16	65
USD	3,202	TRY	9,602	Citibank N.A.	12/13/16	47
USD	8,005	TRY	24,006	Citibank N.A.	12/13/16	117
USD	64	TRY	192	Citibank N.A.	12/13/16	—
USD	32	TRY	96	Citibank N.A.	12/13/16	—
USD	1,117	TRY	3,391	Citibank N.A.	12/13/16	3
USD	6,601	TRY	20,000	Credit Suisse International	12/13/16	30
USD	18,744	TRY	56,245	Credit Suisse International	12/13/16	263
USD	7,029	TRY	21,092	Credit Suisse International	12/13/16	99
USD	10,039	TRY	30,000	Credit Suisse International	12/13/16	182
USD	3,346	TRY	10,000	Credit Suisse International	12/13/16	61
USD	5,706	TRY	17,117	Credit Suisse International	12/13/16	82
USD	2,282	TRY	6,847	Credit Suisse International	12/13/16	33
USD	9,908	TRY	30,000	Deutsche Bank AG	12/13/16	51
USD	16,514	TRY	50,000	Deutsche Bank AG	12/13/16	85
USD	9,605	TRY	29,024	Deutsche Bank AG	12/13/16	69
USD	13,231	TRY	40,000	Deutsche Bank AG	12/13/16	89
USD	162,085	TRY	490,000	Deutsche Bank AG	12/13/16	1,089
USD	52,926	TRY	160,000	Deutsche Bank AG	12/13/16	355
USD	13,943	TRY	42,166	Goldman Sachs International	12/13/16	89
USD	26,250	TRY	80,000	JPMorgan Chase Bank N.A.	12/13/16	(35)
USD	18,429	TRY	55,765	JPMorgan Chase Bank N.A.	12/13/16	107
USD	17,376	TRY	52,277	JPMorgan Chase Bank N.A.	12/13/16	200
USD	4,468	TRY	13,566	JPMorgan Chase Bank N.A.	12/13/16	11
USD	2,109	TRY	6,408	UBS AG	12/13/16	4
USD	6,577	TRY	20,000	UBS AG	12/13/16	6
USD	3,632	TRY	10,976	UBS AG	12/13/16	26

60	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	9,860	TRY	30,000	UBS AG	12/13/16	$3
USD	4,157	TRY	12,576	UBS AG	12/13/16	25
USD	41,707	TWD	1,300,000	Bank of America N.A.	12/13/16	(35)
USD	44,290	TWD	1,400,000	Bank of America N.A.	12/13/16	(663)
USD	9,620	TWD	300,000	Barclays Bank PLC	12/13/16	(13)
USD	3,209	TWD	100,000	Citibank N.A.	12/13/16	(1)
USD	16,021	TWD	500,000	Citibank N.A.	12/13/16	(34)
USD	22,127	TWD	700,000	Citibank N.A.	12/13/16	(349)
USD	91,671	TWD	2,900,000	Citibank N.A.	12/13/16	(1,445)
USD	12,841	TWD	400,000	Citibank N.A.	12/13/16	(2)
USD	3,795	TWD	117,564	Citibank N.A.	12/13/16	20
USD	38,462	TWD	1,200,000	Credit Suisse International	12/13/16	(69)
USD	12,765	TWD	400,000	Goldman Sachs International	12/13/16	(78)
USD	6,392	TWD	200,000	Goldman Sachs International	12/13/16	(30)
USD	15,980	TWD	500,000	Goldman Sachs International	12/13/16	(75)
USD	3,444	TWD	108,592	HSBC Bank USA N.A.	12/13/16	(43)
USD	765	TWD	24,132	HSBC Bank USA N.A.	12/13/16	(10)
USD	5,889	TWD	182,436	HSBC Bank USA N.A.	12/13/16	31
USD	12,679	TWD	400,000	HSBC Bank USA N.A.	12/13/16	(165)
USD	5,579	TWD	175,868	UBS AG	12/13/16	(68)
USD	25,105	TWD	791,408	UBS AG	12/13/16	(307)
USD	9,479	TWD	300,000	UBS AG	12/13/16	(154)
USD	7,007	ZAR	100,000	Bank of America N.A.	12/13/16	(183)
USD	14,464	ZAR	200,000	Citibank N.A.	12/13/16	85
USD	14,388	ZAR	200,000	Citibank N.A.	12/13/16	8
USD	6,693	ZAR	100,000	Deutsche Bank AG	12/13/16	(497)
USD	7,025	ZAR	100,000	HSBC Bank USA N.A.	12/13/16	(164)
USD	13,360	ZAR	200,000	Morgan Stanley & Co. International PLC	12/13/16	(1,020)
ZAR	61,610	USD	4,356	Bank of America N.A.	12/13/16	74
ZAR	100,000	USD	6,763	Citibank N.A.	12/13/16	426
ZAR	76,713	USD	5,415	Citibank N.A.	12/13/16	100
ZAR	100,000	USD	6,857	Deutsche Bank AG	12/13/16	332
ZAR	100,000	USD	6,846	UBS AG	12/13/16	344
ZAR	61,677	USD	4,354	UBS AG	12/13/16	80
USD	74,703	AUD	100,000	Barclays Bank PLC	12/20/16	(1,701)
USD	90,384	EUR	80,000	Barclays Bank PLC	12/20/16	196
USD	11,287	EUR	10,000	Citibank N.A.	12/20/16	14
USD	11,251	EUR	10,000	Goldman Sachs International	12/20/16	(23)
Total						$(17,929)

Centrally Cleared Credit Default Swaps – Buy Protection
Issuer/Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)		Unrealized (Depreciation)
Markit CDX North America High Yield Index, Series 27, Version 1	5.00%	12/20/21	USD	$1,900	$(21,172)

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016	61

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

OTC Total Return Swaps:[1]
Reference Entity	Counterparty	Expiration Date	Net Notional Amount	Unrealized Appreciation (Depreciation)		Net Value of Reference Entities
Equity Securities	Morgan Stanley & Co. International PLC	5/19/17	$225,520	$380,485	[2]	$625,520
Long/Short:	Bank of America N.A.	1/19/18	552,981	(89,641)[3]		448,086
Total			$778,501	$290,844		$1,073,606

[1]     The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-433 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

       Garban Intercapital Federal Funds Rate Open

       Federal Funds Effective Rate – One Day or Overnight

[2] Amount includes $(19,515) of net dividends and financing fees.
[3] Amount includes $15,254 of net dividends and financing fees.

62	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co., International PLC as of September 30, 2016, expiration date: 5/19/17

	Shares	Value
Reference Entity — Long
Aerospace & Defense
General Dynamics Corp.	33	$5,120
Huntington Ingalls Industries, Inc.	214	32,832
L-3 Communications Holdings, Inc.	17	2,562
Northrop Grumman Corp.	90	19,256
Raytheon Co.	1,119	152,330

		212,100
Air Freight & Logistics
United Parcel Service, Inc., Class B	1,182	129,264
Airlines
Southwest Airlines Co.	457	17,773
United Continental Holdings, Inc.	154	8,080

		25,853
Auto Components
Lear Corp.	281	34,063
Automobiles
Ford Motor Co.	1,163	14,037
General Motors Co.	344	10,929

		24,966
Biotechnology
Amgen, Inc.	198	33,028
Gilead Sciences, Inc.	50	3,956

		36,984
Building Products
Owens Corning	336	17,939
Chemicals
Celanese Corp., Series A	162	10,783
Eastman Chemical Co.	169	11,438
LyondellBasell Industries NV, Class A	198	15,970
Mosaic Co.	882	21,574
Sherwin-Williams Co.	405	112,047

		171,812
Commercial Services & Supplies
Pitney Bowes, Inc.	2,546	46,235
Republic Services, Inc.	1,410	71,135
RR Donnelley & Sons Co.	727	11,428
Waste Management, Inc.	309	19,702

		148,500
Communications Equipment
Cisco Systems, Inc.	4,129	130,972

	Shares	Value
Reference Entity — Long
Communications Equipment (continued)
Juniper Networks, Inc.	1,141	$27,452
QUALCOMM, Inc.	251	17,194

		175,618
Construction Materials
Vulcan Materials Co.	719	81,772
Consumer Finance
American Express Co.	70	4,483
Containers & Packaging
Graphic Packaging Holding Co.	534	7,470
Packaging Corp. of America	99	8,045

		15,515
Diversified Consumer Services
Service Corp. International	1,412	37,475
Diversified Financial Services
Voya Financial, Inc.	483	13,920
Diversified Telecommunication Services
CenturyLink, Inc.	2,130	58,426
Verizon Communications, Inc.	1,145	59,517

		117,943
Electric Utilities
American Electric Power Co., Inc.	1,946	124,953
Duke Energy Corp.	1,587	127,023
Exelon Corp.	2,027	67,479
FirstEnergy Corp.	1,037	34,304
Southern Co.	379	19,443
Xcel Energy, Inc.	3,021	124,284

		497,486
Electronic Equipment, Instruments & Components
Flextronics International Ltd.	10,990	149,684
Energy Equipment & Services
Diamond Offshore Drilling, Inc.	632	11,129
Noble Corp. PLC	1,105	7,006
Transocean Ltd.	129	1,375

		19,510
Food & Staples Retailing
CVS Health Corp.	1,431	127,345
Supervalu, Inc.	10	50
Sysco Corp.	24	1,176
Wal-Mart Stores, Inc.	1,261	90,943

		219,514
Food Products
Campbell Soup Co.	233	12,745
General Mills, Inc.	1,108	70,779

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016	63

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

	Shares	Value
Reference Entity — Long
Food Products (continued)
Tyson Foods, Inc., Class A	1,373	$102,522

		186,046
Health Care Providers & Services
Cardinal Health, Inc.	44	3,419
Express Scripts Holding Co.	134	9,451
HCA Holdings, Inc.	1,060	80,168
LifePoint Hospitals, Inc.	82	4,857
Quest Diagnostics, Inc.	881	74,559
Quorum Health Corp.	53	618
UnitedHealth Group, Inc.	11	1,540

		174,612
Hotels, Restaurants & Leisure
Carnival Corp.	144	7,030
Darden Restaurants, Inc.	477	29,250
McDonald’s Corp.	163	18,804
Yum! Brands, Inc.	71	6,447

		61,531
Household Durables
Tupperware Brands Corp.	460	30,070
Household Products
Clorox Co.	533	66,721
Colgate-Palmolive Co.	2,205	163,479
Kimberly-Clark Corp.	707	89,181

		319,381
Independent Power and Renewable Electricity Producers
AES Corp.	9,828	126,290
Calpine Corp.	1,349	17,052
NRG Energy, Inc.	8,549	95,834

		239,176
Industrial Conglomerates
3M Co.	721	127,062
Insurance
Aon PLC	1,231	138,475
Lincoln National Corp.	242	11,369
Loews Corp.	1,819	74,852
Prudential Financial, Inc.	668	54,543
Travelers Cos., Inc.	1,273	145,822
Unum Group	78	2,754
XL Group Ltd.	1,603	53,909

		481,724
Internet & Direct Marketing Retail
Amazon.com, Inc.	25	20,933
Internet Software & Services
VeriSign, Inc.	443	34,660

	Shares	Value
Reference Entity — Long
IT Services
International Business Machines Corp.	41	$6,513
Xerox Corp.	1,219	12,348

		18,861
Leisure Products
Hasbro, Inc.	671	53,230
Machinery
Deere & Co.	880	75,108
Trinity Industries, Inc.	312	7,544

		82,652
Media
AMC Networks, Inc., Class A	177	9,179
CBS Corp., Class B	207	11,331
Cinemark Holdings, Inc.	268	10,259
Regal Entertainment Group, Class A	1,219	26,513
Scripps Networks Interactive, Inc., Class A	40	2,540
Sinclair Broadcast Group, Inc., Class A	667	19,263
Time Warner, Inc.	642	51,110
Viacom, Inc., Class B	206	7,849

		138,044
Metals & Mining
Alcoa, Inc.	2,732	27,702
Barrick Gold Corp.	8,594	152,286
Goldcorp, Inc.	78	1,288
Newmont Mining Corp.	2,217	87,106
Nucor Corp.	542	26,802
Steel Dynamics, Inc.	1,439	35,961

		331,145
Multiline Retail
Kohl’s Corp.	218	9,538
Macy’s, Inc.	663	24,564
Nordstrom, Inc.	382	19,818
Target Corp.	1,711	117,511

		171,431
Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp.	510	32,314
Apache Corp.	165	10,539
Chevron Corp.	47	4,837
Devon Energy Corp.	2,409	106,261
Encana Corp.	1,245	13,035
Exxon Mobil Corp.	1,425	124,374
Marathon Petroleum Corp.	38	1,542
Murphy Oil Corp.	429	13,042

64	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

	Shares	Value
Reference Entity — Long
Oil, Gas & Consumable Fuels (continued)
ONEOK, Inc.	808	$41,523
Tesoro Corp.	315	25,061
Western Refining, Inc.	174	4,604

		377,132
Pharmaceuticals
Bristol-Myers Squibb Co.	925	49,876
Johnson & Johnson	144	17,011
Pfizer, Inc.	2,489	84,302

		151,189
Real Estate Investment Trusts (REITs)
Boston Properties, Inc.	131	17,854
Prologis, Inc.	345	18,471
Simon Property Group, Inc.	8	1,656

		37,981
Road & Rail
CSX Corp.	1,299	39,619
Norfolk Southern Corp.	1,559	151,317

		190,936
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	7,136	49,310
Applied Materials, Inc.	268	8,080
Intel Corp.	1,027	38,769
Xilinx, Inc.	313	17,009

		113,168
Specialty Retail
Home Depot, Inc.	1,281	164,839
Technology Hardware, Storage & Peripherals
NetApp, Inc.	1,137	40,727
Textiles, Apparel & Luxury Goods
Ralph Lauren Corp.	177	17,902
Tobacco
Altria Group, Inc.	283	17,894
Philip Morris International, Inc.	336	32,666

		50,560
Total Reference Entity — Long		5,749,393

	Shares	Value
Reference Entity — Short
Aerospace & Defense
Textron, Inc.	(288)	$(11,448)
TransDigm Group, Inc.	(132)	(38,164)
United Technologies Corp.	(481)	(48,869)

		(98,481)
Air Freight & Logistics
FedEx Corp.	(40)	(6,987)
Auto Components
BorgWarner, Inc.	(894)	(31,451)
Delphi Automotive PLC	(289)	(20,611)

		(52,062)
Automobiles
Ford Motor Co.	(3,482)	(42,028)
Beverages
Constellation Brands, Inc.	(110)	(18,314)
Molson Coors Brewing Co.	(745)	(81,801)

		(100,115)
Biotechnology
Celgene Corp.	(148)	(15,471)
Chemicals
Agrium, Inc.	(699)	(63,392)
Ashland Global Holdings, Inc.	(91)	(10,552)
Ecolab, Inc.	(146)	(17,771)
EI du Pont de Nemours & Co.	(334)	(22,368)
Methanex Corp.	(1,747)	(62,333)
Olin Corp.	(209)	(4,289)
PolyOne Corp.	(163)	(5,511)

		(186,216)
Construction & Engineering
MasTec, Inc.	(314)	(9,338)
Consumer Finance
American Express Co.	(1,155)	(73,966)
Capital One Financial Corp.	(447)	(32,108)
Discover Financial Services	(321)	(18,153)

		(124,227)
Containers & Packaging
Crown Holdings, Inc.	(138)	(7,878)
Distributors
LKQ Corp.	(536)	(19,007)
Diversified Consumer Services
H&R Block, Inc.	(232)	(5,371)
Diversified Financial Services
Berkshire Hathaway, Inc., Class B	(108)	(15,603)

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016	65

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

	Shares	Value
Reference Entity — Short
Diversified Financial Services (continued)
Welltower, Inc.	(175)	$(13,085)

		(28,688)
Diversified Telecommunication Services
AT&T, Inc.	(152)	(6,173)
Frontier Communications Corp.	(13,397)	(55,731)
Level 3 Communications, Inc.	(24)	(1,113)

		(63,017)
Electric Utilities
Entergy Corp.	(174)	(13,351)
Southern Co.	(2,416)	(123,941)

		(137,292)
Electronic Equipment, Instruments & Components
Avnet, Inc.	(119)	(4,886)
Corning, Inc.	(585)	(13,835)

		(18,721)
Energy Equipment & Services
Halliburton Co.	(60)	(2,693)
National Oilwell Varco, Inc.	(256)	(9,405)
Schlumberger Ltd.	(167)	(13,133)

		(25,231)
Food & Staples Retailing
CVS Health Corp.	(520)	(46,275)
Walgreens Boots Alliance, Inc.	(18)	(1,451)

		(47,726)
Food Products
Archer-Daniels-Midland Co.	(2,306)	(97,244)
ConAgra Foods, Inc.	(3,024)	(142,461)
Kellogg Co.	(1,536)	(118,994)
Mondelez International, Inc.	(56)	(2,458)
Post Holdings, Inc.	(230)	(17,749)
TreeHouse Foods, Inc.	(665)	(57,981)

		(436,887)
Health Care Equipment & Supplies
Abbott Laboratories	(3,494)	(147,761)
Becton Dickinson and Co.	(30)	(5,392)
Boston Scientific Corp.	(756)	(17,993)

		(171,146)
Health Care Providers & Services
Community Health Systems, Inc.	(822)	(9,486)
DaVita HealthCare Partners, Inc.	(367)	(24,248)
Laboratory Corp. of America Holdings	(114)	(15,673)
Molina Healthcare, Inc.	(28)	(1,633)

	Shares	Value
Reference Entity — Short
Health Care Providers & Services (continued)
Quorum Health Corp.	(53)	$(618)

		(51,658)
Hotels, Restaurants & Leisure
MGM Resorts International	(631)	(16,425)
Royal Caribbean Cruises Ltd.	(422)	(31,629)
Wyndham Worldwide Corp.	(10)	(673)
Wynn Resorts Ltd.	(85)	(8,281)

		(57,008)
Household Durables
DR Horton, Inc.	(773)	(23,344)
Lennar Corp.	(2,217)	(93,868)
Mohawk Industries, Inc.	(626)	(125,413)
PulteGroup, Inc.	(1,225)	(24,549)

		(267,174)
Household Products
Spectrum Brands Holdings, Inc.	(496)	(68,294)
Industrial Conglomerates
Danaher Corp.	(62)	(4,860)
General Electric Co.	(5,318)	(157,519)
Roper Industries, Inc.	(48)	(8,759)

		(171,138)
Insurance
Aflac, Inc.	(114)	(8,193)
Loews Corp.	(402)	(16,543)
Marsh & McLennan Cos., Inc.	(305)	(20,511)
Unum Group	(558)	(19,703)

		(64,950)
Internet & Direct Marketing Retail
Expedia, Inc.	(1,300)	(151,736)
Netflix, Inc.	(148)	(14,585)

		(166,321)
IT Services
Fidelity National Information Services, Inc.	(271)	(20,875)
Leidos Holdings, Inc.	(231)	(9,998)
Western Union Co.	(6,316)	(131,499)
Xerox Corp.	(9,607)	(97,319)

		(259,691)
Life Sciences Tools & Services
Thermo Fisher Scientific, Inc.	(98)	(15,588)
Machinery
Caterpillar, Inc.	(609)	(54,061)
Deere & Co.	(662)	(56,502)

66	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

	Shares	Value
Reference Entity — Short
Machinery (continued)
Stanley Black & Decker, Inc.	(1,049)	$(129,006)

		(239,569)
Media
Comcast Corp., Class A	(1,925)	(127,705)
DISH Network Corp.	(430)	(23,555)
Time Warner, Inc.	(59)	(4,697)

		(155,957)
Metals & Mining
Alcoa, Inc.	(3,412)	(34,597)
Freeport-McMoRan, Inc.	(1,807)	(19,624)
Southern Copper Corp.	(49)	(1,289)
United States Steel Corp.	(2,066)	(38,965)

		(94,475)
Multi-Utilities
Dominion Resources, Inc.	(1,678)	(124,625)
Public Service Enterprise Group, Inc.	(138)	(5,778)
Sempra Energy	(489)	(52,416)

		(182,819)
Multiline Retail
JC Penney Co., Inc.	(13,270)	(122,349)
Nordstrom, Inc.	(1,309)	(67,911)

		(190,260)
Oil, Gas & Consumable Fuels
Chevron Corp.	(810)	(83,365)
Cimarex Energy Co.	(39)	(5,241)
Enbridge, Inc.	(436)	(19,284)
Hess Corp.	(349)	(18,713)
Newfield Exploration Co.	(389)	(16,906)
Noble Energy, Inc.	(516)	(18,442)
Phillips 66	(453)	(36,489)
Pioneer Natural Resources Co.	(244)	(45,299)
Suncor Energy, Inc.	(4,842)	(134,511)
Weatherford International PLC	(652)	(3,664)

		(381,914)
Pharmaceuticals
Eli Lilly & Co.	(1,240)	(99,522)
Valeant Pharmaceuticals International, Inc.	(416)	(10,213)

		(109,735)
Professional Services
Verisk Analytics, Inc., Class A	(260)	(21,133)

	Shares	Value
Reference Entity — Short
Real Estate Investment Trusts (REITs)
American Tower Corp.	(247)	$(27,993)
Boston Properties, Inc.	(660)	(89,951)
Equity Residential	(88)	(5,661)
HCP, Inc.	(3,121)	(118,442)
Host Hotels & Resorts, Inc.	(772)	(12,020)
Omega Healthcare Investors, Inc.	(1,363)	(48,318)
Simon Property Group, Inc.	(172)	(35,606)

		(337,991)
Real Estate Management & Development
CBRE Group, Inc.	(595)	(16,648)
Road & Rail
Union Pacific Corp.	(180)	(17,555)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	(3,983)	(27,522)
Intel Corp.	(2,369)	(89,430)
NXP Semiconductors NV	(80)	(8,161)

		(125,113)
Specialty Retail
Advance Auto Parts, Inc.	(7)	(1,044)
Best Buy Co., Inc.	(2,934)	(112,020)
Gap, Inc.	(5,280)	(117,427)
L Brands, Inc.	(1,098)	(77,705)
Signet Jewelers Ltd.	(299)	(22,285)
Staples, Inc.	(857)	(7,327)

		(337,808)
Textiles, Apparel & Luxury Goods
Coach, Inc.	(110)	(4,022)
VF Corp.	(1,480)	(82,954)

		(86,976)
Thrifts & Mortgage Finance
Nationstar Mortgage Holdings, Inc.	(1,100)	(16,291)
Radian Group, Inc.	(208)	(2,818)

		(19,109)
Tobacco
Reynolds American, Inc.	(1,060)	(49,979)
Trading Companies & Distributors
WESCO International, Inc.	(148)	(9,101)

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016	67

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

	Shares	Value
Reference Entity — Short
Wireless Telecommunication Services
Sprint Corp.	(1,688)	$(11,192)
T-Mobile US, Inc.	(403)	(18,828)

		(30,020)
Total Reference Entity — Short		(5,123,873)
Net Value of Reference Entity — Morgan Stanley & Co., International PLC		625,520

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of September 30, 2016, expiration date: 1/19/18

	Shares	Value
Reference Entity — Long
Aerospace & Defense
General Dynamics Corp.	882	136,851
Honeywell International, Inc.	169	19,704
Huntington Ingalls Industries, Inc.	147	22,553
L-3 Communications Holdings, Inc.	235	35,421
Lockheed Martin Corp.	526	126,093
Northrop Grumman Corp.	805	172,230
Raytheon Co.	249	33,896

		546,748
Air Freight & Logistics
United Parcel Service, Inc., Class B	607	66,382
Airlines
Southwest Airlines Co.	4,642	180,527
United Continental Holdings, Inc.	286	15,007

		195,534
Auto Components
American Axle & Manufacturing Holdings, Inc.	7,506	129,254
Lear Corp.	265	32,123

		161,377
Automobiles
Ford Motor Co.	2,577	31,104
General Motors Co.	375	11,914

		43,018
Beverages
Coca-Cola Co.	567	23,996
PepsiCo, Inc.	542	58,953

		82,949

	Shares	Value
Reference Entity — Long
Biotechnology
Amgen, Inc.	124	$20,684
Biogen, Inc.	115	35,999
Gilead Sciences, Inc.	735	58,153

		114,836
Building Products
Masco Corp.	5,668	194,469
Owens Corning	746	39,829

		234,298
Chemicals
Air Products & Chemicals, Inc.	848	127,488
Celanese Corp., Series A	172	11,448
Eastman Chemical Co.	518	35,058
LyondellBasell Industries NV, Class A	643	51,864
Mosaic Co.	601	14,701
Potash Corp. of Saskatchewan, Inc.	6,458	105,395
PPG Industries, Inc.	424	43,825
Sherwin-Williams Co.	58	16,046

		405,825
Commercial Services & Supplies
Republic Services, Inc.	2,385	120,323
RR Donnelley & Sons Co.	4,782	75,173
Waste Management, Inc.	2,713	172,981

		368,477
Communications Equipment
Cisco Systems, Inc.	2,061	65,375
Juniper Networks, Inc.	770	18,526
Motorola Solutions, Inc.	292	22,274
QUALCOMM, Inc.	744	50,964

		157,139
Construction Materials
Martin Marietta Materials, Inc.	690	123,586
Vulcan Materials Co.	394	44,809

		168,395
Consumer Finance
American Express Co.	100	6,404
Capital One Financial Corp.	721	51,789

		58,193
Containers & Packaging
Graphic Packaging Holding Co.	1,331	18,621
Packaging Corp. of America	1,458	118,477

68	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

	Shares	Value
Reference Entity — Long
Containers & Packaging (continued)
Sealed Air Corp.	2,691	$123,301

		260,399
Diversified Consumer Services
Service Corp. International	953	25,293
Diversified Financial Services
Voya Financial, Inc.	1,543	44,469
Diversified Telecommunication Services
CenturyLink, Inc.	1,318	36,153
Verizon Communications, Inc.	2,541	132,081

		168,234
Electric Utilities
Duke Energy Corp.	379	30,335
Exelon Corp.	3,445	114,684
FirstEnergy Corp.	3,539	117,070
Southern Co.	841	43,143
Xcel Energy, Inc.	1,518	62,451

		367,683
Electrical Equipment
Eaton Corp. PLC	983	64,593
Electronic Equipment, Instruments & Components
Flextronics International Ltd.	993	13,525
Energy Equipment & Services
Baker Hughes, Inc.	2,584	130,414
Diamond Offshore Drilling, Inc.	555	9,774
Halliburton Co.	782	35,096
Noble Corp. PLC	9,724	61,650
Transocean Ltd.	1,524	16,246

		253,180
Food & Staples Retailing
Costco Wholesale Corp.	846	129,023
Supervalu, Inc.	2,511	12,530
Sysco Corp.	1,252	61,361
Wal-Mart Stores, Inc.	1,418	102,266

		305,180
Food Products
Campbell Soup Co.	3,253	177,939
General Mills, Inc.	1,853	118,370
Hershey Co.	1,336	127,722
Mead Johnson Nutrition Co.	575	45,431
Tyson Foods, Inc., Class A	935	69,816

		539,278
Health Care Equipment & Supplies
Baxter International, Inc.	2,689	127,996

	Shares	Value
Reference Entity — Long
Health Care Equipment & Supplies (continued)
Boston Scientific Corp.	5,462	$129,996

		257,992
Health Care Providers & Services
AmerisourceBergen Corp.	391	31,585
Cardinal Health, Inc.	287	22,300
Express Scripts Holding Co.	200	14,106
HCA Holdings, Inc.	553	41,823
LifePoint Hospitals, Inc.	121	7,167
McKesson Corp.	971	161,914
Quest Diagnostics, Inc.	1,417	119,921
UnitedHealth Group, Inc.	435	60,900

		459,716
Hotels, Restaurants & Leisure
Carnival Corp.	945	46,135
Darden Restaurants, Inc.	1,549	94,985
McDonald’s Corp.	1,489	171,771
Yum! Brands, Inc.	1,737	157,737

		470,628
Household Durables
Toll Brothers, Inc.	429	12,810
Tupperware Brands Corp.	547	35,757

		48,567
Household Products
Clorox Co.	975	122,051
Colgate-Palmolive Co.	444	32,918
Kimberly-Clark Corp.	173	21,822

		176,791
Independent Power and Renewable Electricity Producers
Calpine Corp.	2,861	36,163
NRG Energy, Inc.	6,195	69,446

		105,609
Insurance
Allstate Corp.	1,880	130,058
Aon PLC	58	6,525
Hartford Financial Services Group, Inc.	1,432	61,318
Lincoln National Corp.	1,155	54,262
Loews Corp.	1,331	54,771
Marsh & McLennan Cos., Inc.	1,900	127,775
Prudential Financial, Inc.	1,722	140,601
Travelers Cos., Inc.	176	20,161
Unum Group	616	21,751
XL Group Ltd.	2,132	71,699

		688,921

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016	69

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

	Shares	Value
Reference Entity — Long
Internet & Direct Marketing Retail
Amazon.com, Inc.	17	$14,234
Internet Software & Services
eBay, Inc.	2,031	66,820
VeriSign, Inc.	326	25,506

		92,326
IT Services
International Business Machines Corp.	59	9,372
Xerox Corp.	2,711	27,463

		36,835
Leisure Products
Hasbro, Inc.	962	76,315
Machinery
Cummins, Inc.	1,029	131,866
Deere & Co.	1,337	114,113
Trinity Industries, Inc.	214	5,175

		251,154
Media
AMC Networks, Inc., Class A	121	6,275
CBS Corp., Class B	3,239	177,303
Cinemark Holdings, Inc.	183	7,005
Omnicom Group, Inc.	1,518	129,030
Regal Entertainment Group, Class A	855	18,596
Scripps Networks Interactive, Inc., Class A	977	62,030
Sinclair Broadcast Group, Inc., Class A	1,426	41,183
Time Warner, Inc.	1,032	82,158
Viacom, Inc., Class B	4,453	169,659
Walt Disney Co.	901	83,667

		776,906
Metals & Mining
Alcoa, Inc.	10,337	104,817
Barrick Gold Corp.	2,046	36,255
Freeport-McMoRan, Inc.	4,066	44,157
Goldcorp, Inc.	2,954	48,800
Kinross Gold Corp.	7,743	32,598
Newmont Mining Corp.	2,161	84,906
Nucor Corp.	3,335	164,916
Steel Dynamics, Inc.	1,073	26,814

		543,263
Multi-Utilities
CenterPoint Energy, Inc.	5,376	124,884

	Shares	Value
Reference Entity — Long
Multiline Retail
Kohl’s Corp.	4,234	$185,238
Macy’s, Inc.	3,327	123,265
Nordstrom, Inc.	852	44,202
Target Corp.	1,025	70,397

		423,102
Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp.	1,586	100,489
Apache Corp.	1,770	113,050
Chevron Corp.	72	7,410
Devon Energy Corp.	958	42,257
Encana Corp.	3,918	41,021
Exxon Mobil Corp.	64	5,586
Kinder Morgan, Inc.	2,557	59,143
Marathon Oil Corp.	2,743	43,367
Marathon Petroleum Corp.	1,084	44,000
Murphy Oil Corp.	1,785	54,264
Occidental Petroleum Corp.	261	19,032
ONEOK, Inc.	3,028	155,609
SM Energy Co.	1,701	65,625
Tesoro Corp.	2,220	176,623
Western Refining, Inc.	1,619	42,839
Williams Cos., Inc.	6,036	185,486

		1,155,801
Pharmaceuticals
Bristol-Myers Squibb Co.	2,518	135,771
Johnson & Johnson	941	111,160
Merck & Co., Inc.	584	36,447
Pfizer, Inc.	3,156	106,894

		390,272
Real Estate Investment Trusts (REITs)
AvalonBay Communities, Inc.	565	100,480
Boston Properties, Inc.	306	41,705
Gaming and Leisure Properties, Inc.	1,382	46,228
Lamar Advertising Co., Class A	990	64,657
Prologis, Inc.	864	46,258
Simon Property Group, Inc.	254	52,580

		351,908
Road & Rail
Avis Budget Group, Inc.	1,923	65,786
CSX Corp.	5,170	157,685
Hertz Global Holdings, Inc.	3,133	125,821
Norfolk Southern Corp.	320	31,059
Ryder System, Inc.	2,008	132,428
Union Pacific Corp.	1,321	128,837

		641,616

70	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

	Shares	Value
Reference Entity — Long
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	12,589	$86,990
Applied Materials, Inc.	1,932	58,250
Intel Corp.	700	26,425
Micron Technology, Inc.	451	8,019
Xilinx, Inc.	906	49,232

		228,916
Software
CA, Inc.	3,836	126,895
Specialty Retail
AutoZone, Inc.	207	159,046
Home Depot, Inc.	188	24,192
Lowe’s Cos., Inc.	2,242	161,895
TJX Cos., Inc.	628	46,962

		392,095
Technology Hardware, Storage & Peripherals
Apple, Inc.	315	35,611
NetApp, Inc.	716	25,647

		61,258
Textiles, Apparel & Luxury Goods
Ralph Lauren Corp.	436	44,097
Tobacco
Altria Group, Inc.	2,215	140,054
Philip Morris International, Inc.	244	23,722

		163,776
Wireless Telecommunication Services
Rogers Communications, Inc., Class B	476	20,192
Total Reference Entity — Long		12,769,074

Reference Entity — Short
Aerospace & Defense
The Boeing Co.	(818)	(107,763)
Honeywell International, Inc.	(661)	(77,066)
Textron, Inc.	(2,972)	(118,137)
TransDigm Group, Inc.	(97)	(28,045)
Triumph Group, Inc.	(1,645)	(45,862)
United Technologies Corp.	(1,186)	(120,498)

		(497,371)
Air Freight & Logistics
FedEx Corp.	(767)	(133,980)
Auto Components
BorgWarner, Inc.	(2,963)	(104,238)
Delphi Automotive PLC	(617)	(44,005)

	Shares	Value
Reference Entity — Short
Auto Components (continued)
Goodyear Tire & Rubber Co.	(3,993)	$(128,974)

		(277,217)
Automobiles
Ford Motor Co.	(3,748)	(45,238)
General Motors Co.	(3,996)	(126,953)

		(172,191)
Beverages
Coca-Cola Co.	(374)	(15,828)
Constellation Brands, Inc.	(1,044)	(173,816)
Molson Coors Brewing Co.	(1,048)	(115,070)
PepsiCo, Inc.	(1,200)	(130,524)

		(435,238)
Biotechnology
AbbVie, Inc.	(234)	(14,758)
Amgen, Inc.	(310)	(51,711)
Celgene Corp.	(466)	(48,711)

		(115,180)
Chemicals
Agrium, Inc.	(419)	(37,999)
Ashland Global Holdings, Inc.	(195)	(22,610)
Eastman Chemical Co.	(815)	(55,159)
Ecolab, Inc.	(391)	(47,593)
EI du Pont de Nemours & Co.	(227)	(15,202)
Methanex Corp.	(107)	(3,818)
Olin Corp.	(8,706)	(178,647)
PolyOne Corp.	(405)	(13,693)
RPM International, Inc.	(1,271)	(68,278)

		(442,999)
Communications Equipment
Harris Corp.	(706)	(64,677)
Construction & Engineering
MasTec, Inc.	(1,685)	(50,112)
Construction Materials
Vulcan Materials Co.	(111)	(12,624)
Consumer Finance
Ally Financial, Inc.	(6,697)	(130,391)
American Express Co.	(848)	(54,306)
Capital One Financial Corp.	(1,346)	(96,683)
Discover Financial Services	(771)	(43,600)

		(324,980)
Containers & Packaging
Crown Holdings, Inc.	(773)	(44,131)

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016	71

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

	Shares	Value
Reference Entity — Short
Distributors
LKQ Corp.	(1,345)	$(47,694)
Diversified Consumer Services
H&R Block, Inc.	(495)	(11,459)
Diversified Financial Services
Berkshire Hathaway, Inc., Class B	(1,183)	(170,908)
Welltower, Inc.	(2,260)	(168,980)

		(339,888)
Diversified Telecommunication Services
AT&T, Inc.	(4,062)	(164,958)
Frontier Communications Corp.	(23,182)	(96,437)
Level 3 Communications, Inc.	(1,171)	(54,311)

		(315,706)
Electric Utilities
Entergy Corp.	(1,408)	(108,036)
Electronic Equipment, Instruments & Components
Arrow Electronics, Inc.	(2,029)	(129,795)
Avnet, Inc.	(3,725)	(152,949)
Corning, Inc.	(4,845)	(114,584)

		(397,328)
Energy Equipment & Services
Halliburton Co.	(1,467)	(65,839)
National Oilwell Varco, Inc.	(174)	(6,393)
Schlumberger Ltd.	(551)	(43,330)

		(115,562)
Food & Staples Retailing
Kroger Co.	(4,171)	(123,795)
Walgreens Boots Alliance, Inc.	(786)	(63,368)

		(187,163)
Food Products
Archer-Daniels-Midland Co.	(708)	(29,856)
ConAgra Foods, Inc.	(1,201)	(56,579)
Kellogg Co.	(117)	(9,064)
Mondelez International, Inc.	(3,653)	(160,367)
Post Holdings, Inc.	(573)	(44,218)
TreeHouse Foods, Inc.	(51)	(4,447)

		(304,531)
Gas Utilities
National Fuel Gas Co.	(642)	(34,713)
Health Care Equipment & Supplies
Abbott Laboratories	(1,093)	(46,223)
Becton Dickinson and Co.	(102)	(18,333)
Boston Scientific Corp.	(1,759)	(41,864)
Medtronic PLC	(1,471)	(127,094)

	Shares	Value
Reference Entity — Short
Health Care Equipment & Supplies (continued)
Stryker Corp.	(554)	$(64,491)

		(298,005)
Health Care Providers & Services
AmerisourceBergen Corp.	(1,549)	(125,128)
Centene Corp.	(925)	(61,938)
Community Health Systems, Inc.	(2,400)	(27,696)
DaVita HealthCare Partners, Inc.	(280)	(18,500)
Laboratory Corp. of America Holdings	(273)	(37,532)
Molina Healthcare, Inc.	(1,113)	(64,910)
Universal Health Services, Inc.	(221)	(27,232)

		(362,936)
Hotels, Restaurants & Leisure
MGM Resorts International	(4,676)	(121,716)
Royal Caribbean Cruises Ltd.	(1,319)	(98,859)
Wyndham Worldwide Corp.	(780)	(52,518)
Wynn Resorts Ltd.	(148)	(14,418)

		(287,511)
Household Durables
DR Horton, Inc.	(522)	(15,764)
KB Home	(1,291)	(20,811)
Lennar Corp.	(1,944)	(82,309)
Newell Rubbermaid, Inc.	(1,258)	(66,246)
PulteGroup, Inc.	(5,291)	(106,032)
Toll Brothers, Inc.	(2,588)	(77,278)
Whirlpool Corp.	(424)	(68,756)

		(437,196)
Household Products
Procter & Gamble Co.	(1,989)	(178,513)
Independent Power and Renewable Electricity Producers
Calpine Corp.	(9,310)	(117,678)
Industrial Conglomerates
Danaher Corp.	(2,014)	(157,877)
General Electric Co.	(1,110)	(32,878)
Roper Industries, Inc.	(318)	(58,026)

		(248,781)
Insurance
Aflac, Inc.	(111)	(7,978)
American International Group, Inc.	(1,439)	(85,390)
The Hartford Financial Services Group, Inc.	(1,155)	(49,457)
Lincoln National Corp.	(1,732)	(81,369)
Loews Corp.	(1,000)	(41,150)
Marsh & McLennan Cos., Inc.	(655)	(44,049)
MetLife, Inc.	(3,588)	(159,415)

72	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

	Shares	Value
Reference Entity — Short
Insurance (continued)
Unum Group	(3,087)	$(109,002)

		(577,810)
Internet & Direct Marketing Retail
Expedia, Inc.	(374)	(43,653)
Netflix, Inc.	(368)	(36,266)
Priceline Group, Inc.	(44)	(64,746)

		(144,665)
Internet Software & Services
Equinix, Inc.	(177)	(63,764)
IT Services
Fidelity National Information Services, Inc.	(549)	(42,289)
Fiserv, Inc.	(206)	(20,491)
Leidos Holdings, Inc.	(270)	(11,686)

		(74,466)
Leisure Products
Brunswick Corp.	(2,061)	(100,536)
Mattel, Inc.	(4,034)	(122,149)

		(222,685)
Life Sciences Tools & Services
Thermo Fisher Scientific, Inc.	(289)	(45,968)
Machinery
Caterpillar, Inc.	(885)	(78,561)
Dover Corp.	(1,809)	(133,215)
Stanley Black & Decker, Inc.	(324)	(39,846)

		(251,622)
Media
Comcast Corp., Class A	(996)	(66,074)
DISH Network Corp.	(3,121)	(170,968)
Time Warner, Inc.	(97)	(7,722)
Twenty-First Century Fox, Inc.	(744)	(18,020)
Walt Disney Co.	(138)	(12,815)

		(275,599)
Metals & Mining
Alcoa, Inc.	(2,305)	(23,373)
Freeport-McMoRan, Inc.	(1,356)	(14,726)
Southern Copper Corp.	(2,403)	(63,199)
Teck Resources Ltd.	(3,940)	(71,038)
United States Steel Corp.	(755)	(14,239)

		(186,575)
Multi-Utilities
CMS Energy Corp.	(1,801)	(75,660)
Dominion Resources, Inc.	(522)	(38,769)

	Shares	Value
Reference Entity — Short
Multi-Utilities (continued)
Public Service Enterprise Group, Inc.	(638)	$(26,713)
Sempra Energy	(1,267)	(135,810)

		(276,952)
Multiline Retail
Nordstrom, Inc.	(1,176)	(61,011)
Oil, Gas & Consumable Fuels
Canadian Natural Resources, Ltd.	(6,168)	(197,623)
Chevron Corp.	(443)	(45,594)
Cimarex Energy Co.	(462)	(62,079)
ConocoPhillips	(1,211)	(52,642)
Enbridge, Inc.	(3,979)	(175,991)
Encana Corp.	(2,950)	(30,886)
EOG Resources, Inc.	(261)	(25,241)
EQT Corp.	(859)	(62,381)
Exxon Mobil Corp.	(260)	(22,693)
Hess Corp.	(3,418)	(183,273)
Newfield Exploration Co.	(870)	(37,810)
Noble Energy, Inc.	(1,158)	(41,387)
Phillips 66	(369)	(29,723)
Pioneer Natural Resources Co.	(816)	(151,490)
Southwestern Energy Co.	(901)	(12,470)
Suncor Energy, Inc.	(286)	(7,945)
Tesoro Corp.	(243)	(19,333)
Valero Energy Corp.	(2,330)	(123,490)
Weatherford International PLC	(26,658)	(149,818)

		(1,431,869)
Pharmaceuticals
Eli Lilly & Co.	(352)	(28,252)
Endo International PLC	(3,012)	(60,692)
Perrigo Co. PLC	(677)	(62,507)
Valeant Pharmaceuticals International, Inc.	(2,084)	(51,162)

		(202,613)
Professional Services
Verisk Analytics, Inc., Class A	(528)	(42,916)
Real Estate Investment Trusts (REITs)
American Tower Corp.	(292)	(33,092)
Boston Properties, Inc.	(270)	(36,798)
Crown Castle International Corp.	(336)	(31,655)
DDR Corp.	(7,205)	(125,583)
Equity Residential	(339)	(21,808)
HCP, Inc.	(1,555)	(59,012)
Host Hotels & Resorts, Inc.	(7,796)	(121,384)
Kimco Realty Corp.	(4,323)	(125,151)
Omega Healthcare Investors, Inc.	(439)	(15,563)
Simon Property Group, Inc.	(237)	(49,061)

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016	73

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

	Shares	Value
Reference Entity — Short
Real Estate Investment Trusts (REITs) (continued)
Weyerhaeuser Co.	(4,035)	$(128,878)

		(747,985)
Real Estate Management & Development
CBRE Group, Inc.	(1,683)	(47,090)
Road & Rail
Avis Budget Group, Inc.	(1,244)	(42,557)
Canadian National Railway Co.	(321)	(20,994)
Union Pacific Corp.	(446)	(43,498)

		(107,049)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	(399)	(2,757)
Intel Corp.	(1,075)	(40,581)
NXP Semiconductors NV	(290)	(29,583)
Texas Instruments, Inc.	(1,855)	(130,184)

		(203,105)
Software
Autodesk, Inc.	(937)	(67,773)
Oracle Corp.	(1,615)	(63,437)
Symantec Corp.	(2,679)	(67,243)

		(198,453)
Specialty Retail
Advance Auto Parts, Inc.	(425	(63,376)
Bed Bath & Beyond, Inc.	(548)	(23,624)
Best Buy Co., Inc.	(434)	(16,570)
Gap, Inc.	(1,508)	(33,538)
L Brands, Inc.	(1,115)	(78,909)
O’Reilly Automotive, Inc.	(196)	(54,902)

	Shares	Value
Reference Entity — Short
Specialty Retail (continued)
Signet Jewelers Ltd.	(563)	$(41,960)
Staples, Inc.	(580)	(4,959)

		(317,838)
Technology Hardware, Storage & Peripherals
NCR Corp.	(384)	(12,361)
Textiles, Apparel & Luxury Goods
Coach, Inc.	(648)	(23,691)
VF Corp.	(796)	(44,616)

		(68,307)
Thrifts & Mortgage Finance
Nationstar Mortgage Holdings, Inc.	(745)	(11,033)
Radian Group, Inc.	(4,107)	(55,650)

		(66,683)
Tobacco
Philip Morris International, Inc.	(1,271)	(123,567)
Reynolds American, Inc.	(2,928)	(138,055)

		(261,622)
Trading Companies & Distributors
WESCO International, Inc.	(98)	(6,026)
Wireless Telecommunication Services
Sprint Corp.	(2,501)	(16,582)
T-Mobile US, Inc.	(984)	(45,972)

		(62,554)
Total Reference Entity — Short		(12,320,988)
Net Value of Reference Entity — Bank of America N.A.		448,086

74	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Portfolio Abbreviations

AUD	Australian Dollar	INR	Indian Rupee	REIT	Real Estate Investment Trust
BRL	Brazilian Real	JPY	Japanese Yen	RON	Romanian New Leu
CAD	Canadian Dollar	KRW	South Korean Won	RUB	Russian Ruble
CHF	Swiss Franc	MXN	Mexican Peso	SEK	Swedish Krona
CLP	Chilean Peso	MYR	Malaysian Ringgit	SGD	Singapore Dollar
COP	Columbian Peso	NOK	Norwegian Krone	THB	Thai Baht
EUR	Euro	NZD	New Zealand Dollar	TRY	Turkish Lira
GBP	British Pound	OTC	Over-the-Counter	TWD	Taiwan Dollar
HUF	Hungarian Forint	PHP	Philippine Peso	USD	U.S. Dollar
IDR	Indonesian Rupiah	PLN	Polish Zloty	ZAR	South African Rand
ILS	Israeli New Shekel

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016	75

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$1,988,954	—	—	$1,988,954
Asset-Backed Securities	—	$3,448,750	$243,066	3,691,816
Corporate Bonds	—	13,376,764	—	13,376,764
Non-Agency Mortgage-Backed Securities	—	2,517,980	—	2,517,980
U.S. Government Sponsored Agency Securities	—	15,455,236	—	15,455,236
Short-Term Securities	1,497,727	—	—	1,497,727
Liabilities:
Investments:
TBA Sale Commitments	—	(2,945,016)	—	(2,945,016)

Total	$3,486,681	$31,853,714	$243,066	$35,583,461

76	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016

Schedule of Investments (concluded)	BlackRock Alternative Capital Strategies Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	—	$380,485	—	$380,485
Forward foreign currency contracts	—	170,284	—	170,284
Interest rate contracts	$13,391	—	—	13,391
Liabilities:
Credit contracts	—	(21,172)	—	(21,172)
Equity contracts	—	(89,641)	—	(89,641)
Forward foreign currency contracts	—	(188,213)	—	(188,213)
Interest rate contracts	(27,027)	—	—	(27,027)

Total	$(13,636)	$251,743	—	$238,107

[1]

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Funfd may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$2,190	—	—	$2,190
Foreign currency at value	88,831	—	—	88,831
Cash pledged as collateral for OTC derivatives	390,000	—	—	390,000
Cash pledged for centrally cleared swaps	83,000	—	—	83,000
Cash pledged for futures contracts	108,683	—	—	108,683
Liabilities:
Cash received as collateral for OTC derivatives		$(510,000)	—	(510,000)

Total	$672,704	$(510,000)	—	$162,704

During the period ended September 30, 2016, there were no transfers between levels.

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	SEPTEMBER 30, 2016	77

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock Emerging Markets Equity Strategies Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Austria — 2.2%
Erste Group Bank AG (a)	4,817	$142,639
Brazil — 8.1%
BRF SA — ADR	8,755	149,360
CCR SA	23,602	122,940
Fibria Celulose SA — Sponsored — ADR	18,574	131,318
Telefonica Brasil SA — ADR	8,918	129,044

		532,662
China — 29.5%
Alibaba Group Holding Ltd. — ADR (a)	1,947	205,973
Brilliance China Automotive Holdings Ltd.	170,000	191,807
China Mobile Ltd.	5,500	67,564
China Mobile Ltd. — ADR	1,133	69,702
China Resources Power Holdings Co. Ltd.	112,000	194,705
CNOOC Ltd.	132,000	166,520
Hengan International Group Co. Ltd.	14,500	121,006
Hollysys Automation Technologies, Ltd. (a)	7,235	160,400
Huaneng Power International, Inc. — ADR	10,523	264,232
Industrial & Commercial Bank of China Ltd., Class H	277,000	175,804
Silergy Corp.	2,000	29,665
Tencent Holdings Ltd.	3,600	100,087
Weifu High-Technology Group Co., Ltd.	49,384	181,692

		1,929,157
Colombia — 2.1%
Ecopetrol SA — ADR (a)	15,856	138,899
Czech Republic — 2.4%
Moneta Money Bank (a)(b)	49,981	159,168
Greece — 4.0%
Alpha Bank AE (a)	69,429	116,209
OPAP SA	17,616	149,105

		265,314
Hungary — 3.4%
Richter Gedeon Nyrt	10,810	219,687
India — 6.6%
Axis Bank Ltd. — GDR	1,800	72,360
ICICI Bank Ltd. — ADR	28,741	214,695

Common Stocks	Shares	Value
India (continued)
Mahindra & Mahindra Ltd. — GDR	6,857	$145,509

		432,564
Indonesia — 6.0%
Astra International Tbk PT	358,200	227,287
Semen Indonesia Persero Tbk PT	217,300	168,799

		396,086
Poland — 3.3%
Powszechny Zaklad Ubezpieczen SA	34,136	217,833
Russia — 4.1%
Mail.ru Group Ltd. — GDR (a)	9,682	169,822
MMC Norilsk Nickel PJSC — ADR	6,327	101,125

		270,947
South Korea — 10.7%
GSretail Co. Ltd.	4,365	195,830
KT&G Corp.	905	103,061
LG Corp.	2,427	143,425
POSCO	563	116,692
POSCO — ADR	792	40,455
Shinhan Financial Group Co. Ltd.	2,726	99,839

		699,302
Taiwan — 3.0%
Formosa Chemicals & Fibre Corp.	72,000	194,280
Thailand — 2.8%
Land & Houses PCL, Foreign Registered Shares	125,000	35,217
Land and Houses PCL	560,200	145,286

		180,503
Turkey — 4.3%
Turkcell Iletisim Hizmetleri AS (a)	86,258	278,905
United Kingdom — 3.3%
Aberdeen Asset Management PLC	51,391	216,913
United States — 2.5%
Luxoft Holding, Inc. (a)	3,085	163,042
Total Long-Term Investments (Cost — $6,051,588) — 98.3%		6,437,901

Short-Term Securities
BlackRock Premier Government Institutional Fund, 0.26% (c)(d)	431,536	431,536
Total Short-Term Securities (Cost — $431,536) — 6.6%		431,536

BLACKROCK EMERGING MARKETS EQUITY STRATEGIES FUND	SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock Emerging Markets Equity Strategies Fund

Value
Total Investments (Cost — $6,483,124*) — 104.9%	$6,869,437
Liabilities in Excess of Other Assets — (4.9)%	(321,018)

Net Assets — 100.0%	$6,548,419

*	As of September 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$6,483,124

Gross unrealized appreciation	$511,329
Gross unrealized depreciation	(125,016)

Net unrealized appreciation	$386,313

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	During the period ended September 30, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity		Shares Held at September 30, 2016	Income
BlackRock Premier Government Institutional Fund	431,536	[1]	431,536	$419
[1] Represents net shares purchased for the period February 29, 2016, the commencement of operations, to September 30, 2016.

(d)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
MXN	4,627,430	USD	231,500	HSBC Bank USA N.A.	12/22/16	$5,079

2	BLACKROCK EMERGING MARKETS EQUITY STRATEGIES FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Emerging Markets Equity Strategies Fund

OTC Total Return Swaps:1

Reference Entity	Counterparty	Expiration Date	Net Notional Amount	Unrealized Appreciation (Depreciation)		Net Value of Reference Entities
Equity Securities	Credit Suisse International	10/10/16	$555,297	$65,276	[2]	$616,885
Long/Short:	HSBC Bank PLC	10/08/16	(253,358)	16,313	[3]	(236,866)
Total			$301,939	$81,589		$380,019

[1]   The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 30-100 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

EUR 1 Month LIBOR

GBP 1 Month LIBOR

HKD 1 Month HIBOR

USD 1 Day LIBOR

[2]   Amount includes $3,688 of net dividends and financing fees.

[3]   Amount includes $(179) of net dividends and financing fees.

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Credit Suisse International as of September 30, 2016, expiration date: 10/10/16

	Shares	Value
Reference Entity — Long
China
China Life Insurance Company Co. — ADR	10,997	$143,841
SINA Corp.	1,352	99,818
Weibo Corp.	135	6,769

		250,428
India
Axis Bank Ltd.	1,500	60,300
South Africa
Naspers Ltd.	2,342	405,337
Turkey
Turkiye Halk Bankasi AS	47,126	143,216
Total Reference Entity — Long		859,281

Reference Entity — Short
China
AIA Group Ltd.	(18,800)	(126,425)
Indonesia
Telekomunikasi Indonesia — ADR	(1,755)	(115,971)
Total Reference Entity — Short		(242,396)
Net Value of Reference Entity — Credit Suisse International		$616,885

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of September 30, 2016, expiration date: 10/08/16

	Shares	Value
Reference Entity — Long
China
Bank of China Ltd.	360,000	$166,249
South Korea
Amorepacific Group	1,476	223,003
Total Reference Entity — Long		389,252

Reference Entity — Short
Hungary
OTP Bank PLC	(4,507)	(118,407)
Mexico
Grupo Financiero Banorte SA de CV, Series O	(23,533)	(123,407)
Poland
Bank Pekao SA	(3,186)	(103,154)
South Africa
Capitec Bank Holdings, Ltd.	(3,802)	(178,158)
Turkey
Turk Telekomunikasyon AS	(54,502)	(102,992)
Total Reference Entity — Short		(626,118)
Net Value of Reference Entity — HSBC Bank PLC		$(236,866)

BLACKROCK EMERGING MARKETS EQUITY STRATEGIES FUND	SEPTEMBER 30, 2016	3

Schedule of Investments (continued)	BlackRock Emerging Markets Equity Strategies Fund

Portfolio Abbreviations

ADR	American Depositary Receipts
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipt
HIBOR	Hong Kong Interbank Offered Rate
HKD	Hong Kong Dollar
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
OTC	Over-the-Counter
USD	U.S. Dollar

4	BLACKROCK EMERGING MARKETS EQUITY STRATEGIES FUND	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Emerging Markets Equity Strategies Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Austria	—	$142,639	—	$142,639
Brazil	$532,662	—	—	532,662
China	700,307	1,228,850	—	1,929,157
Colombia	138,899	—	—	138,899
Czech Republic	159,168	—	—	159,168
Greece	—	265,314	—	265,314
Hungary	—	219,687	—	219,687
India	287,055	145,509	—	432,564
Indonesia	—	396,086	—	396,086
Poland	—	217,833	—	217,833
Russia	169,822	101,125	—	270,947
South Korea	40,455	658,847	—	699,302
Taiwan	—	194,280	—	194,280
Thailand	—	180,503	—	180,503
Turkey	—	278,905	—	278,905
United Kingdom	—	216,913	—	216,913
United States	163,042	—	—	163,042
Short-Term Securities	431,536	—	—	431,536

Total	$2,622,946	$4,246,491	—	$6,869,437

BLACKROCK EMERGING MARKETS EQUITY STRATEGIES FUND	SEPTEMBER 30, 2016	5

Schedule of Investments (concluded)	BlackRock Emerging Markets Equity Strategies Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	—	$81,589	—	$81,589
Foreign currency exchange contracts	—	5,079	—	5,079

Total	—	$86,668	—	$86,668

[1]    Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$2,861	—	—	$2,861
Liabilities:
Bank overdraft	—	$(104,868)	—	(104,868)

Total	$2,861	$(104,868)	—	$(102,007)

During the period ended September 30, 2016, there were no transfers between levels.

6	BLACKROCK EMERGING MARKETS EQUITY STRATEGIES FUND	SEPTEMBER 30, 2016

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock Short-Term Inflation-Protected Securities Index Fund (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Inflation Protected Securities:
2.38%, 1/15/17	$24	$24,083
0.13%, 4/15/17	106	106,242
2.63%, 7/15/17	35	35,911
1.63%, 1/15/18	40	41,442
0.13%, 4/15/18	122	123,132
1.38%, 7/15/18	28	29,081
2.13%, 1/15/19	22	23,875
0.13%, 4/15/19	128	130,564
1.88%, 7/15/19	34	36,312
1.38%, 1/15/20	55	57,902
0.13%, 4/15/20	122	124,675
1.25%, 7/15/20	44	47,162
1.13%, 1/15/21	131	139,326
0.13%, 4/15/21	27	27,988
0.63%, 7/15/21	90	94,181
Total U.S. Treasury Obligations (Cost – $1,030,780 ) — 101.7%		1,041,876

Short-Term Securities	Shares	Value
BlackRock Premier Government Institutional Fund, 0.26% (a)(b)	8,894	$8,894
Total Short-Term Securities (Cost – 8,894) — 0.9%		8,894
Total Investments (Cost — $1,039,674*) — 102.6%		1,050,770
Liabilities in Excess of Other Assets — (2.6)%		(26,838)

Net Assets — 100.0%		$1,023,932

*	As of September 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,039,674

Gross unrealized appreciation	$11,096
Gross unrealized depreciation	—

Net unrealized appreciation	$11,096

Notes to Schedule of Investments

(a)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity		Shares Held At September 30, 2016	Income
BlackRock Premier Government Institutional Fund	8,894	[1]	8,894	$33

[1]	Represents net shares purchased for the period February 16, 2016, the commencement of operations, to September 30, 2016.

(b)	Current yield as of period end.

BLACKROCK SHORT-TERM INFLATION-PROTECTED SECURITIES INDEX FUND	SEPTEMBER 30, 2016	1

Schedule of Investments (concluded)	BlackRock Short-Term Inflation-Protected Securities Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Obligations	—	$1,041,876	—	$1,041,876
Short-Term Securities	$8,894	—	—	8,894

Total	$8,894	$1,041,876	—	$1,050,770

2	BLACKROCK SHORT-TERM INFLATION-PROTECTED SECURITIES INDEX FUND	SEPTEMBER 30, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: November 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: November 22, 2016